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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

                            RUSSELL INVESTMENT FUNDS
               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                      GREGORY J. LYONS, ASSISTANT SECRETARY
                            RUSSELL INVESTMENT FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-439-2406

              ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  253-572-9500
Date of fiscal year end:   DECEMBER 31
Date of reporting period:  January 1, 2006 -- June 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS

                                                        RUSSELL INVESTMENT FUNDS

(FRANK RUSSELL INVESTMENT FUNDS GRAPHIC)



2006 SEMIANNUAL REPORT

MULTI-STYLE EQUITY FUND
AGGRESSIVE EQUITY FUND
NON-U.S. FUND
REAL ESTATE SECURITIES FUND
CORE BOND FUND

JUNE 30, 2006

                                                            (FRANK RUSSELL LOGO)

Russell Investment Funds

Russell Investment Funds is a series investment company with five different investment portfolios referred to as Funds. These financial statements report on all five of the Funds.

Frank Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

                                  [Blank Page]

                            Russell Investment Funds

                               Semiannual Report

                           June 30, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Multi-Style Equity Fund..............................................         3

Aggressive Equity Fund...............................................        10

Non-U.S. Fund........................................................        22

Real Estate Securities Fund..........................................        37

Core Bond Fund.......................................................        41

Notes to Schedules of Investments....................................        58

Statement of Assets and Liabilities..................................        60

Statement of Operations..............................................        64

Statement of Changes in Net Assets...................................        66

Financial Highlights.................................................        68

Notes to Financial Highlights........................................        70

Notes to Financial Statements........................................        71

Shareholder Requests for Additional Information......................        82

Basis for Approval of Investment Advisory Contracts..................        83

Disclosure of Information about Fund Directors.......................        87

Manager, Money Managers and Service Providers........................        92

Copyright (c) Russell Investment Group 2006. All rights reserved.

The Russell logo is a trademark and service mark of Russell Investment Group. Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

Russell Investment Group (Russell) holds the largest market share of the global manager of managers market which includes "collective investment funds or institutional separate accounts with assets managed as segregated accounts by multiplying underlying managers." The Cerulli Report(TM), Quantitative Update:
Global Multimanager Product, 2003-2004.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Fund Distributors, Inc., Member NASD, is the distributor of Russell Investment Funds.

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
January 1, 2006               $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2006                 $     1,024.20      $     1,020.48
Expenses Paid During
Period*                       $         4.37      $         4.36

* Expenses are equal to the Fund's annualized expense ratio of 0.87% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                      Multi-Style Equity Fund  3

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.1%
Auto and Transportation - 2.9%
Alaska Air Group, Inc. (AE)                             2,300              91
Burlington Northern Santa Fe Corp.                      7,350             582
CH Robinson Worldwide, Inc. (N)                         6,900             368
CSX Corp.                                              15,850           1,116
FedEx Corp.                                             4,300             502
Ford Motor Co. (N)                                     33,600             233
General Motors Corp. (N)                                2,100              62
Genuine Parts Co.                                       5,400             225
Norfolk Southern Corp.                                 25,600           1,362
Polaris Industries, Inc. (N)                            9,000             390
Swift Transportation Co., Inc. (AE)(N)                  7,500             238
Toyota Motor Corp. - ADR                                5,370             562
TRW Automotive Holdings Corp. (AE)                      4,500             123
Union Pacific Corp.                                    22,900           2,129
United Parcel Service, Inc. Class B                    29,000           2,388
UTI Worldwide, Inc.                                     8,600             217
                                                                 ------------
                                                                       10,588
                                                                 ------------
Consumer Discretionary - 12.5%
Best Buy Co., Inc.                                     12,660             694
Blockbuster, Inc. Class A (N)                          51,500             257
Boyd Gaming Corp. (N)                                   7,200             291
Carnival Corp.                                          4,250             177
Circuit City Stores, Inc. (N)                           3,300              90
Coach, Inc. (AE)                                       26,720             799
Costco Wholesale Corp.                                 12,800             731
Dick's Sporting Goods, Inc. (AE)(N)                     6,200             246
Dress Barn, Inc. (AE)(N)                               10,500             266
Electronic Arts, Inc. (AE)                             40,200           1,730
Estee Lauder Cos., Inc. (The) Class A                  30,400           1,176
Gap, Inc. (The)                                        38,900             677
Google, Inc. Class A (AE)                              14,899           6,248
Hasbro, Inc.                                           47,900             867
Hewitt Associates, Inc. Class A (AE)                   34,400             773
International Flavors & Fragrances, Inc. (N)           12,700             448
International Game Technology                          19,750             749
JC Penney Co., Inc.                                     9,000             608
Kimberly-Clark Corp.                                   11,000             679
Kohl's Corp. (AE)                                      48,400           2,861
Las Vegas Sands Corp. (AE)                             11,900             927
Limited Brands, Inc.                                   14,900             381
Liz Claiborne, Inc.                                     4,300             159
Manpower, Inc.                                          2,400             155
Mattel, Inc.                                            9,400             155
McDonald's Corp.                                      146,350           4,917
Newell Rubbermaid, Inc. (N)                            26,100             674
Nike, Inc. Class B                                     35,200           2,851
Nutri System, Inc. (AE)(N)                              6,600             410
Office Depot, Inc. (AE)                                10,400             395
Omnicom Group, Inc.                                    21,740           1,937

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Quiksilver, Inc. (AE)(N)                               52,800             643
RR Donnelley & Sons Co.                                19,300             617
Sabre Holdings Corp. Class A                           21,000             462
Scientific Games Corp. Class A (AE)(N)                 25,390             904
Scotts Miracle-Gro Co. (The) Class A (N)                4,100             174
Sears Holdings Corp. (AE)(N)                            5,900             914
ServiceMaster Co. (The)                                34,700             358
Six Flags, Inc. (AE)(N)                                 4,800              27
Starbucks Corp. (AE)                                   29,950           1,131
Starwood Hotels & Resorts Worldwide, Inc. (o)          26,080           1,574
Tiffany & Co.                                          10,500             347
Urban Outfitters, Inc. (AE)(N)                         29,800             521
Wal-Mart Stores, Inc.                                  59,050           2,844
Walt Disney Co.                                        33,000             990
Yahoo!, Inc. (AE)                                      24,500             809
Yum! Brands, Inc.                                      12,240             615
                                                                 ------------
                                                                       46,258
                                                                 ------------

Consumer Staples - 6.6%
Altria Group, Inc.                                     41,400           3,040
Coca-Cola Co. (The)                                    31,800           1,368
Coca-Cola Enterprises, Inc.                            14,100             287
Colgate-Palmolive Co.                                  46,500           2,785
ConAgra Foods, Inc.                                    18,600             411
CVS Corp.                                              64,600           1,983
Hansen Natural Corp. (AE)                               2,340             445
Hershey Co. (The)                                      11,000             606
Kroger Co. (The)                                       22,600             494
Molson Coors Brewing Co. Class B (N)                    9,400             638
PepsiCo, Inc.                                         102,530           6,156
Procter & Gamble Co.                                   73,500           4,087
Walgreen Co.                                           29,700           1,332
Whole Foods Market, Inc.                               11,180             723
                                                                 ------------
                                                                       24,355
                                                                 ------------

Financial Services - 18.2%
AG Edwards, Inc.                                        7,100             393
Allstate Corp. (The)                                   11,400             624
American Express Co.                                   60,000           3,193
American International Group, Inc.                    101,050           5,967
AmSouth Bancorp                                        22,800             603
Annaly Mortgage Management,
   Inc. (o)(N)                                         34,500             442
AON Corp.                                              58,400           2,033

 4  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Aspen Insurance Holdings, Ltd.                         17,800             415
Astoria Financial Corp.                                11,700             356
Bank of America Corp.                                 136,041           6,544
Bank of New York Co., Inc. (The)                       14,800             477
BB&T Corp. (N)                                         11,400             474
Capital One Financial Corp.                            12,700           1,085
CB Richard Ellis Group, Inc. Class A (AE)              21,390             533
Charles Schwab Corp. (The)                             35,730             571
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                    1,290             634
Chubb Corp.                                            21,500           1,073
CIT Group, Inc.                                         7,100             371
Citigroup, Inc.                                       109,650           5,289
City National Corp.                                       900              59
Colonial BancGroup, Inc. (The)                          6,700             172
Commerce Bancorp, Inc. (N)                             12,300             439
Countrywide Financial Corp.                            24,200             922
Dow Jones & Co., Inc. (N)                              16,000             560
Equity Office Properties Trust (o)(N)                   9,700             354
Fifth Third Bancorp (N)                                 9,400             347
First Data Corp.                                       11,800             531
First Horizon National Corp.                            6,700             269
Franklin Resources, Inc.                                6,200             538
Fulton Financial Corp. (N)                              1,890              30
Global Payments, Inc.                                   9,660             469
Goldman Sachs Group, Inc.                              14,770           2,222
H&R Block, Inc.                                        13,200             315
Hartford Financial Services Group, Inc.                11,900           1,007
Huntington Bancshares, Inc. (N)                        35,500             837
JPMorgan Chase & Co.                                  133,650           5,613
Keycorp                                                 4,300             153
LandAmerica Financial Group, Inc. Class A (N)           1,700             110
Loews Corp.                                            11,400             404
Marsh & McLennan Cos., Inc.                            12,800             344
Marshall & Ilsley Corp. (N)                             7,600             348
Mellon Financial Corp.                                  9,700             334
Merrill Lynch & Co., Inc.                              17,000           1,182
Metlife, Inc.                                          10,400             533
Morgan Stanley                                         28,400           1,795
New York Community Bancorp,
   Inc. (N)                                            36,800             608
PartnerRe, Ltd.                                         6,500             416
Paychex, Inc.                                          34,400           1,341
Philadelphia Consolidated Holding Co. (AE)(N)           3,300             100
PNC Financial Services Group, Inc.                      7,400             519
Popular, Inc. (N)                                       6,100             117
Principal Financial Group, Inc. (N)                     8,100             451
Progressive Corp. (The)                                14,900             383
Protective Life Corp.                                     100               5
Raymond James Financial, Inc. (N)                       5,000             151

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RenaissanceRe Holdings, Ltd. (N)                        8,100             393
Simon Property Group, Inc. (o)                          2,000             166
Sky Financial Group, Inc.                               1,900              45
South Financial Group, Inc. (The) (N)                  21,100             557
St. Paul Travelers Cos., Inc. (The)                    43,261           1,929
Stancorp Financial Group, Inc.                          2,300             117
State Street Corp.                                      5,600             325
SunTrust Banks, Inc.                                   18,400           1,403
UBS AG                                                  5,400             592
UnionBanCal Corp.                                       1,000              65
US Bancorp                                             34,400           1,062
Wachovia Corp.                                         36,200           1,958
Washington Mutual, Inc.                                19,000             866
Wells Fargo & Co.                                      31,780           2,132
Whitney Holding Corp. (N)                               2,300              81
WR Berkley Corp.                                       11,800             403
                                                                 ------------
                                                                       67,149
                                                                 ------------

Health Care - 12.5%
Abbott Laboratories                                    82,500           3,598
Aetna, Inc.                                             1,100              44
Allergan, Inc. (N)                                     12,360           1,326
Amgen, Inc. (AE)                                       60,300           3,933
Amylin Pharmaceuticals, Inc. (AE)(N)                    8,200             405
AstraZeneca PLC - ADR                                  21,230           1,270
Baxter International, Inc.                             79,800           2,934
Bio-Rad Laboratories, Inc. Class A (AE)(N)                900              59
Cardinal Health, Inc.                                  12,300             791
Caremark Rx, Inc.                                      62,700           3,127
Celgene Corp. (AE)(N)                                  13,880             658
Covance, Inc. (AE)                                      6,980             427
Coventry Health Care, Inc. (AE)(N)                     15,700             863
DaVita, Inc. (AE)                                      17,430             866
Eli Lilly & Co.                                        66,300           3,664
Express Scripts, Inc. Class A (AE)                      8,160             585
Fisher Scientific International, Inc. (AE)             13,200             964
Genentech, Inc. (AE)                                   25,580           2,093
Gilead Sciences, Inc. (AE)                             20,720           1,226
Henry Schein, Inc. (AE)                                 8,900             416
Human Genome Sciences, Inc. (AE)(N)                    77,500             829
Humana, Inc. (AE)                                       2,600             140
IMS Health, Inc.                                        3,700              99
Intuitive Surgical, Inc. (AE)(N)                        3,470             409
Johnson & Johnson                                      37,300           2,235
Kinetic Concepts, Inc. (AE)                             7,700             340
Medco Health Solutions, Inc. (AE)                      26,800           1,535

                                                      Multi-Style Equity Fund  5

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Medtronic, Inc.                                        34,800           1,633
Merck & Co., Inc.                                      11,100             404
Novartis AG - ADR                                      28,200           1,521
Panacos Pharmaceuticals, Inc. (AE)(N)                  30,700             170
PDL BioPharma, Inc. (AE)(N)                            24,900             458
Pfizer, Inc.                                          132,700           3,115
Quest Diagnostics, Inc.                                 9,710             582
Resmed, Inc. (AE)                                       9,520             447
Stryker Corp.                                          35,200           1,482
Tenet Healthcare Corp. (AE)(N)                         12,200              85
UnitedHealth Group, Inc.                                9,900             443
Varian Medical Systems, Inc. (AE)                       4,500             213
WellPoint, Inc. (AE)                                    5,700             415
Wyeth                                                   3,400             151
                                                                 ------------
                                                                       45,955
                                                                 ------------
Integrated Oils - 6.3%
Chevron Corp.                                          36,600           2,271
ConocoPhillips                                         67,800           4,443
Exxon Mobil Corp.                                     122,350           7,506
Hess Corp.                                             28,800           1,522
Marathon Oil Corp.                                     51,502           4,290
Occidental Petroleum Corp.                             30,200           3,097
Suncor Energy, Inc.                                     1,400             114
                                                                 ------------
                                                                       23,243
                                                                 ------------

Materials and Processing - 4.7%
Alcoa, Inc.                                            16,000             518
Allegheny Technologies, Inc.                            6,990             484
Archer-Daniels-Midland Co.                             35,090           1,449
Avery Dennison Corp.                                    8,900             517
Bemis Co. (N)                                          13,900             426
BHP Billiton, Ltd. - ADR                               13,100             564
Bowater, Inc. (N)                                      20,800             473
Cameco Corp. (N)                                        9,300             372
Chemtura Corp. (N)                                     36,600             342
Dow Chemical Co. (The)                                 27,900           1,089
EI Du Pont de Nemours & Co.                            21,800             907
EMCOR Group, Inc. (AE)                                  2,900             141
International Paper Co.                                70,650           2,282
Lennox International, Inc.                              2,900              77
Lubrizol Corp.                                         13,600             542
Lyondell Chemical Co.                                  18,500             419
MeadWestvaco Corp. (N)                                 21,400             598
Monsanto Co.                                           13,440           1,131
Mueller Industries, Inc.                                2,000              66
Packaging Corp. of America                             26,300             579
Phelps Dodge Corp.                                      3,400             279
Praxair, Inc.                                           6,800             367
Quanex Corp. (N)                                        2,200              95
Rockwood Holdings, Inc. New (AE)                        2,400              55
Rohm & Haas Co.                                        14,400             722
RPM International, Inc. (N)                            22,300             401

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sonoco Products Co.                                    13,400             424
United States Steel Corp.                              13,450             943
USEC, Inc. (N)                                          5,600              66
Valspar Corp.                                          15,400             407
Vulcan Materials Co. (N)                                4,000             312
Weyerhaeuser Co.                                        4,400             274
                                                                 ------------
                                                                       17,321
                                                                 ------------

Miscellaneous - 5.8%
3M Co.                                                 60,100           4,854
Foster Wheeler, Ltd. (AE)(N)                            4,900             212
General Electric Co.                                  323,620          10,666
Hillenbrand Industries, Inc. (N)                          900              44
Honeywell International, Inc.                          96,450           3,887
ITT Industries, Inc.                                      900              44
Textron, Inc.                                          18,970           1,749
                                                                 ------------
                                                                       21,456
                                                                 ------------

Other Energy - 3.5%
Anadarko Petroleum Corp.                                9,800             467
Apache Corp.                                           19,000           1,297
Baker Hughes, Inc. (N)                                 21,400           1,752
Devon Energy Corp.                                      6,200             375
ENSCO International, Inc.                               2,900             133
Halliburton Co.                                        61,400           4,556
National-Oilwell Varco, Inc. (AE)                       6,110             387
Newfield Exploration Co. (AE)(N)                       13,700             670
Peabody Energy Corp.                                    7,800             435
Schlumberger, Ltd.                                     33,800           2,201
Valero Energy Corp.                                    12,200             812
                                                                 ------------
                                                                       13,085
                                                                 ------------

Producer Durables - 3.7%
Agilent Technologies, Inc. (AE)                        13,700             432
Alcatel SA - ADR (AE)(N)                               44,700             564
American Power Conversion Corp.                        40,400             787
Applied Materials, Inc.                               101,430           1,651
Boeing Co.                                             29,030           2,378
Caterpillar, Inc.                                      16,500           1,229
Crown Castle International Corp. (AE)                  15,100             522
Diebold, Inc. (N)                                      11,100             451
Emerson Electric Co.                                   17,000           1,425
ESCO Technologies, Inc. (AE)                            4,400             235
Hubbell, Inc. Class B                                   9,700             462
Itron, Inc. (AE)(N)                                     3,000             178
Joy Global, Inc.                                        8,855             461
Manitowoc Co., Inc. (The)                               7,600             338

 6  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Regal-Beloit Corp. (N)                                  4,700             208
Steelcase, Inc. Class A (N)                             2,400              39
Technitrol, Inc.                                        3,100              72
Teradyne, Inc. (AE)(N)                                 20,300             283
Thermo Electron Corp. (AE)                             14,900             540
United Technologies Corp.                              22,800           1,446
                                                                 ------------
                                                                       13,701
                                                                 ------------

Technology - 12.0%
Akamai Technologies, Inc. (AE)(N)                      26,750             968
Amkor Technology, Inc. (AE)(N)                         20,100             190
Analog Devices, Inc.                                   11,300             363
Apple Computer, Inc. (AE)                              45,910           2,622
Avnet, Inc. (AE)                                        5,100             102
Benchmark Electronics, Inc. (AE)                        3,600              87
BMC Software, Inc. (AE)                                 3,800              91
Broadcom Corp. Class A (AE)                            38,380           1,153
Cadence Design Systems, Inc. (AE)                       6,000             103
Cisco Systems, Inc. (AE)                              120,300           2,349
Citrix Systems, Inc. (AE)                               8,460             340
Conexant Systems, Inc. (AE)(N)                         16,200              41
Corning, Inc. (AE)                                     56,240           1,360
Electronic Data Systems Corp. (N)                       9,100             219
EMC Corp. (AE)                                         43,900             482
Formfactor, Inc. (AE)(N)                                5,800             259
General Dynamics Corp.                                  8,400             550
Hewlett-Packard Co.                                   182,370           5,777
Imation Corp.                                           1,400              57
Intel Corp.                                            90,800           1,721
International Business Machines Corp.                  16,150           1,241
JDS Uniphase Corp. (AE)(N)                            561,830           1,421
Juniper Networks, Inc. (AE)                            49,700             795
Kemet Corp. (AE)(N)                                     1,800              17
L-3 Communications Holdings, Inc.                      13,300           1,003
Linear Technology Corp. (N)                            12,500             419
Maxim Integrated Products, Inc.                        51,100           1,641
Micron Technology, Inc. (AE)(N)                       112,100           1,688
Microsoft Corp.                                       133,900           3,120
Motorola, Inc.                                         79,550           1,603
National Semiconductor Corp.                           35,500             847
Plexus Corp. (AE)(N)                                    1,600              55
Qualcomm, Inc.                                        131,310           5,262
Red Hat, Inc. (AE)(N)                                  15,900             372
Research In Motion, Ltd. (AE)                          20,400           1,423
Rockwell Automation, Inc.                               8,880             639
Salesforce.com, Inc. (AE)(N)                           13,140             350
SanDisk Corp. (AE)(N)                                  16,600             846
Sanmina-SCI Corp. (AE)                                 13,100              60
Seagate Technology, Inc. (AE)                           2,300              --
Silicon Image, Inc. (AE)                               31,500             340
Sun Microsystems, Inc. (AE)(N)                        106,500             442
Sycamore Networks, Inc. (AE)                            9,800              40
Symantec Corp. (AE)                                     6,900             107

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Synopsys, Inc. (AE)                                    10,200             191
Texas Instruments, Inc.                                39,600           1,199
Unisys Corp. (AE)                                      21,900             138
                                                                 ------------
                                                                       44,093
                                                                 ------------

Utilities - 5.4%
Alltel Corp.                                            6,400             409
Ameren Corp. (N)                                        4,000             202
Aqua America, Inc. (N)                                  2,700              62
AT&T, Inc.                                             39,400           1,099
Atmos Energy Corp.                                      5,600             156
BellSouth Corp.                                        58,600           2,121
Citizens Communications Co. (N)                        45,500             594
Comcast Corp. Class A (AE)                             16,800             550
Consolidated Edison, Inc. (N)                           4,700             209
Dominion Resources, Inc.                               26,200           1,959
Edison International                                    4,500             175
Entergy Corp. (N)                                      31,900           2,257
Exelon Corp.                                           22,800           1,296
FirstEnergy Corp.                                       2,100             114
FPL Group, Inc. (N)                                    15,500             641
NII Holdings, Inc. (AE)                                 9,000             507
NiSource, Inc.                                         19,400             424
Northeast Utilities                                    36,400             752
NSTAR (N)                                              14,200             406
Progress Energy, Inc.                                   1,300              --
SCANA Corp.                                             5,100             197
Southern Co. (The) (N)                                  9,400             301
Sprint Nextel Corp.                                    86,800           1,735
TECO Energy, Inc.                                       8,100             121
TXU Corp.                                              15,400             921
Valor Communications Group, Inc. (N)                   27,300             313
Verizon Communications, Inc.                           61,000           2,043
Vodafone Group PLC - ADR                               21,400             456
Wisconsin Energy Corp.                                  1,800              73
                                                                 ------------
                                                                       20,093
                                                                 ------------

TOTAL COMMON STOCKS
(cost $318,657)                                                       347,297
                                                                 ------------

                                                      Multi-Style Equity Fund  7

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.9%
Frank Russell Investment Company Money Market
   Fund                                            20,910,000          20,910
United States Treasury Bills (z)(sec.)
   4.885% due 09/14/06                                  1,000             990
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $21,900)                                                         21,900
                                                                 ------------

OTHER SECURITIES - 8.2%
State Street Securities Lending Quality Trust
   (X)                                             30,172,012          30,172
                                                                 ------------
TOTAL OTHER SECURITIES
(cost $30,172)                                                         30,172
                                                                 ------------

TOTAL INVESTMENTS - 108.2%
(identified cost $370,729)                                            399,369

OTHER ASSETS AND LIABILITIES,
NET - (8.2%)                                                          (30,419)
                                                                 ------------

NET ASSETS - 100.0%                                                   368,950
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 09/06 (7)                                2,440                 (3)

S&P 500 E-Mini Index (CME)
   expiration date 09/06 (65)                               4,158                 44

S&P 500 Index (CME)
   expiration date 09/06 (18)                               5,757                 68

S&P Midcap 400 E-Mini Index (CME)
   expiration date 09/06 (115)                              8,873                215
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                     324
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 8  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- JUNE 30, 2006 (UNAUDITED)

                                                         % OF
                                                          NET
                   CATEGORIES                           ASSETS
-------------------------------------------------------------------
Auto and Transportation                                         2.9
Consumer Discretionary                                         12.5
Consumer Staples                                                6.6
Financial Services                                             18.2
Health Care                                                    12.5
Integrated Oils                                                 6.3
Materials and Processing                                        4.7
Miscellaneous                                                   5.8
Other Energy                                                    3.5
Producer Durables                                               3.7
Technology                                                     12.0
Utilities                                                       5.4
Short-Term Investments                                          5.9
Other Securities                                                8.2
                                                    ---------------
Total Investments                                             108.2
Other Assets and Liabilities, Net                              (8.2)
                                                    ---------------

                                                              100.0
                                                    ===============

Futures Contracts                                               0.1

  See accompanying notes which are an integral part of the financial statements.

                                                      Multi-Style Equity Fund  9

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
January 1, 2006               $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2006                 $     1,074.50      $     1,019.59
Expenses Paid During
Period*                       $         5.40      $         5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.05% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 10  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.1%
Auto and Transportation - 2.9%
AAR Corp. (AE)(N)                                      22,649             503
ABX Air, Inc. (AE)                                     23,400             141
Airtran Holdings, Inc. (AE)                            21,380             318
Alaska Air Group, Inc. (AE)                             6,400             252
ArvinMeritor, Inc. (N)                                 19,200             330
Dana Corp.                                             33,200              88
Expeditors International Washington, Inc.               5,686             318
Frozen Food Express Industries (AE)(N)                  2,400              26
Grupo TMM SA - ADR (AE)                                13,500              55
Hayes Lemmerz International, Inc. (AE)(N)               5,100              16
Hub Group, Inc. Class A (AE)                           11,114             273
Kansas City Southern (AE)(N)                            6,200             172
Kirby Corp. (AE)(N)                                     8,400             332
Laidlaw International, Inc.                            15,000             378
Marten Transport, Ltd. (AE)                             1,619              35
Monaco Coach Corp. (N)                                  5,000              63
Navistar International Corp. (AE)                      14,000             345
Noble International, Ltd. (N)                           1,800              26
Oshkosh Truck Corp.                                     7,780             370
PAM Transportation Services, Inc. (AE)                  1,300              38
SCS Transportation, Inc. (AE)                           2,400              66
Tidewater, Inc.                                         1,300              64
TRW Automotive Holdings Corp. (AE)                     11,200             305
Universal Truckload Services, Inc. (AE)(N)              6,200             212
US Xpress Enterprises, Inc. Class A (AE)(N)             3,400              92
UTI Worldwide, Inc.                                    20,343             513
Visteon Corp. (AE)                                     42,800             309
Wabtec Corp.                                           20,629             771
                                                                 ------------
                                                                        6,411
                                                                 ------------

Consumer Discretionary - 16.7%
1-800-FLOWERS.COM, Inc. Class A (AE)(N)                 4,700              27
Abercrombie & Fitch Co. Class A                         5,180             287
Adesa, Inc.                                            12,500             278
Administaff, Inc. (N)                                   3,893             139
Advisory Board Co. (The) (AE)                           7,071             340
Advo, Inc.                                              2,000              49
Allied Waste Industries, Inc. (AE)                      7,500              85
Ambassadors Group, Inc.                                 6,980             202
Amerco, Inc. (AE)(N)                                      700              70
American Greetings Corp. Class A (N)                    9,630             202
AMN Healthcare Services, Inc. (AE)                     28,700             583
AnnTaylor Stores Corp. (AE)(N)                         12,100             525
Asbury Automotive Group, Inc. (AE)(N)                   1,600              34
Autonation, Inc. (AE)                                   2,449              53

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Baidu.com - ADR (AE)(N)                                 1,800             149
Bally Technologies, Inc. (AE)(N)                        7,700             127
Barnes & Noble, Inc.                                    3,000             109
Belo Corp. Class A                                     11,222             175
Big Lots, Inc. (AE)                                    41,378             707
Bob Evans Farms, Inc.                                   1,600              48
Bon-Ton Stores, Inc. (The) (N)                         11,950             261
Borders Group, Inc.                                    22,400             414
Boyd Gaming Corp. (N)                                   4,500             182
Brightpoint, Inc. (AE)(N)                              29,420             398
Brink's Co. (The)                                         693              39
Brinker International, Inc. (N)                         4,400             160
Brown Shoe Co., Inc.                                   12,650             431
Buffalo Wild Wings, Inc. (AE)(N)                       12,800             490
Callaway Golf Co.                                      22,900             297
Catalina Marketing Corp. (N)                           12,878             367
Central European Distribution Corp. (AE)(N)             2,500              63
Cenveo, Inc. (AE)(N)                                   12,300             221
Charlotte Russe Holding, Inc. (AE)(N)                  10,200             244
Charming Shoppes, Inc. (AE)                            15,300             172
Cheesecake Factory, Inc. (The) (AE)                     5,416             146
Chemed Corp.                                           10,986             599
Chico's FAS, Inc. (AE)                                  5,440             147
Choice Hotels International, Inc. (N)                  12,540             760
Christopher & Banks Corp.                              16,300             473
Coach, Inc. (AE)                                        5,628             168
Convergys Corp. (AE)                                   23,200             452
Corinthian Colleges, Inc. (AE)(N)                      12,600             181
Corrections Corp. of America (AE)(N)                   23,600           1,249
Cox Radio, Inc. Class A (AE)(N)                        13,800             199
CROCS, Inc. (AE)(N)                                    20,400             513
Ctrip.com International, Ltd. - ADR (N)                 2,000             102
DeVry, Inc. (AE)                                       11,500             253
Dollar Thrifty Automotive
   Group (AE)(N)                                        8,300             374
Domino's Pizza, Inc.                                    1,300              32
DreamWorks Animation SKG, Inc. Class A (AE)            22,163             508
Dress Barn, Inc. (AE)(N)                               23,400             593
Earthlink, Inc. (AE)(N)                                25,500             221
Entercom Communications Corp. Class A                   3,600              94
FTI Consulting, Inc. (AE)                              14,300             383
Furniture Brands International, Inc. (N)                8,400             175

                                                      Aggressive Equity Fund  11

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gemstar-TV Guide International, Inc. (AE)             181,800             640
Getty Images, Inc. (AE)                                 5,431             345
Global Imaging Systems, Inc. (AE)                       2,000              83
Group 1 Automotive, Inc.                                8,044             453
Guess?, Inc. (AE)(N)                                    6,800             284
Harman International Industries, Inc.                   2,936             251
Hasbro, Inc.                                           20,900             378
Hewitt Associates, Inc. Class A (AE)                    8,700             196
Iconix Brand Group, Inc. (AE)(N)                       11,670             191
IKON Office Solutions, Inc.                            20,204             255
International Speedway Corp. Class A                    5,000             232
Intrawest Corp.                                         8,571             273
Isle of Capri Casinos, Inc. (AE)(N)                     4,800             123
ITT Educational Services, Inc. (AE)                     5,400             355
J Crew Group, Inc. (AE)                                 1,900              52
Jack in the Box, Inc. (AE)                             11,100             435
Jackson Hewitt Tax Service, Inc. (N)                   15,300             480
Jarden Corp. (AE)(N)                                    3,700             113
Jo-Ann Stores, Inc. (AE)(N)                            11,700             171
John Wiley & Sons, Inc. Class A                         1,000              33
Jones Apparel Group, Inc.                               3,606             115
Kellwood Co. (N)                                       14,479             424
Korn/Ferry International (AE)                          27,259             534
Landry's Restaurants, Inc. (N)                         10,800             350
Leapfrog Enterprises, Inc. Class A (AE)(N)             12,000             121
Lee Enterprises, Inc.                                   4,900             132
Libbey, Inc. (N)                                        3,900              29
Life Time Fitness, Inc. (AE)(N)                        16,900             782
Lifetime Brands, Inc. (N)                               2,000              43
Lightbridge, Inc. (AE)                                  7,000              91
Liquidity Services, Inc. (AE)                           1,300              20
Lithia Motors, Inc. Class A (N)                         2,100              64
Live Nation, Inc. (AE)                                  3,900              79
Liz Claiborne, Inc.                                     7,793             289
Lone Star Steakhouse & Saloon, Inc.                     8,500             223
Manpower, Inc.                                          5,818             376
Marcus Corp.                                            4,100              86
MAXIMUS, Inc.                                           2,600              60
Media General, Inc. Class A                             1,500              63
MPS Group, Inc. (AE)(N)                                61,433             925
MSC Industrial Direct Co., Inc. Class A                 3,300             157
NetFlix, Inc. (AE)(N)                                  16,700             454
O'Reilly Automotive, Inc. (AE)                         10,485             327
Orient-Express Hotels, Ltd. Class A                     8,884             345
Papa John's International, Inc. (AE)(N)                 4,600             153
Penn National Gaming, Inc. (AE)(N)                     26,606           1,032
Perficient, Inc. (AE)(N)                               14,100             174
Perry Ellis International, Inc. (AE)(N)                 1,900              48
PHH Corp. (AE)                                         12,656             349
Phillips-Van Heusen Corp.                               6,100             233
Pier 1 Imports, Inc. (N)                               19,600             137

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. (N)                       5,577             192
Prestige Brands Holdings, Inc. (AE)(N)                 18,700             186
ProQuest Co. (AE)(N)                                    7,800              96
Providence Service Corp. (The) (AE)(N)                  4,800             131
Quiksilver, Inc. (AE)                                  13,500             164
Radio One, Inc. Class D (AE)                           13,700             101
RadioShack Corp. (N)                                   14,500             203
Regal Entertainment Group Class A                      17,322             352
Ross Stores, Inc.                                       4,100             115
RR Donnelley & Sons Co.                                 1,700              54
Rush Enterprises, Inc. Class B (AE)                     2,300              39
Russell Corp. (N)                                      15,600             283
Scholastic Corp. (AE)(N)                                9,200             239
Scotts Miracle-Gro Co. (The) Class A (N)                7,900             334
Six Flags, Inc. (AE)(N)                                21,200             119
Skechers USA, Inc. Class A (AE)                         4,976             120
Sonic Automotive, Inc. Class A (N)                     22,980             510
Sourcecorp, Inc. (AE)                                   7,704             191
Spanish Broadcasting System, Inc. Class A (AE)          5,000              26
Speedway Motorsports, Inc. (N)                          2,900             109
Spherion Corp. (AE)                                    40,700             371
Stamps.com, Inc. (AE)(N)                                3,000              83
Stanley Works (The)                                    10,421             492
Steven Madden, Ltd.                                     3,500             104
Stewart Enterprises, Inc. Class A (N)                  33,800             194
Stride Rite Corp.                                       4,000              53
Tech Data Corp. (AE)                                    4,760             182
TeleTech Holdings, Inc. (AE)(N)                        15,800             200
Tiffany & Co. (N)                                       8,800             291
Trans World Entertainment Corp. (AE)(N)                 1,000               7
Tuesday Morning Corp. (N)                              12,300             162
Tweeter Home Entertainment Group, Inc. (AE)(N)          7,400              53
Under Armour, Inc. Class A (AE)(N)                      2,400             102
Valassis Communications, Inc. (AE)                      5,300             125
Volcom, Inc. (AE)(N)                                    4,900             157
Warnaco Group, Inc. (The) (AE)                         12,500             233
WESCO International, Inc. (AE)(N)                       9,500             655
Wet Seal, Inc. (The) Class A (AE)(N)                   12,200              60
World Fuel Services Corp.                                 900              41
                                                                 ------------
                                                                       36,237
                                                                 ------------

Consumer Staples - 1.9%
Church & Dwight Co., Inc.                               9,200             335
Dean Foods Co. (AE)                                     5,600             208

 12  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Flowers Foods, Inc.                                     1,600              46
Great Atlantic & Pacific Tea Co. (N)                   10,123             230
Herbalife, Ltd. (AE)                                    7,100             283
Ingles Markets, Inc. Class A                            2,905              50
J&J Snack Foods Corp.                                   1,100              37
Longs Drug Stores Corp.                                16,418             749
M&F Worldwide Corp. (AE)(N)                            21,620             348
Maui Land & Pineapple Co., Inc. (AE)(N)                   500              19
Molson Coors Brewing Co. Class B (N)                    4,100             278
National Beverage Corp. (N)                             3,300              47
Pathmark Stores, Inc. (AE)(N)                           9,700              91
PepsiAmericas, Inc.                                     9,600             212
Performance Food Group Co. (AE)(N)                      9,697             295
Premium Standard Farms, Inc. (N)                        2,800              46
Ralcorp Holdings, Inc. (AE)                             4,800             204
Schweitzer-Mauduit International, Inc.                  1,700              37
Seaboard Corp. (N)                                        362             463
Smithfield Foods, Inc. (AE)                             6,448             186
Spartan Stores, Inc. (N)                                3,700              54
                                                                 ------------
                                                                        4,218
                                                                 ------------

Financial Services - 18.9%
Advent Software, Inc. (AE)                             17,100             617
Affiliated Managers Group, Inc. (AE)                    5,536             481
Affirmative Insurance Holdings, Inc. (N)                1,500              23
Affordable Residential Communities (N)                  5,000              54
AG Edwards, Inc.                                        6,300             348
Alleghany Corp. (AE)                                      787             217
Alliance Data Systems Corp. (AE)(N)                    27,570           1,622
AMB Property Corp. (o)                                  9,200             465
Amcore Financial, Inc. (N)                              7,400             217
American Capital Strategies, Ltd. (N)                  10,900             365
American Financial Group, Inc.                          6,400             275
American Home Mortgage Investment Corp. (o)(N)          8,546             315
American Physicians Capital, Inc. (AE)                  1,200              63
AmeriCredit Corp. (AE)                                 16,300             455
Anthracite Capital, Inc. (o)(N)                        14,622             178
Anworth Mortgage Asset Corp. (o)                        7,000              58
Apollo Investment Corp.                                 9,700             179
Ashford Hospitality Trust, Inc. (o)(N)                 17,900             226
Associated Banc-Corp.                                   7,899             249
Assurant, Inc.                                          7,359             356
BancFirst Corp.                                         1,000              45
Bank of Hawaii Corp.                                   15,209             754
Banner Corp. (N)                                        1,000              39
BioMed Realty Trust, Inc. (o)                          16,900             506
BlackRock, Inc. Class A                                 1,500             209
BOK Financial Corp.                                     1,030              51
Brookline Bancorp, Inc. (N)                            13,700             189

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital Trust, Inc. Class A (o)(N)                      1,600              57
Cash America International, Inc. (N)                   11,500             368
CBL & Associates Properties, Inc. (o)                   5,200             202
Checkfree Corp. (AE)                                    4,620             229
Chittenden Corp.                                        1,800              47
CIT Group, Inc.                                         4,000             209
City National Corp.                                    10,640             693
Colonial BancGroup, Inc. (The)                         16,000             411
Commerce Bancshares, Inc.                               2,200             110
Commerce Group, Inc.                                    5,200             154
Community Bank System, Inc. (N)                         9,500             192
CompuCredit Corp. (AE)(N)                              13,157             506
Corus Bankshares, Inc. (N)                             10,860             284
Cousins Properties, Inc. (o)                            5,000             155
Covanta Holding Corp. (AE)(N)                          13,100             231
Cullen/Frost Bankers, Inc. (N)                          2,900             166
Cybersource Corp. (AE)(N)                              23,000             269
Deerfield Triarc Capital Corp. (o)                      3,100              40
Delphi Financial Group Class A                         12,433             452
DiamondRock Hospitality Co. (o)(A)                     20,800             309
Digital Insight Corp. (AE)                              3,400             117
Dun & Bradstreet Corp. (AE)                             2,100             146
EMC Insurance Group, Inc. (N)                           3,900             112
Equity One, Inc. (o)(N)                                11,400             238
Euronet Worldwide, Inc. (AE)(N)                        10,000             384
Federal Realty Investors Trust (o)                      5,300             371
FelCor Lodging Trust, Inc. (o)                         12,600             274
Fidelity Bankshares, Inc. (N)                           4,100             130
Fieldstone Investment Corp. (o)(N)                     15,600             143
First American Corp.                                   14,200             600
First Cash Financial Services, Inc. (AE)                4,293              85
First Citizens BancShares, Inc. Class A (N)               600             120
First Community Bancorp                                 1,800             106
First Financial Bankshares, Inc. (N)                    1,000              37
First Indiana Corp. (AE)(N)                             5,151             134
First Niagara Financial Group, Inc.                    18,400             258
First Regional Bancorp (AE)(N)                          1,000              88
First Republic Bank                                     2,600             119
FirstFed Financial Corp. (AE)(N)                        8,400             484
Fremont General Corp. (N)                              30,300             562
Fulton Financial Corp. (N)                              5,460              87
GFI Group, Inc. (AE)(N)                                 1,400              76
Global Payments, Inc.                                  14,200             689
Gramercy Capital Corp. (o)(N)                           1,676              43
Greater Bay Bancorp (N)                                 8,700             250
H&E Equipment Services, Inc. (AE)(N)                    2,100              62
Hanmi Financial Corp. (N)                               5,700             111

                                                      Aggressive Equity Fund  13

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hanover Insurance Group, Inc. (The)                    10,000             475
Harbor Florida Bancshares, Inc. (N)                     1,500              56
Harleysville Group, Inc.                                1,000              32
HCC Insurance Holdings, Inc.                              850              25
Health Care Property Investors, Inc. (o)(N)               900              24
HealthExtras, Inc. (AE)(N)                             18,100             547
Heartland Payment Systems, Inc. (AE)(N)                 8,000             223
Horace Mann Educators Corp.                             6,000             102
Hospitality Properties Trust (o)                        4,100             180
HRPT Properties Trust (o)                              44,600             516
IBERIABANK Corp. (N)                                      900              52
IMPAC Mortgage Holdings, Inc. (o)                       1,000              11
IndyMac Bancorp, Inc.                                   9,900             454
Infinity Property & Casualty Corp.                      3,200             131
Innkeepers USA Trust (o)                                1,900              33
Intersections, Inc. (AE)(N)                             1,100              12
iStar Financial, Inc. (o)                               7,650             289
ITLA Capital Corp.                                        500              26
Jameson Inns, Inc. (AE)(N)                             92,200             269
Jefferies Group, Inc.                                  12,000             356
JER Investors Trust, Inc. (o)(N)(p)                     6,168              96
Jersey Investment Trust, Inc. (AE)                      9,200             144
Jones Lang LaSalle, Inc.                                4,300             376
KKR Financial Corp. (o)                                12,650             263
Knight Capital Group, Inc. Class A (AE)                13,600             207
LandAmerica Financial Group, Inc. Class A (N)          15,290             988
Legg Mason, Inc.                                        2,500             249
Liberty Property Trust (o)(N)                           7,000             309
Luminent Mortgage Capital, Inc. (o)                     8,600              80
Macatawa Bank Corp. (N)                                 8,705             204
Mack-Cali Realty Corp. (o)                              6,800             312
MAF Bancorp, Inc.                                       2,300              99
Marshall & Ilsley Corp.                                 4,040             185
MB Financial, Inc. (AE)                                 2,000              71
Medical Properties Trust, Inc. (o)(N)                  12,100             134
Mercantile Bank Corp. (N)                               5,635             225
Mercantile Bankshares Corp.                             2,876             103
Mid-America Apartment Communities, Inc. (o)             4,200             234
Morningstar, Inc. (AE)(N)                               8,765             364
National Health Investors, Inc. (o)(N)                  2,300              62
National Penn Bancshares, Inc. (N)                        983              20
National Retail Properties, Inc. (o)                   30,500             608
Nationwide Financial Services, Inc. (N)                 5,900             260
Navigators Group, Inc. (AE)                             5,600             245
New Century Financial Corp. (AE)(o)                     1,200              55
New York Community Bancorp, Inc. (N)                    3,900              64
Newcastle Investment Corp. (o)(N)                      10,300             261

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NorthStar Realty Finance Corp. (o)                      4,100              49
Oak Hill Financial, Inc.                                5,800             148
OceanFirst Financial Corp. (N)                          1,503              33
Ohio Casualty Corp.                                     7,400             220
Old Republic International Corp.                       12,875             275
Omega Financial Corp. (N)                                 356              11
Open Solutions, Inc. (AE)(N)                            7,100             189
optionsXpress Holdings, Inc. (N)                            8              --
Parkvale Financial Corp. (N)                            3,557             104
Philadelphia Consolidated Holding Co. (AE)              7,000             212
Portfolio Recovery Associates, Inc. (AE)(N)             8,400             384
PowerShares Dynamic Retail Portfolio                    5,500              95
Preferred Bank                                          2,000             107
Presidential Life Corp. (N)                             4,900             120
ProAssurance Corp. (AE)                                12,244             590
Protective Life Corp.                                   2,900             135
Provident Financial Services, Inc.                      5,300              95
PS Business Parks, Inc. (o)                             1,600              94
R&G Financial Corp. Class B                             8,400              72
Raymond James Financial, Inc. (N)                      13,000             393
Realty Income Corp. (o)(N)                              3,000              66
Regency Centers Corp. (o)                               2,100             130
Reinsurance Group of America, Inc.                      2,735             134
Rewards Network, Inc. (AE)                              5,200              42
RLI Corp.                                               2,100             101
Ryder System, Inc.                                     10,700             625
S1 Corp. (AE)(N)                                       13,700              66
Safety Insurance Group, Inc. (N)                        9,100             433
Scottish Re Group, Ltd. (N)                            12,400             207
SeaBright Insurance Holdings, Inc. (AE)                 4,150              67
SEI Investments Co.                                     5,900             288
Selective Insurance Group, Inc.                           600              33
Senior Housing Properties Trust (o)                    20,660             370
Sky Financial Group, Inc.                               5,000             118
Spirit Finance Corp. (o)(N)                            17,790             200
Stancorp Financial Group, Inc.                          8,800             448
State Auto Financial Corp.                              1,200              39
Sterling Bancorp (N)                                    1,260              25
Sterling Bancshares, Inc.                               7,600             142
Sterling Financial Corp. (N)                            1,000              22
Stewart Information Services Corp.                     12,360             449
Susquehanna Bancshares, Inc.                            5,200             124
TCF Financial Corp. (N)                                 4,800             127
Thomas Weisel Partners Group, Inc. (AE)(N)             17,499             333

 14  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TNS, Inc. (AE)                                          9,600             199
Tower Group, Inc.                                      30,511             923
UMB Financial Corp.                                     1,400              47
Umpqua Holdings Corp. (N)                               1,200              31
United PanAm Financial Corp. (AE)                       9,300             283
United Rentals, Inc. (AE)(N)                           24,700             790
Ventas, Inc. (o)                                        7,175             243
W Holding Co., Inc. (N)                                16,600             110
Washington Real Estate Investment Trust (o)(N)          5,300             194
Weingarten Realty Investors (o)                         1,200              46
Whitney Holding Corp.                                   3,700             131
Wilshire Bancorp, Inc. (N)                              4,028              73
World Acceptance Corp. (AE)                             6,800             242
WSFS Financial Corp.                                    4,660             286
Zenith National Insurance Corp.                         3,100             123
                                                                 ------------
                                                                       41,133
                                                                 ------------

Health Care - 8.8%
Accelrys, Inc. (AE)(N)                                 20,900             149
Adams Respiratory Therapeutics, Inc. (AE)(N)            3,400             152
Affymetrix, Inc. (AE)                                  10,999             282
Air Methods Corp. (AE)                                  4,300             113
Albany Molecular Research, Inc. (AE)(N)                25,400             271
Alkermes, Inc. (AE)(N)                                 33,400             632
Allscripts Healthcare Solutions, Inc. (AE)(N)          31,214             548
Alpharma, Inc. Class A                                  6,300             151
American Medical Systems Holdings, Inc. (AE)           30,508             508
Analogic Corp. (N)                                      4,800             224
Applera Corp. - Celera Genomics Group (AE)             26,600             344
Arthrocare Corp. (AE)                                   6,028             253
Barr Pharmaceuticals, Inc. (AE)                         3,620             173
Beckman Coulter, Inc.                                   1,800             100
Bio-Rad Laboratories, Inc. Class A (AE)                 3,737             243
Cephalon, Inc. (AE)(N)                                  2,600             156
Cerner Corp. (AE)(N)                                    7,262             269
Charles River Laboratories International, Inc.
   (AE)                                                 7,400             272
Community Health Systems, Inc. (AE)                    19,065             701
Cooper Cos., Inc. (The) (N)                             7,800             345
Dade Behring Holdings, Inc.                             2,449             102
DaVita, Inc. (AE)                                      14,369             714
Diagnostic Products Corp.                                 900              52
Digene Corp. (AE)(N)                                   10,000             387
Discovery Laboratories, Inc. (AE)(N)                   10,600              22
Emdeon Corp. (AE)                                       4,900              61

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (AE)               23,500             775
Exelixis, Inc. (AE)                                     9,200              92
Flamel Technologies SA - ADR (AE)(N)                    3,100              57
Genesis HealthCare Corp. (AE)                           4,150             197
Genomic Health, Inc. (AE)                               1,000              12
Greatbatch, Inc. (AE)(N)                                9,800             231
HealthTronics, Inc. (AE)                               15,800             121
Healthways, Inc. (AE)                                   7,239             381
Henry Schein, Inc. (AE)                                 7,047             329
Hologic, Inc. (AE)(N)                                  11,419             564
Hooper Holmes, Inc. (N)                                   800               2
Illumina, Inc. (AE)(N)                                 15,966             474
Immucor, Inc. (AE)                                      2,280              44
Intralase Corp. (AE)(N)                                20,000             335
Kendle International, Inc. (AE)(N)                      3,200             118
Kyphon, Inc. (AE)(N)                                    6,800             261
Lifecell Corp. (AE)(N)                                 24,700             764
LifePoint Hospitals, Inc. (AE)                          5,400             174
Magellan Health Services, Inc. (AE)                     2,800             127
Medcath Corp. (AE)(N)                                   2,100              40
Mentor Corp.                                           10,280             447
MGI Pharma, Inc. (AE)(N)                                6,300             135
Mylan Laboratories, Inc.                                2,200              44
Myriad Genetics, Inc. (AE)(N)                           7,400             187
Neurocrine Biosciences, Inc. (AE)(N)                    3,700              39
Neurometrix, Inc. (AE)(N)                               8,600             262
New River Pharmaceuticals, Inc. (AE)(N)                 2,102              60
NuVasive, Inc. (AE)(N)                                  1,704              31
Omnicare, Inc. (N)                                      2,000              95
Pain Therapeutics, Inc. (AE)(N)                        10,600              89
Palomar Medical Technologies, Inc. (AE)(N)              1,400              64
Parexel International Corp. (AE)                        5,400             156
PDL BioPharma, Inc. (AE)(N)                             5,800             107
Pediatrix Medical Group, Inc. (AE)                      1,100              50
Per-Se Technologies, Inc. (AE)(N)                       4,800             121
Pharmacopeia Drug Discovery, Inc. (AE)(N)              10,250              41
Pharmacyclics, Inc. (AE)(N)                             1,600               6
Phase Forward, Inc. (AE)                               18,900             218
Quality Systems, Inc.                                   8,828             325
Res-Care, Inc. (AE)                                     5,600             112
Resmed, Inc. (AE)                                      14,768             693
Sciclone Pharmaceuticals, Inc. (AE)(N)                  5,800              13
Sierra Health Services, Inc. (AE)(N)                   17,126             771
SonoSite, Inc. (AE)(N)                                 12,900             504
Sunrise Senior Living, Inc. (AE)(N)                    25,429             703

                                                      Aggressive Equity Fund  15

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SurModics, Inc. (AE)(N)                                 1,840              66
Tenet Healthcare Corp. (AE)(N)                         10,600              74
Thoratec Corp. (AE)(N)                                 12,200             169
United Surgical Partners International, Inc.
   (AE)                                                11,114             334
Universal Health Services, Inc. Class B                 3,000             151
Varian Medical Systems, Inc. (AE)                       4,709             223
Watson Pharmaceuticals, Inc. (AE)(N)                   13,500             314
West Pharmaceutical Services, Inc.                      4,000             145
Zymogenetics, Inc. (AE)(N)                              7,500             142
                                                                 ------------
                                                                       19,213
                                                                 ------------

Materials and Processing - 8.5%
Airgas, Inc. (N)                                       25,161             937
Aleris International, Inc. (AE)                         5,893             270
Ashland, Inc. (N)                                       2,300             153
Barnes Group, Inc. (N)                                 13,000             259
Bluegreen Corp. (AE)(N)                                 2,900              33
BlueLinx Holdings, Inc. (N)                             8,021             105
Builders FirstSource, Inc. (AE)(N)                      4,100              83
Building Material Holding Corp. (N)                     6,600             184
Cambrex Corp. (N)                                       8,700             181
Celanese Corp. Class A                                 13,100             268
Century Aluminum Co. (AE)(N)                           13,379             477
Ceradyne, Inc. (AE)(N)                                  3,000             148
CF Industries Holdings, Inc.                           17,500             250
Chesapeake Corp. (N)                                      900              15
Chicago Bridge & Iron Co. NV                           10,883             263
Coeur d'Alene Mines Corp. (AE)(N)                      30,700             148
Comfort Systems USA, Inc. (N)                          33,000             472
Commercial Metals Co.                                   7,000             180
Consolidated-Tomoka Land Co. (N)                        2,700             149
Constar International, Inc. (AE)(N)                     9,800              38
Crown Holdings, Inc. (AE)                               6,100              95
Cytec Industries, Inc.                                  5,400             290
Dycom Industries, Inc. (AE)(N)                         10,900             232
Eagle Materials, Inc. (N)                               1,700              81
ElkCorp (N)                                             7,400             205
EMCOR Group, Inc. (AE)(N)                              12,500             608
Energizer Holdings, Inc. (AE)(N)                        5,290             310
Energy Conversion Devices, Inc. (AE)                    3,987             145
FMC Corp.                                               5,300             341
Granite Construction, Inc.                              7,100             321
Greif, Inc. Class A                                       900              67
Griffon Corp. (AE)(N)                                   9,000             235
Harsco Corp. (N)                                        8,200             639
HB Fuller Co. (N)                                       9,000             392
Healthcare Services Group (N)                           6,000             126
Hercules, Inc. (AE)                                    33,400             510
Infrasource Services, Inc. (AE)(N)                      1,700              31
Innospec, Inc. (N)                                        900              23

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Insituform Technologies, Inc. Class A (AE)(N)          16,000             366
Lamson & Sessions Co. (The) (AE)(N)                     3,100              88
Lennox International, Inc.                              5,000             132
Lubrizol Corp.                                          9,500             379
Martin Marietta Materials, Inc. (N)                     2,800             255
Maverick Tube Corp. (AE)(N)                             4,300             272
Metal Management, Inc.                                  3,200              98
Mueller Industries, Inc. (N)                           20,500             677
Mueller Water Products, Inc. Class A (AE)              19,412             338
Myers Industries, Inc. (N)                              2,900              50
Newkirk Realty Trust, Inc. (N)                         12,200             212
NewMarket Corp. (N)                                    14,680             720
NS Group, Inc. (AE)                                     1,762              97
OM Group, Inc. (AE)                                    15,708             485
Packaging Corp. of America                              9,000             198
Pactiv Corp. (AE)                                       6,600             163
Perini Corp. (AE)                                       1,000              23
PGT, Inc. (AE)                                          1,100              17
PolyOne Corp. (AE)                                     13,000             114
Quanex Corp. (N)                                        8,700             375
Reliance Steel & Aluminum Co.                           3,700             307
Rock-Tenn Co. Class A                                   3,000              48
Rockwood Holdings, Inc. (AE)                           10,422             240
Rogers Corp. (AE)(N)                                    6,800             383
RTI International Metals, Inc. (AE)(N)                  4,800             268
Schulman A, Inc. (N)                                    8,200             188
Shaw Group, Inc. (The) (AE)                             1,300              36
Silgan Holdings, Inc.                                   1,800              67
Sonoco Products Co.                                    10,700             339
Spartech Corp.                                          6,700             151
Standard Register Co. (The) (N)                         7,800              92
Stepan Co.                                              1,459              46
Superior Essex, Inc. (AE)                               2,000              60
Symyx Technologies, Inc. (AE)                           1,800              43
Tejon Ranch Co. (AE)(N)                                 3,400             140
Trammell Crow Co. (AE)(N)                               2,000              70
United States Steel Corp.                                 700              49
URS Corp. (AE)                                          5,400             227
USEC, Inc. (N)                                          9,100             108
USG Corp. (AE)(N)                                       1,900             139
Valmont Industries, Inc. (N)                            4,600             214
Washington Group International, Inc.                   12,892             688
Watsco, Inc. (N)                                        2,900             173
Westlake Chemical Corp.                                 2,400              72
                                                                 ------------
                                                                       18,471
                                                                 ------------

 16  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miscellaneous - 1.4%
Brunswick Corp.                                           500              16
Castlepoint Holdings, Ltd. (AE)(p)                     30,900             340
Foster Wheeler, Ltd. (AE)(N)                            7,400             320
Hillenbrand Industries, Inc. (N)                        6,000             291
Kaman Corp. Class A                                     6,800             124
McDermott International, Inc. (AE)                     17,553             798
SPX Corp. (N)                                           5,500             308
Trinity Industries, Inc. (N)                            8,300             335
Walter Industries, Inc.                                 8,185             472
                                                                 ------------
                                                                        3,004
                                                                 ------------
Other Energy - 7.1%
Alon USA Energy, Inc.                                   1,800              57
Arch Coal, Inc.                                         3,000             127
Atwood Oceanics, Inc. (AE)(N)                          10,300             511
Basic Energy Services, Inc. (AE)(N)                    21,300             651
Berry Petroleum Co. Class A (N)                             1              --
Bois d'Arc Energy, Inc. (AE)(N)                         5,200              86
Bronco Drilling Co., Inc. (AE)(N)                       7,100             148
Cameron International Corp. (AE)                        5,407             258
CARBO Ceramics, Inc. (N)                                1,900              93
Cimarex Energy Co. (N)                                 10,500             452
Consol Energy, Inc. (N)                                 5,400             252
Core Laboratories NV (AE)                               9,864             602
Denbury Resources, Inc. (AE)                            6,491             206
Diamond Offshore Drilling, Inc.                         4,338             364
Dresser-Rand Group, Inc. (AE)(N)                        3,300              78
Edge Petroleum Corp. (AE)(N)                            3,200              64
ENSCO International, Inc. (N)                           5,400             249
Equitable Resources, Inc.                               5,500             184
FMC Technologies, Inc. (AE)                            14,300             965
Forest Oil Corp. (AE)                                   4,200             139
Foundation Coal Holdings, Inc.                          8,000             375
Global Industries, Ltd. (AE)(N)                        27,500             459
Grant Prideco, Inc. (AE)(N)                             6,500             291
Helix Energy Solutions Group, Inc. (AE)(N)             12,000             484
Hercules Offshore, Inc. (AE)(N)                         5,700             200
Holly Corp.                                             6,000             289
Hornbeck Offshore Services, Inc. (AE)                   1,100              39
Input/Output, Inc. (AE)(N)                             16,000             151
Meridian Resource Corp. (AE)(N)                        21,700              76
NATCO Group, Inc. Class A (AE)                          5,600             225
National-Oilwell Varco, Inc. (AE)                       6,693             424
Oceaneering International, Inc. (AE)(N)                 5,600             257
Oil States International, Inc. (AE)(N)                 12,100             415
Ormat Technologies, Inc. (N)                            3,500             134
Peabody Energy Corp.                                    4,400             245
Petroleum Development Corp. (AE)                        1,405              53
Reliant Energy, Inc. (AE)(N)                           10,712             128
SEACOR Holdings, Inc. (AE)(N)                           4,700             386
Superior Energy Services, Inc. (AE)                     7,000             237

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Superior Well Services, Inc. (AE)(N)                    2,300              57
Swift Energy Co. (AE)                                  14,300             614
Tetra Technologies, Inc. (AE)                          27,363             829
Todco Class A (N)                                       4,600             188
Trico Marine Services, Inc. (AE)(N)                    15,600             530
Unit Corp. (AE)(N)                                     12,700             723
Veritas DGC, Inc. (AE)(N)                              22,158           1,143
W&T Offshore, Inc. (N)                                  2,400              93
W-H Energy Services, Inc. (AE)                         14,100             717
Weatherford International, Ltd. (AE)                    3,331             165
Western Refining, Inc. (N)                              2,500              54
                                                                 ------------
                                                                       15,467
                                                                 ------------

Producer Durables - 7.7%
Actuant Corp. Class A (N)                               7,900             395
Ametek, Inc. (N)                                        4,300             204
Andrew Corp. (AE)                                       1,500              13
AO Smith Corp. (N)                                     13,800             640
Applied Industrial Technologies, Inc. (N)              12,000             292
Arris Group, Inc. (AE)                                  5,300              70
ASML Holding NV (AE)                                   21,672             438
Astec Industries, Inc. (AE)(N)                          8,322             284
Axcelis Technologies, Inc. (AE)                        21,700             128
BE Aerospace, Inc. (AE)                                16,844             385
Brooks Automation, Inc. (AE)                            3,200              38
Bucyrus International, Inc. Class A                     1,100              56
Cascade Corp. (N)                                         900              36
Champion Enterprises, Inc. (AE)                        15,800             174
CNH Global NV                                           3,640              87
Credence Systems Corp. (AE)(N)                         10,100              35
Crown Castle International Corp. (AE)(N)                9,100             314
Cymer, Inc. (AE)                                        4,300             200
Desarrolladora Homex SA de CV - ADR (AE)                9,324             306
EFJ, Inc. (AE)(N)                                      18,500             111
EnPro Industries, Inc. (AE)(N)                          4,975             167
Entegris, Inc. (AE)(N)                                 26,931             257
ESCO Technologies, Inc. (AE)(N)                        16,671             891
Esterline Technologies Corp. (AE)(N)                    1,600              67
Flowserve Corp. (AE)                                    2,800             159
Gardner Denver, Inc. (AE)                              27,200           1,047
General Cable Corp. (AE)(N)                             3,700             130
Genlyte Group, Inc. (AE)                                4,900             355
Intevac, Inc. (AE)(N)                                  19,600             425
Itron, Inc. (AE)(N)                                     4,100             243
JLG Industries, Inc. (N)                                2,700              61
Kennametal, Inc.                                        8,456             526

                                                      Aggressive Equity Fund  17

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kimball International, Inc. Class B                     4,020              79
LTX Corp. (AE)                                         12,400              87
Manitowoc Co., Inc. (The)                              12,000             534
Mattson Technology, Inc. (AE)                          16,900             165
Measurement Specialties, Inc. (AE)(N)                   3,700              82
Mettler Toledo International, Inc. (AE)                 8,657             524
Middleby Corp. (AE)(N)                                  1,300             113
Milacron, Inc. (AE)(N)                                 31,245              31
MKS Instruments, Inc. (AE)                              5,600             113
MTS Systems Corp. (N)                                   7,830             309
NACCO Industries, Inc. Class A (N)                      4,843             666
Orleans Homebuilders, Inc. (N)                          1,200              20
Pall Corp.                                             11,900             333
Photon Dynamics, Inc. (AE)                              1,700              21
Polycom, Inc. (AE)(N)                                  15,600             342
Power-One, Inc. (AE)(N)                                28,200             186
Robbins & Myers, Inc.                                   4,300             112
Rofin-Sinar Technologies, Inc. (AE)                     3,600             207
Rudolph Technologies, Inc. (AE)(N)                      3,800              55
SBA Communications Corp. Class A (AE)(N)               15,700             410
Steelcase, Inc. Class A (N)                             5,600              92
Technical Olympic USA, Inc. (AE)(N)                    10,350             149
Technitrol, Inc.                                        5,700             132
Tecumseh Products Co. Class A (N)                      12,900             248
Tektronix, Inc.                                        29,483             867
Teledyne Technologies, Inc. (AE)                        8,900             292
Tennant Co.                                             1,300              65
Tollgrade Communications, Inc. (AE)                     1,800              17
Ultratech, Inc. (AE)(N)                                 7,200             113
United Industrial Corp. (N)                             3,700             167
Varian Semiconductor Equipment Associates, Inc.
   (AE)(N)                                             30,047             980
Viisage Technology, Inc. (AE)(N)                       13,900             211
Waters Corp. (AE)                                       2,621             116
Xyratex, Ltd. (AE)                                     14,447             382
                                                                 ------------
                                                                       16,754
                                                                 ------------

Technology - 17.0%
3Com Corp. (AE)                                        35,500             182
Adaptec, Inc. (AE)(N)                                  42,900             186
Aeroflex, Inc. (AE)                                    11,900             139
Agile Software Corp. (AE)(N)                           56,900             361
Akamai Technologies, Inc. (AE)(N)                      18,300             662
Alliance Semiconductor Corp. (AE)(N)                   14,000              38
Altera Corp. (AE)                                      23,358             410
American Reprographics Co. (AE)                         7,371             267
AMIS Holdings, Inc. (AE)                                  600               6
Amkor Technology, Inc. (AE)(N)                         19,100             181
Amphenol Corp. Class A                                 16,395             917
Anaren, Inc. (AE)                                       8,617             177
Anixter International, Inc.                             6,000             285
Ansoft Corp. (AE)                                      12,600             258

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ansys, Inc. (AE)                                        2,100             100
Applera Corp. - Applied Biosystems Group               14,900             482
Ariba, Inc. (AE)(N)                                    12,100             100
ASE Test, Ltd. (AE)(N)                                 21,900             199
Aspen Technology, Inc. (AE)(N)                          8,800             115
Atmel Corp. (AE)(N)                                    93,000             516
Avanex Corp. (AE)(N)                                   32,400              57
Avici Systems, Inc. (AE)(N)                             1,000               6
Avid Technology, Inc. (AE)(N)                           3,700             123
Avnet, Inc. (AE)                                       25,200             505
BEA Systems, Inc. (AE)                                 66,400             869
BearingPoint, Inc. (AE)(N)                             21,100             177
Benchmark Electronics, Inc. (AE)(N)                    42,600           1,028
Blackbaud, Inc.                                        20,180             458
BMC Software, Inc. (AE)                                 3,500              84
Brocade Communications Systems, Inc. (AE)              53,600             329
Cadence Design Systems, Inc. (AE)                      16,900             290
Cbeyond Communications, Inc. (AE)(N)                    9,800             214
Checkpoint Systems, Inc. (AE)                           7,600             169
ChipMOS TECHNOLOGIES Bermuda, Ltd. (AE)(N)             21,700             128
Ciena Corp. (AE)(N)                                   145,109             698
Cirrus Logic, Inc. (AE)(N)                              7,000              57
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 2,200             148
Comtech Telecommunications Corp. (AE)(N)                7,950             233
Comverse Technology, Inc. (AE)                         19,539             386
Conexant Systems, Inc. (AE)(N)                        110,100             275
Cray, Inc. (AE)(N)                                      1,800              18
CSG Systems International, Inc. (AE)                    9,069             224
Cubic Corp. (N)                                         6,200             122
Daktronics, Inc. (N)                                   16,800             485
Digital River, Inc. (AE)(N)                             2,000              81
Diodes, Inc. (AE)(N)                                    6,400             265
Electronics for Imaging, Inc. (AE)(N)                  21,388             447
Emulex Corp. (AE)                                       7,600             124
Equinix, Inc. (AE)(N)                                   8,500             466
ESS Technology, Inc. (AE)                               7,000              15
Fairchild Semiconductor International, Inc.
   Class A (AE)                                         9,200             167
Filenet Corp. (AE)                                      4,400             118
Flir Systems, Inc. (AE)(N)                              4,300              95
Formfactor, Inc. (AE)(N)                               26,571           1,186
Foundry Networks, Inc. (AE)                            11,300             120
Freescale Semiconductor, Inc. Class A (AE)             21,700             629

 18  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Garmin, Ltd.                                            1,600             169
Gartner, Inc. (AE)(N)                                  42,700             606
Hittite Microwave Corp. (AE)                           19,300             698
Hyperion Solutions Corp. (AE)                           5,300             146
Ikanos Communications, Inc. (AE)(N)                     6,400              97
Imation Corp.                                           4,400             181
InFocus Corp. (AE)(N)                                  17,500              50
Informatica Corp. (AE)(N)                              10,100             133
Ingram Micro, Inc. Class A (AE)                        11,600             210
Integrated Device Technology, Inc. (AE)(N)             21,300             302
Intergraph Corp. (AE)                                   9,916             312
Intersil Corp. Class A                                  7,300             170
Intervideo, Inc. (AE)(N)                                1,100              11
Interwoven, Inc. (AE)(N)                               15,000             129
IXYS Corp. (AE)                                        11,000             106
j2 Global Communications, Inc. (AE)(N)                  6,000             187
JDS Uniphase Corp. (AE)(N)                             68,500             173
Keynote Systems, Inc. (AE)(N)                          12,300             127
Komag, Inc. (AE)(N)                                     9,000             416
Lawson Software, Inc. (AE)(N)                          26,000             174
Lions Gate Entertainment Corp. (AE)(N)                 22,500             192
McAfee, Inc. (AE)                                       3,600              87
Mentor Graphics Corp. (AE)(N)                          54,198             703
Merix Corp. (AE)                                          100               1
Methode Electronics, Inc.                              22,100             232
Micros Systems, Inc. (AE)                               7,824             342
Microsemi Corp. (AE)(N)                                11,000             268
Napster, Inc. (AE)(N)                                  19,500              60
NAVTEQ Corp. (AE)                                       7,282             325
Nuance Communications, Inc. (AE)(N)                    36,500             367
ON Semiconductor Corp. (AE)(N)                         19,646             116
Openwave Systems, Inc. (AE)                            16,199             187
Optical Communication Products, Inc. Class A
   (AE)(N)                                              3,100               6
Orckit Communications, Ltd. (AE)(N)                     9,700              99
Park Electrochemical Corp. (N)                         19,700             507
Plexus Corp. (AE)(N)                                   12,100             414
PMC - Sierra, Inc. (AE)(N)                             33,200             312
PowerDsine, Ltd. (AE)(N)                               10,600              77
Progress Software Corp. (AE)                              700              16
Quantum Corp. (AE)(N)                                  61,100             160
Rackable Systems, Inc. (AE)(N)                          7,700             304
RADWARE, Ltd. (AE)(N)                                   4,600              59
RealNetworks, Inc. (AE)(N)                             43,236             463
Redback Networks, Inc. (AE)(N)                         22,713             417
RF Micro Devices, Inc. (AE)(N)                          8,300              50
Rockwell Automation, Inc.                               8,536             615
RSA Security, Inc. (AE)(N)                             19,400             527
Safeguard Scientifics, Inc. (AE)(N)                     3,900               8
Sanmina-SCI Corp. (AE)                                 38,300             176
Seachange International, Inc. (AE)(N)                  17,200             120

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Seagate Technology (N)                                  9,797             222
Semtech Corp. (AE)                                     20,400             295
Silicon Storage Technology, Inc. (AE)(N)               25,000             102
Skyworks Solutions, Inc. (AE)(N)                       42,800             236
Solectron Corp. (AE)                                   62,500             214
SPSS, Inc. (AE)(N)                                      2,800              90
Stellent, Inc.                                          4,300              41
SupportSoft, Inc. (AE)                                  3,100              12
Sybase, Inc. (AE)                                       2,000              39
Sycamore Networks, Inc. (AE)(N)                        36,800             149
SYKES Enterprises, Inc. (AE)                           10,931             177
SYNNEX Corp. (AE)                                       1,200              23
Synopsys, Inc. (AE)                                    48,797             916
Taleo Corp. Class A (AE)(N)                               100               1
Talx Corp.                                              1,800              39
Tekelec (AE)                                           16,100             199
Tessera Technologies, Inc. (AE)                        22,397             616
TIBCO Software, Inc. (AE)                              32,400             228
Transaction Systems Architects, Inc. (AE)              23,549             982
Trident Microsystems, Inc. (AE)(N)                      8,100             154
Triquint Semiconductor, Inc. (AE)(N)                   28,800             128
Trizetto Group, Inc. (The) (AE)(N)                     17,400             257
TTM Technologies, Inc. (AE)                             4,200              61
Ultimate Software Group, Inc. (AE)(N)                   6,500             125
Unisys Corp. (AE)(N)                                  103,900             652
Utstarcom, Inc. (AE)(N)                                21,200             165
VeriFone Holdings, Inc. (AE)(N)                        30,358             925
Vocus, Inc. (AE)(N)                                    22,400             319
WatchGuard Technologies, Inc. (AE)                      8,100              33
Wavecom SA - ADR (AE)(N)                                6,100              67
webMethods, Inc. (AE)(N)                               38,600             381
Western Digital Corp. (AE)(N)                          44,200             876
Witness Systems, Inc. (AE)(N)                           8,500             171
Zoran Corp. (AE)                                        1,900              46
                                                                 ------------
                                                                       36,925
                                                                 ------------

Utilities - 4.2%
AGL Resources, Inc.                                     8,200             313
Allete, Inc.                                            6,700             317
Alliant Energy Corp.                                   15,750             540
Aqua America, Inc. (N)                                  5,800             132
Black Hills Corp. (N)                                   3,170             109
Cascade Natural Gas Corp. (N)                           1,500              32
Centerpoint Energy, Inc. (N)                           16,200             203
CenturyTel, Inc.                                       11,750             437
Cleco Corp.                                             9,400             219

                                                      Aggressive Equity Fund  19

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CMS Energy Corp. (AE)                                  33,600             435
Dobson Communications Corp. Class A (AE)               39,127             302
El Paso Electric Co. (AE)                              11,800             238
Energen Corp.                                          18,200             699
Golden Telecom, Inc. (N)                                3,545              90
Laclede Group, Inc. (The) (N)                           2,000              69
Leap Wireless International, Inc. (AE)                  5,933             282
MDU Resources Group, Inc.                               8,200             300
NeuStar, Inc. Class A (AE)(N)                          21,642             730
New Jersey Resources Corp. (N)                          3,700             173
NII Holdings, Inc. (AE)                                 4,760             268
NorthWestern Corp. (N)                                 10,900             374
NSTAR                                                   2,800              80
OGE Energy Corp. (N)                                    8,700             305
Pepco Holdings, Inc.                                   16,800             396
Pinnacle West Capital Corp.                             6,000             239
RCN Corp. (AE)(N)                                       2,900              72
Sierra Pacific Resources (AE)                           7,040              99
Southern Union Co. (N)                                  9,700             262
Talk America Holdings, Inc. (AE)(N)                     6,800              42
TECO Energy, Inc.                                      26,300             393
Telephone & Data Systems, Inc.                          5,300             219
UGI Corp.                                              26,200             645
Unisource Energy Corp.                                  1,800              56
WPS Resources Corp.                                     1,000              50
                                                                 ------------
                                                                        9,120
                                                                 ------------

TOTAL COMMON STOCKS
(cost $187,782)                                                       206,953
                                                                 ------------

PREFERRED STOCKS - 0.1%
Auto and Transportation - 0.1%
Quintana Maritime, Ltd. (AE)(B)                         2,900             272
Quintana Maritime, Ltd. (AE)                            2,900              --
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $271)                                                               272
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Auto and Transportation - 0.0%
Quintana Maritime, Ltd. Rights                         11,600              --
                                                                 ------------

Financial Services - 0.0%
Washington Mutual, Inc.
   2050 Warrants                                       35,400               8
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $8)                                                                   8
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.6%
Frank Russell Investment Company Money Market
   Fund                                             9,276,000           9,276
United States Treasury Bills (z)(sec.)
   4.888% due 09/14/06                                    700             693
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $9,969)                                                           9,969
                                                                 ------------

OTHER SECURITIES - 34.9%
State Street Securities Lending Quality Trust
   (X)                                             75,953,500          75,954
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $75,954)                                                         75,954
                                                                 ------------

TOTAL INVESTMENTS - 134.7%
(identified cost $273,984)                                            293,156

OTHER ASSETS AND LIABILITIES,
NET - (34.7%)                                                         (75,509)
                                                                 ------------

NET ASSETS - 100.0%                                                   217,647
                                                                 ============

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

 20  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 09/06 (135)                              9,875                311
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                     311
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- JUNE 30, 2006 (UNAUDITED)


                                                         % OF
                                                          NET
                   CATEGORIES                           ASSETS
-------------------------------------------------------------------
Auto and Transportation                                         2.9
Consumer Discretionary                                         16.7
Consumer Staples                                                1.9
Financial Services                                             18.9
Health Care                                                     8.8
Materials and Processing                                        8.5
Miscellaneous                                                   1.4
Other Energy                                                    7.1
Producer Durables                                               7.7
Technology                                                     17.0
Utilities                                                       4.2
Preferred Stock                                                 0.1
Warrants & Rights                                                --*
Short-Term Investments                                          4.6
Other Securities                                               34.9
                                                    ---------------
Total Investments                                             134.7
Other Assets and Liabilities, Net                             (34.7)
                                                    ---------------

                                                              100.0
                                                    ===============

Futures Contracts                                               0.1

* Less than .05% of net assets

  See accompanying notes which are an integral part of the financial statements.

                                                      Aggressive Equity Fund  21

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
January 1, 2006               $     1,000.00      $     1,000.00
Ending Account Value June
30, 2006                      $     1,087.20      $     1,019.09
Expenses Paid During
Period*                       $         5.95      $         5.76

* Expenses are equal to the Fund's annualized expense ratio of 1.15% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 22  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.8%
Australia - 3.4%
Alumina, Ltd. (N)                                       8,500              43
Amcor, Ltd.                                           102,713             510
AMP, Ltd.                                              50,600             343
Australia & New Zealand Banking Group, Ltd. (N)        31,139             615
Australian Gas Light Co., Ltd. (N)                      3,600              47
Australian Stock Exchange, Ltd. (N)                     5,100             123
Australian Wealth Management, Ltd.                     36,600              66
AXA Asia Pacific Holdings, Ltd.                        13,300              62
Babcock & Brown, Ltd.                                   2,300              37
BHP Billiton, Ltd. (N)                                 61,364           1,322
Billabong International, Ltd.                           8,400              96
BlueScope Steel, Ltd.                                   9,000              53
Boral, Ltd.                                            11,400              69
Bradken, Ltd.                                           9,800              38
Burns Philp & Co., Ltd. (AE)                          108,741              74
Caltex Australia, Ltd.                                  4,200              74
Centro Properties Group                                 8,100              40
CFS Gandel Retail Trust                                15,000              21
Challenger Financial Services Group, Ltd.              12,700              30
Coca-Cola Amatil, Ltd. (N)                             54,500             287
Coles Myer, Ltd.                                        8,800              74
Commonwealth Bank of Australia (N)                      9,300             307
Computershare, Ltd.                                    49,600             289
ConnectEast Group                                      55,603              47
CSL, Ltd.                                               1,200              48
CSR, Ltd. (N)                                          32,100              80
David Jones, Ltd.                                      15,500              34
DB RREEF Trust (o)                                     11,747              13
Downer EDI, Ltd.                                       28,522             158
Dyno Nobel, Ltd. (AE)                                  17,900              33
GPT Group                                              13,500              44
ING Industrial Fund                                     9,400              16
Insurance Australia Group, Ltd. (N)                    46,540             185
Investa Property Group (N)                              1,800               3
Leighton Holdings, Ltd.                                 5,200              67
Lend Lease Corp., Ltd.                                  2,300              24
Macquarie Bank, Ltd. (N)                                9,800             503
Macquarie Goodman Group                                 8,100              36
Macquarie Infrastructure Group (N)                     13,000              32
McGuigan Simeon Wines, Ltd.                            33,480              62
Metcash, Ltd.                                          30,729              85
Mirvac Group (N)                                        2,600               8
National Australia Bank, Ltd. (N)                      56,674           1,481
OneSteel, Ltd. (N)                                     26,000              79
Origin Energy, Ltd. (N)                                 2,500              14
Pacific Brands, Ltd.                                   42,900              69
Publishing & Broadcasting, Ltd.                         6,720              91
Qantas Airways, Ltd.                                   42,300              93
QBE Insurance Group, Ltd.                              32,873             501

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ramsay Health Care, Ltd.                               12,506              89
Rinker Group, Ltd.                                     24,236             295
Rio Tinto, Ltd. (N)                                     3,100             179
Santos, Ltd.                                            7,900              71
Sons of Gwalia, Ltd. (AE)(N)(B)                         8,400              --
Stockland (N)                                           8,200              43
Suncorp-Metway, Ltd.                                    4,600              66
Symbion Health, Ltd. (N)                               63,908             145
TABCORP Holdings, Ltd.                                 41,250             466
Toll Holdings, Ltd. (N)                                   940              10
Transurban Group (N)                                   21,600             112
United Group, Ltd. (N)                                 11,300             121
Westfield Group                                         8,856             114
Westpac Banking Corp. (N)                              11,400             197
Woodside Petroleum, Ltd.                                2,000              65
Woolworths, Ltd.                                       32,870             492
                                                                 ------------
                                                                       10,891
                                                                 ------------

Austria - 0.3%
Erste Bank der oesterreichischen Sparkassen AG         14,221             801
Verbund - Oesterreichische
   Elektrizitaetswirtschafts AG Class A                 2,500             120
                                                                 ------------
                                                                          921
                                                                 ------------

Belgium - 0.7%
Belgacom SA                                               600              20
Dexia                                                     600              14
Fortis (N)                                             25,630             874
Groupe Bruxelles Lambert SA                               700              73
InBev NV                                                1,100              54
KBC Groep NV                                            9,399           1,009
Mobistar SA                                               400              32
Umicore                                                   600              80
                                                                 ------------
                                                                        2,156
                                                                 ------------

Bermuda - 0.1%
Esprit Holdings, Ltd.                                  21,000             172
Kerry Properties, Ltd. (N)                              5,500              19
Li & Fung, Ltd.                                        84,800             171
Orient Overseas International, Ltd. (N)                 5,800              21
Shangri-La Asia, Ltd.                                  24,000              46
Yue Yuen Industrial Holdings                           12,000              33
                                                                 ------------
                                                                          462
                                                                 ------------

                                                               Non-U.S. Fund  23

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brazil - 0.5%
Cia Vale do Rio Doce - ADR (N)                         52,100           1,252
Petroleo Brasileiro SA - ADR                            4,600             411
                                                                 ------------
                                                                        1,663
                                                                 ------------

Canada - 0.9%
Cameco Corp. (N)                                       10,800             432
Rogers Communications, Inc. Class B                    14,600             587
SNC-Lavalin Group, Inc.                                27,300             718
Suncor Energy, Inc.                                    13,500           1,093
                                                                 ------------
                                                                        2,830
                                                                 ------------

Cayman Islands - 0.0%
Foxconn International Holdings, Ltd. (AE)(N)           35,000              75
Hutchison China Meditech, Ltd. (AE)                         1              --
                                                                 ------------
                                                                           75
                                                                 ------------

China - 0.0%
China Life Insurance Co., Ltd. Class H                 40,000              63
                                                                 ------------

Denmark - 0.3%
AP Moller - Maersk A/S                                      1               8
Danske Bank A/S                                        19,990             761
East Asiatic Co., Ltd. A/S                              1,200              45
FLSmidth & Co. A/S (N)                                  2,200              83
GN Store Nord (N)                                       2,400              27
Novo-Nordisk A/S Series B                                 850              54
Topdanmark A/S (AE)(N)                                    700              98
                                                                 ------------
                                                                        1,076
                                                                 ------------

Finland - 0.9%
Fortum OYJ                                             28,800             737
Kone OYJ Class B                                          640              27
M-real OYJ Class B (N)                                 53,090             263
Metso OYJ                                               2,900             105
Neste Oil OYJ (N)                                       8,500             299
Nokia OYJ                                              29,650             605
Nokia OYJ - ADR                                         5,138             104
Nokian Renkaat OYJ (N)                                    900              12
Orion OYJ Series B                                      3,400              67
Rautaruukki OYJ                                         3,250              98
Sampo OYJ Series A                                      5,400             103
Stora Enso OYJ Series R                                 1,400              20
UPM-Kymmene OYJ                                        23,199             500
                                                                 ------------
                                                                        2,940
                                                                 ------------

France - 9.8%
Air France-KLM (N)                                      6,600             155
AXA SA (N)                                             34,719           1,140
BNP Paribas (N)                                        30,764           2,945

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capgemini SA (N)                                        4,500             257
Carrefour SA (N)                                       13,340             782
Casino Guichard Perrachon SA (N)                        2,400             183
Christian Dior SA (N)                                   4,600             451
Cie Generale d'Optique Essilor International SA
   (N)                                                  7,391             744
Compagnie Generale des Etablissements Michelin          1,300              78
Credit Agricole SA                                     32,130           1,223
Electricite de France (N)                               5,700             300
France Telecom SA (N)                                  55,630           1,196
Groupe Danone (N)                                      16,772           2,131
Lafarge SA (N)                                          6,032             757
Lagardere SCA (N)                                       3,000             221
LVMH Moet Hennessy Louis Vuitton SA (N)                10,613           1,053
Natexis Banques Populaires (N)                            185              43
Peugeot SA                                             21,658           1,348
Sanofi-Aventis (N)                                     33,769           3,296
Societe BIC SA (N)                                      2,400             155
Societe Generale (N)                                   10,500           1,544
Sodexho Alliance SA (N)                                 4,200             202
Suez SA (AE)(N)                                        22,228             924
Suez SA (AE)                                            1,228              --
Thomson (N)                                            21,470             355
Total SA - ADR                                         12,032             788
Total SA (N)                                           57,332           3,773
Unibail                                                 4,907             856
Valeo SA (N)                                           19,106             680
Vallourec SA (N)                                        1,760           2,116
Veolia Environnement (N)                               40,450           2,091
                                                                 ------------
                                                                       31,787
                                                                 ------------

Germany - 6.7%
Aareal Bank AG (AE)                                     4,763             180
Adidas AG (N)                                           3,700             177
Allianz AG                                              3,050             482
BASF AG                                                   600              48
Bayer AG                                               15,900             731
Bilfinger Berger AG                                     5,600             305
Celesio AG                                              2,500             227
Commerzbank AG                                         47,165           1,716
Continental AG                                          7,300             746
DaimlerChrysler AG                                      5,900             292
Deutsche Bank AG (N)                                    7,729             870
Deutsche Boerse AG (N)                                  9,547           1,300
Deutsche Lufthansa AG (N)                              20,927             385

 24  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Post AG                                       46,330           1,242
Deutsche Telekom AG (N)                                57,050             918
E.ON AG                                                24,999           2,878
GEA Group AG (AE)                                      16,400             281
Hannover Rueckversicherung AG (AE)(N)                  22,590             790
Hochtief AG                                             7,000             389
Infineon Technologies AG (AE)                          62,010             691
MAN AG                                                  6,700             485
Medion AG (N)                                           6,300              83
Merck KGaA (AE)(N)                                      5,000             455
Metro AG                                                7,970             452
Muenchener Rueckversicherungs AG                        2,340             320
RWE AG                                                  2,300             191
Salzgitter AG                                           4,500             382
SAP AG                                                 11,093           2,341
Siemens AG                                             13,840           1,204
Suedzucker AG (N)                                       1,400              31
ThyssenKrupp AG                                         4,900             168
Volkswagen AG (N)                                      11,880             833
Wincor Nixdorf AG                                       1,900             243
                                                                 ------------
                                                                       21,836
                                                                 ------------

Greece - 0.8%
EFG Eurobank Ergasias SA                               21,980             609
OPAP SA                                                42,532           1,540
Public Power Corp.                                     17,320             410
                                                                 ------------
                                                                        2,559
                                                                 ------------

Hong Kong - 0.9%
Bank of East Asia, Ltd.                                82,073             338
BOC Hong Kong Holdings, Ltd. (N)                      157,500             308
Cheung Kong Holdings, Ltd. (N)                         20,000             217
China Netcom Group Corp. Hong Kong, Ltd.               26,500              46
Citic Pacific, Ltd.                                    66,800             197
CLP Holdings, Ltd.                                     16,500              97
CNOOC, Ltd. (N)                                        52,000              41
Hang Lung Properties, Ltd. (N)                         10,000              18
Henderson Land Development Co., Ltd. (N)                3,000              16
Hong Kong Exchanges and Clearing, Ltd. (N)             10,000              64
HongKong Electric Holdings                             17,000              77
Hopewell Holdings                                      18,000              51
Hutchison Whampoa, Ltd.                                31,000             283
Link REIT (The) (AE)(o)                                 9,000              18
MTR Corp.                                              17,000              41
New World Development, Ltd.                            24,000              40
Shun TAK Holdings, Ltd. (N)                           360,000             470
Sino Land Co. (N)                                      18,000              29
Sun Hung Kai Properties, Ltd.                           7,000              71
Swire Pacific, Ltd.                                    29,500             304

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Television Broadcasts, Ltd.                            17,000             105
Wharf Holdings, Ltd. (N)                               39,000             139
                                                                 ------------
                                                                        2,970
                                                                 ------------

Indonesia - 0.0%
Telekomunikasi Indonesia Tbk
   PT - ADR                                             1,750              56
                                                                 ------------

Ireland - 0.9%
Bank of Ireland PLC                                    50,688             904
CRH PLC                                                22,200             723
Elan Corp. PLC - ADR (AE)(N)                           39,200             655
Ryanair Holdings PLC - ADR (AE)(N)                     11,605             612
                                                                 ------------
                                                                        2,894
                                                                 ------------

Italy - 3.3%
Banca Intesa SpA (N)                                   40,203             235
Banco Popolare di Verona e Novara SCRL (N)             30,770             825
Benetton Group SpA (N)                                  5,900              88
Enel SpA (N)                                           55,200             476
ENI SpA (N)                                           101,109           2,976
ERG SpA (N)                                            16,300             407
Fiat SpA (AE)(N)                                       34,400             457
Fondiaria-Sai SpA                                      10,800             442
Italcementi SpA (N)                                    18,400             466
Lottomatica SpA (N)                                    12,185             463
Mediaset SpA (N)                                       49,280             581
Milano Assicurazioni SpA (N)                           51,100             373
Parmalat Finanziaria SpA (AE)(N)(B)                    12,500              --
Saras SpA (AE)(N)                                      24,400             156
Seat Pagine Gialle SpA                                170,000              79
Telecom Italia SpA                                    139,949             362
UniCredito Italiano SpA (N)                           245,330           1,921
Unipol SpA                                            135,180             435
                                                                 ------------
                                                                       10,742
                                                                 ------------

Japan - 21.7%
77 Bank, Ltd. (The)                                    66,300             462
Access Co., Ltd. (AE)(N)                                   15             107
Aeon Co., Ltd.                                         56,600           1,241
Aida Engineering, Ltd.                                 16,000             108
Aiful Corp. (N)                                        15,744             841
Aioi Insurance Co., Ltd.                               11,000              82
Aisin Seiki Co., Ltd.                                   8,400             250
Ajinomoto Co., Inc.                                    25,500             282
Alpen Co., Ltd.                                         3,700             121

                                                               Non-U.S. Fund  25

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Alps Electric Co., Ltd. (N)                             4,100              51
Arrk Corp.                                              9,400             222
Aruze Corp.                                             4,000              87
Asahi Breweries, Ltd. (N)                               4,200              59
Asahi Glass Co., Ltd. (N)                              17,000             216
Asahi Kasei Corp.                                      19,000             124
Astellas Pharma, Inc.                                  19,100             701
Bandai Visual Co., Ltd.                                    37             139
Bank of Fukuoka, Ltd. (The) (N)                         7,000              53
Calsonic Kansei Corp.                                   9,000              57
Canon Marketing Japan, Inc. (N)                         2,800              58
Canon, Inc. (N)                                        35,804           1,755
Chubu Electric Power Co., Inc.                          3,000              81
Citizen Watch Co., Ltd. (N)                             6,400              58
Credit Saison Co., Ltd.                                13,700             649
Cyber Communications, Inc. (N)                             25              57
Dai Nippon Printing Co., Ltd.                           6,000              93
Daiei, Inc. (The) (AE)                                  6,900             145
Daiichi Sankyo Co., Ltd. (N)                           26,200             721
Daikin Industries, Ltd. (N)                             6,700             232
Daiwa House Industry Co., Ltd. (N)                      6,000              96
Daiwa Securities Group, Inc.                           46,000             548
Denki Kagaku Kogyo Kabushiki Kaisha                    14,000              58
Denso Corp.                                             4,700             154
Dentsu, Inc. (N)                                          302             834
East Japan Railway Co.                                     58             431
Eisai Co., Ltd.                                        21,700             977
Exedy Corp.                                             5,300             167
Fanuc, Ltd.                                               700              63
FCC Co., Ltd. (N)                                       5,700             113
Frontier Real Estate Investment Corp. (o)(N)               13              95
Fuji Electric Holdings Co., Ltd.                       16,000              84
Fuji Photo Film Co., Ltd.                              37,200           1,248
Fujikura, Ltd.                                          9,000              99
Fujitsu, Ltd.                                          41,000             318
Funai Electric Co., Ltd. (N)                            5,700             553
Glory, Ltd.                                             2,700              52
Hino Motors, Ltd. (N)                                 125,600             731
Hiroshima Bank, Ltd. (The)                             18,000             110
Hitachi Construction Machinery Co., Ltd.                3,200              77
Hitachi High-Technologies Corp.                         1,200              36
Hitachi Koki Co., Ltd. (N)                             20,000             305
Hitachi, Ltd. (N)                                      21,000             139
Hokuhoku Financial Group, Inc. (N)                     17,000              71
Honda Motor Co., Ltd.                                  12,600             400
Hoya Corp. (N)                                         10,900             388
Index Corp. (N)                                           150             148
Inpex Holdings, Inc. (AE)(N)                               32             282
Itochu Corp.                                           26,000             228
Itochu-Shokuhin Co., Ltd.                               3,000             113
Iyo Bank, Ltd. (The)                                    4,000              39

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Izumi Co., Ltd. (N)                                     1,300              47
Japan Asia Investment Co., Ltd.                        19,000             136
Japan Logistics Fund, Inc. (o)                             22             164
Japan Tobacco, Inc.                                       347           1,264
JFE Holdings, Inc. (N)                                 12,700             538
JS Group Corp.                                         22,900             481
JSR Corp.                                              36,800             929
JTEKT Corp. (N)                                        29,000             560
Kadokawa Holdings, Inc.                                 4,900             175
Kamigumi Co., Ltd.                                      5,000              38
Kansai Electric Power Co., Inc. (The)                   6,700             150
Kansai Paint Co., Ltd.                                 22,000             176
Kanto Tsukuba Bank, Ltd. (The) (AE)                     3,300              34
Kao Corp.                                              31,100             814
Kawasaki Kisen Kaisha, Ltd. (N)                        27,000             156
KDDI Corp.                                                 75             461
Keihin Corp.                                            2,900              62
Keio Corp.                                             23,000             149
Kirin Brewery Co., Ltd. (N)                             5,000              79
Kobayashi Pharmaceutical Co., Ltd.                      3,300             135
Kobe Steel, Ltd.                                       41,000             128
Koei Co., Ltd. (N)                                      8,610             153
Koito Manufacturing Co., Ltd.                          10,000             149
Komatsu, Ltd.                                          15,000             298
Komori Corp.                                            3,000              64
Kose Corp. (N)                                          3,000              94
Kubota Corp.                                           23,000             218
Kuraray Co., Ltd.                                      31,300             350
Kurita Water Industries, Ltd. (N)                       6,100             125
Kyocera Corp.                                           1,100              85
Kyushu-Shinwa Holdings, Inc. (AE)(N)                    2,000               3
Lawson, Inc.                                              100               4
Leopalace21 Corp.                                       1,800              62
Mabuchi Motor Co., Ltd. (N)                             6,300             377
Makita Corp.                                            4,000             127
Marui Co., Ltd.                                        10,700             167
Matsumotokiyoshi Co., Ltd. (N)                         16,200             412
Matsushita Electric Industrial Co., Ltd.               40,000             844
Matsushita Electric Works, Ltd.                        10,000             111
Mazda Motor Corp. (N)                                  18,000             113
Meiji Dairies Corp. (N)                                14,000              98
Millea Holdings, Inc.                                       7             130
Minebea Co., Ltd. (N)                                  30,000             163
Mitsubishi Chemical Holdings Corp.                      2,000              12
Mitsubishi Corp.                                       11,600             232
Mitsubishi Electric Corp. (N)                          26,000             208
Mitsubishi Estate Co., Ltd.                             6,000             127

 26  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mitsubishi Gas Chemical Co., Inc.                       6,000              69
Mitsubishi Heavy Industries, Ltd.                      16,000              69
Mitsubishi Logistics Corp. (N)                          7,000             110
Mitsubishi Rayon Co., Ltd. (N)                         27,000             220
Mitsubishi UFJ Financial Group, Inc.                      130           1,818
Mitsui & Co., Ltd.                                     44,000             621
Mitsui Chemicals, Inc.                                 10,000              65
Mitsui Fudosan Co., Ltd.                               23,000             499
Mitsui OSK Lines, Ltd. (N)                             16,000             109
Mitsui Sumitomo Insurance Co., Ltd.                    32,000             402
Mitsui Trust Holdings, Inc.                            25,200             303
Mizuho Financial Group, Inc.                              184           1,558
Mori Seiki Co., Ltd. (N)                                6,800             147
Nabtesco Corp. (N)                                      5,000              56
Nafco Co., Ltd.                                         2,500              75
Netprice, Ltd. (AE)(N)                                     20              43
NGK Spark Plug Co., Ltd.                                2,000              40
Nidec Corp.                                             2,500             179
Nidec Sankyo Corp. (N)                                 10,000             123
Nikko Cordial Corp. (N)                                 4,000              51
Nikon Corp. (N)                                         3,000              52
Nintendo Co., Ltd.                                     10,300           1,728
Nippon Electric Glass Co., Ltd. (N)                    10,000             201
Nippon Express Co., Ltd. (N)                          212,000           1,145
Nippon Kayaku Co., Ltd.                                 6,000              50
Nippon Mining Holdings, Inc.                            9,000              76
Nippon Oil Corp.                                       50,000             365
Nippon Paper Group, Inc. (N)                               77             315
Nippon Steel Corp. (N)                                 75,000             284
Nippon Telegraph & Telephone Corp.                         78             382
Nippon Yusen KK (N)                                    25,000             163
Nissan Chemical Industries, Ltd. (N)                    5,000              62
Nissan Motor Co., Ltd. (N)                            100,500           1,098
Nissha Printing Co., Ltd.                               4,000             149
Nitto Denko Corp.                                       6,400             456
Nomura Holdings, Inc. (N)                               6,800             127
NSK, Ltd.                                               6,000              50
NTN Corp. (N)                                           7,000              55
NTT Urban Development Corp.                                42             327
Obic Co., Ltd.                                            880             178
Omron Corp.                                             6,800             173
ORIX Corp.                                              4,880           1,192
Osaka Gas Co., Ltd.                                    59,000             190
Parco Co., Ltd.                                        10,100             103
Rakuten, Inc. (N)                                       3,052           1,813
Rengo Co., Ltd. (N)                                     9,000              68
Resona Holdings, Inc.                                      52             164
Ricoh Co., Ltd.                                        44,000             863
Rinnai Corp. (N)                                       13,300             352
Rohm Co., Ltd. (N)                                     12,100           1,082
Sanyo Special Steel Co., Ltd.                           6,000              49
SBI Holdings, Inc. (N)                                    376             166
Sekisui Chemical Co., Ltd.                             83,300             719
Sekisui House, Ltd.                                    61,800             848

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Seven & I Holdings Co., Ltd.                            4,200             138
SFCG Co., Ltd.                                          1,465             333
Sharp Corp.                                            25,000             395
Shin-Etsu Chemical Co., Ltd.                           15,900             864
Shinko Electric Industries Co., Ltd.                    4,400             128
Shinsei Bank, Ltd.                                    227,000           1,438
Shionogi & Co., Ltd. (N)                                7,000             125
Sompo Japan Insurance, Inc.                            34,000             475
Sony Corp. (N)                                          4,700             207
Stanley Electric Co., Ltd. (N)                         10,700             221
Sumisho Lease Co., Ltd.                                 1,500              83
Sumitomo Chemical Co., Ltd.                            20,000             167
Sumitomo Corp.                                         14,000             185
Sumitomo Electric Industries, Ltd.                     18,300             268
Sumitomo Forestry Co., Ltd.                            12,000             125
Sumitomo Heavy Industries, Ltd.                        11,000             102
Sumitomo Metal Industries, Ltd.                        61,000             252
Sumitomo Mitsui Financial Group, Inc. (N)                 248           2,622
Sumitomo Realty & Development Co., Ltd.                35,000             862
Sumitomo Trust & Banking Co., Ltd. (The)               35,000             382
Sumitomo Warehouse Co., Ltd. (The) (N)                 14,000             103
Suzuken Co., Ltd.                                       1,100              44
Take And Give Needs Co., Ltd. (N)                         191             229
Takeda Pharmaceutical Co., Ltd.                        17,600           1,095
Takefuji Corp.                                         13,200             787
Tanabe Seiyaku Co., Ltd.                                6,000              74
TDK Corp.                                               7,400             563
Teijin, Ltd.                                           55,000             349
Telewave, Inc. (N)                                         40             132
Terumo Corp.                                            5,800             194
Tokai Carbon Co., Ltd. (N)                             23,000             129
Tokai Tokyo Securities Co., Ltd.                        8,000              47
Tokyo Electric Power Co., Inc. (The)                    8,800             243
Tokyo Electron, Ltd.                                   13,700             958
Toppan Printing Co., Ltd. (N)                           9,000             102
Toshiba Corp. (N)                                      61,000             398
Toshiba Machine Co., Ltd. (N)                           5,000              57
Toyobo Co., Ltd.                                       18,000              51
Toyoda Gosei Co., Ltd.                                 12,700             255
Toyota Motor Corp.                                     63,500           3,324
Trend Micro, Inc. (N)                                   5,000             169
Ube Industries, Ltd.                                   49,000             142
UFJ NICOS Co., Ltd.                                     4,000              32
UNY Co., Ltd.                                           9,000             133

                                                               Non-U.S. Fund  27

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Valor Co., Ltd.                                         4,300              78
West Japan Railway Co.                                     21              87
Xebio Co., Ltd.                                         2,400              82
Yahoo! Japan Corp.                                        301             159
Yamaha Corp. (N)                                        1,800              34
Yamato Holdings Co., Ltd.                               5,000              89
Yokogawa Electric Corp. (N)                             8,700             124
Yokohama Rubber Co., Ltd. (The) (N)                    24,000             106
                                                                 ------------
                                                                       70,754
                                                                 ------------

Luxembourg - 0.3%
Arcelor                                                 1,700              82
Tenaris SA - ADR (N)                                   21,600             875
                                                                 ------------
                                                                          957
                                                                 ------------

Mexico - 0.9%
America Movil SA de CV
   Series L (N)                                        35,200           1,171
Coca-Cola Femsa SA de CV - ADR (N)                     12,100             357
Grupo Televisa SA - ADR (N)                            60,000           1,159
Telefonos de Mexico SA de CV - ADR Series L            17,090             356
                                                                 ------------
                                                                        3,043
                                                                 ------------

Netherlands - 3.6%
ABN AMRO Holding NV                                    35,929             983
Aegon NV                                               39,938             683
ASML Holding NV (AE)                                   44,957             911
Buhrmann NV                                            17,200             249
CSM                                                       900              25
Euronext NV                                               900              84
Euronext NV (N)                                        23,015           2,158
European Aeronautic Defense and Space Co. NV (N)        8,900             256
Hagemeyer NV (AE)(N)                                    3,300              15
Heineken NV                                            14,098             598
Hunter Douglas NV                                       1,100              74
ING Groep NV                                              500              20
Koninklijke BAM Groep NV                                4,600              91
Koninklijke Philips Electronics NV (N)                 10,500             327
Koninklijke Philips Electronics NV                     73,481           2,296
Mittal Steel Co. NV (N)                                 5,300             164
OCE NV (N)                                              4,000              59
Randstad Holdings NV                                    3,300             194
Rodamco Europe NV                                       3,800             373
Royal KPN NV                                            6,700              75
Royal Numico NV                                        32,400           1,454
Unilever NV                                            23,300             528
                                                                 ------------
                                                                       11,617
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Norway - 0.8%
DNB Nor Bank ASA                                       51,192             635
Statoil ASA                                            62,500           1,772
Yara International ASA (N)                             13,400             179
                                                                 ------------
                                                                        2,586
                                                                 ------------

Papua New Guinea - 0.0%
Oil Search, Ltd. (N)                                   35,300             108
                                                                 ------------

Singapore - 1.1%
CapitaLand, Ltd.                                       54,200             154
City Developments, Ltd.                                21,000             124
CSE Global, Ltd.                                       45,000              33
DBS Group Holdings, Ltd.                              119,910           1,371
Fraser and Neave, Ltd.                                 30,000              76
Jardine Cycle & Carriage, Ltd.                          6,000              38
Keppel Corp., Ltd.                                     42,000             390
NatSteel, Ltd.                                         10,000               8
Neptune Orient Lines, Ltd.                             18,000              21
Oversea-Chinese Banking Corp.                          18,000              75
Overseas Union Enterprise, Ltd.                         4,000              26
Parkway Holdings, Ltd.                                 74,000             115
SembCorp Industries, Ltd.                              29,880              61
Singapore Exchange, Ltd. (N)                           61,000             136
Singapore Petroleum Co., Ltd.                          14,000              45
Singapore Post, Ltd.                                   71,000              48
Singapore Technologies Engineering, Ltd.                5,000               9
United Overseas Bank, Ltd.                             90,200             889
United Overseas Land, Ltd.                              8,300              15
United Test and Assembly Center, Ltd. (AE)             96,000              49
Want Want Holdings, Ltd.                               22,000              30
                                                                 ------------
                                                                        3,713
                                                                 ------------

South Africa - 0.1%
Nedbank Group, Ltd.                                    17,644             278
                                                                 ------------

South Korea - 0.9%
Hana Financial Group, Inc.                             17,760             835
Korea Electric Power Corp. - ADR                       14,590             277
KT Corp. - ADR (N)                                     15,200             326
Samsung Electronics Co., Ltd.                           2,140           1,360
SK Telecom Co., Ltd. - ADR                             11,620             272
                                                                 ------------
                                                                        3,070
                                                                 ------------

 28  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Spain - 2.9%
Actividades de Construccion y Servicios SA (N)         19,013             793
Altadis SA (N)                                         37,200           1,759
Antena 3 de Television SA (N)                           2,000              46
Banco Bilbao Vizcaya Argentaria SA (N)                 36,932             760
Banco Santander Central Hispano SA                     75,455           1,102
Cia de Distribucion Integral Logista SA                 4,600             274
Cia Espanola de Petroleos SA (N)                          500              36
Corporaction Mapfre SA                                 37,130             685
Endesa SA (N)                                           4,200             146
Fomento de Construcciones y Contratas SA                  900              68
Gamesa Corp. Tecnologica SA (N)                         2,340              50
Gas Natural SDG SA (N)                                 13,930             425
Gestevision Telecinco SA (N)                           17,900             429
Iberia Lineas Aereas de Espana (N)                     32,400              84
Repsol YPF SA (N)                                      24,090             690
Repsol YPF SA - ADR                                    21,839             613
Sociedad General de Aguas de Barcelona SA Class
   A (N)                                                1,100              30
Telefonica SA                                          85,424           1,423
                                                                 ------------
                                                                        9,413
                                                                 ------------

Sweden - 2.3%
Alfa Laval AB                                           1,300              39
Atlas Copco AB Class A (N)                              1,900              53
Axfood AB                                                 600              17
Electrolux AB (N)                                       4,100              59
Elekta AB Class B (N)                                   3,100              52
Fabege AB                                               1,700              32
Hennes & Mauritz AB Series B                           24,165             937
Holmen AB Class B                                       2,200              89
Husqvarna AB Class B (AE)(N)                            4,400              53
Kungsleden AB                                           2,800              33
Lundin Petroleum AB (AE)(N)                             8,600             104
Nordea Bank AB (N)                                     24,500             293
Sandvik AB                                             40,600             472
Securitas AB Series B (N)                              31,572             605
Skandinaviska Enskilda Banken AB Class A (N)            7,000             167
Skanska AB Series B                                     4,700              72
Ssab Svenskt Stal AB (N)                               10,500             204
Svenska Cellulosa AB Series B (N)                      10,080             417
Svenska Handelsbanken Series A (N)                     23,793             613
Swedish Match AB                                       42,300             682
Tele2 AB Series B (N)                                   2,100              21
Telefonaktiebolaget LM Ericsson Series B              681,158           2,253

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TeliaSonera AB                                         29,500             168
Volvo AB Series B (N)                                     400              20
                                                                 ------------
                                                                        7,455
                                                                 ------------

Switzerland - 6.8%
ABB, Ltd.                                              75,039             976
Ciba Specialty Chemicals AG                            16,618             926
Clariant AG (N)                                        22,650             321
Compagnie Financiere Richemont AG Class A (N)          13,540             620
Credit Suisse Group (N)                                29,483           1,650
Georg Fischer AG (AE)                                     202              87
Givaudan                                                  462             364
Logitech International SA (AE)                         32,033           1,237
Nestle SA (N)                                           7,955           2,499
Novartis AG (N)                                        56,615           3,066
Pargesa Holding SA Class B                              2,741             260
Roche Holding AG (N)                                   24,780           4,096
Sulzer AG                                                 218             163
Swatch Group AG                                        24,012             839
Swiss Reinsurance (N)                                  13,281             928
UBS AG                                                 35,349           3,874
Zurich Financial Services AG (AE)(N)                      611             134
                                                                 ------------
                                                                       22,040
                                                                 ------------

Taiwan - 0.4%
HON HAI Precision Industry Co., Ltd.                  127,000             785
United Microelectronics Corp. - ADR (N)               141,250             439
                                                                 ------------
                                                                        1,224
                                                                 ------------

United Kingdom - 20.3%
3i Group PLC                                           79,369           1,323
Anglo American PLC                                     30,801           1,263
Antofagasta PLC                                        30,500             236
ARM Holdings PLC                                      555,926           1,164
AstraZeneca PLC                                        46,888           2,830
Aviva PLC                                              35,100             497
BAA PLC                                                 4,500              78
BAE Systems PLC                                       149,900           1,025
Barclays PLC                                           98,878           1,124
Barratt Developments PLC                               13,400             235
BG Group PLC                                          113,400           1,515
BHP Billiton PLC                                      108,353           2,102
BOC Group PLC                                           1,900              56
Boots Group PLC                                        80,778           1,149
BP PLC                                                423,117           4,933
Bradford & Bingley PLC                                 25,600             220
Brambles Industries PLC                                38,200             304
British Airways PLC (AE)                              137,374             871

                                                               Non-U.S. Fund  29

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
British American Tobacco PLC                           33,200             836
British Land Co. PLC                                   76,805           1,794
BT Group PLC                                          124,561             551
Cadbury Schweppes PLC                                   2,000              19
Capita Group PLC                                       50,300             429
Carphone Warehouse Group PLC (AE)                     245,904           1,444
Centrica PLC                                          205,340           1,083
Cobham PLC                                             73,100             226
Compass Group PLC                                       4,100              20
Cookson Group PLC                                       7,900              77
Davis Service Group PLC                                 9,300              81
De La Rue PLC                                          12,700             128
Debenhams PLC Class W (AE)                            233,092             810
Diageo PLC                                             23,297             392
DSG International PLC                                   2,500               9
easyJet PLC (AE)                                       45,844             327
EMI Group PLC                                         247,668           1,391
Friends Provident PLC                                  32,100             106
GKN PLC                                                92,431             467
GlaxoSmithKline PLC                                   143,238           4,002
Hanson PLC                                             23,100             280
HBOS PLC                                               73,310           1,274
HMV Group PLC                                          68,100             217
HSBC Holdings PLC                                     171,624           3,020
Imperial Tobacco Group PLC                              8,000             247
Inchcape PLC (AE)                                      33,400             292
ITV PLC                                                12,100              24
J Sainsbury PLC                                       103,030             637
Kazakhmys PLC                                          10,800             238
Land Securities Group PLC                               3,800             126
Legal & General Group PLC                             153,300             364
Liberty International PLC                               3,200              63
Lloyds TSB Group PLC                                   15,200             149
Man Group PLC                                          20,300             957
Marks & Spencer Group PLC                             114,600           1,244
Old Mutual PLC                                        328,443             992
Pearson PLC                                            24,100             328
Prudential PLC                                         49,766             562
Reckitt Benckiser PLC                                  18,916             707
Reed Elsevier PLC                                     102,062           1,030
Rentokil Initial PLC                                  154,130             445
Reuters Group PLC                                      96,500             687
RHM PLC                                                15,100              80
Rio Tinto PLC                                          11,900             629
Rolls-Royce Group PLC                                  61,700             472
Royal & Sun Alliance Insurance Group PLC              112,000             279
Royal Bank of Scotland Group PLC                       60,567           1,991
Royal Dutch Shell PLC Class A                              69           2,334
Royal Dutch Shell PLC Class B                          51,481           1,800
SABMiller PLC                                           4,000              72
Scottish & Southern Energy PLC                         43,200             919
Smiths Group PLC                                       59,110             974
Standard Chartered PLC                                 67,827           1,656

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Taylor Woodrow PLC                                     34,000             210
Tesco PLC                                              73,726             455
Travis Perkins PLC                                      4,980             139
Trinity Mirror PLC                                     49,480             447
Unilever PLC                                           63,491           1,428
Vodafone Group PLC                                  1,012,235           2,157
Xstrata PLC                                            24,625             934
                                                                 ------------
                                                                       65,976
                                                                 ------------

United States - 0.2%
Synthes, Inc.                                           5,814             701
                                                                 ------------

TOTAL COMMON STOCKS
(cost $234,820)                                                       298,856
                                                                 ------------

PREFERRED STOCKS- 0.3%
Germany - 0.3%
Fresenius AG                                            5,610             935

Italy - 0.0%
Unipol SpA                                                100              --
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $412)                                                               935
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------

OPTIONS PURCHASED - 0.1%
Belgium - 0.1%
Bel20 Index Futures
   Jul 2006 3,541.60 (EUR) Call (31)                    1,404             265

Switzerland - 0.0%
Swiss Market Index Futures
   Sep 2006 7,186.75 (EUR) Put (4)                        235              90
   Sep 2006 7,275.61 (EUR) Put (22)                     1,309              16
                                                                 ------------
                                                                          106
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $300)                                                               371
                                                                 ------------

 30  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                                  PRINCIPAL
                                                                  AMOUNT ($)
                                                                  OR SHARES
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.6%
United States - 7.6%
Frank Russell Investment Company
   Money Market Fund                               21,324,000          21,324
United States Treasury Bills (z)
   4.909% due 09/14/06 (sec.)                           1,500           1,485
   4.850% due 09/21/06                                  2,000           1,979
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $24,787)                                                         24,788
                                                                 ------------

OTHER SECURITIES - 23.6%
State Street Securities Lending Quality Trust
   (X)                                             76,816,559          76,817
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $76,817)                                                         76,817
                                                                 ------------

TOTAL INVESTMENTS - 123.4%
(identified cost $337,136)                                            401,767

OTHER ASSETS AND LIABILITIES,
NET - (23.4%)                                                         (76,192)
                                                                 ------------

NET ASSETS - 100.0%                                                   325,575
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  31

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 07/06 (48)                               5,410                240

CAC-40 Index (France)
   expiration date 07/06 (33)                               2,099                132
   expiration date 09/06 (37)                               2,362                161
DAX Index (Germany)
   expiration date 09/06 (16)                               2,929                183

EUR STOXX 50 Index (EMU)
   expiration date 09/06 (100)                              4,682                243

FTSE-100 Index (UK)
   expiration date 09/06 (55)                               5,925                247

TOPIX Index (Japan)
   expiration date 09/06 (88)                              12,236                529

Short Positions
Hang Seng Index (Hong Kong)
   expiration date 07/06 (7)                                  735                (24)

IBEX Plus Index (Spain)
   expiration date 07/06 (18)                               2,651               (181)

MIB-30 (Italy)
   expiration date 09/06 (12)                               2,813               (136)

OMX Stockholm 30 Index (Sweden)
   expiration date 07/06 (148)                              1,968                (63)

SPI 200 Index (Australia)
   expiration date 09/06 (36)                               3,397               (150)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,181
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel20 Index Futures
   Jul 2006 3,541.60 (EUR) Put (31)                         1,404               (198)

Switzerland
Swiss Market Index Futures
   Sep 2006 7,186.75 (EUR) Call (4)                           235                (32)
   Sep 2006 7,275.61 (EUR) Call (22)                        1,309               (161)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $300)                                                     (391)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 32  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              21      AUD            28    07/03/06                 --
USD              32      AUD            43    07/03/06                 --
USD              54      AUD            72    07/05/06                 --
USD             137      AUD           187    09/20/06                  1
USD             219      AUD           298    09/20/06                  2
USD             252      AUD           342    09/20/06                  2
USD             327      AUD           444    09/20/06                  2
USD             327      AUD           444    09/20/06                  2
USD             427      AUD           579    09/20/06                  3
USD             439      AUD           597    09/20/06                  4
USD             870      AUD         1,183    09/20/06                  8
USD              86      CHF           106    09/20/06                  1
USD             425      CHF           522    09/20/06                  6
USD           6,263      CHF         7,702    09/20/06                 93
USD           8,260      CHF        10,156    09/20/06                123
USD              46      DKK           269    09/20/06                  1
USD              67      DKK           396    09/20/06                  1
USD               5      EUR             4    07/03/06                 --
USD               5      EUR             4    07/03/06                 --
USD             260      EUR           205    07/03/06                  3
USD              47      EUR            37    07/05/06                 --
USD             380      EUR           300    09/20/06                  6
USD             382      EUR           300    09/20/06                  4
USD             389      EUR           300    09/20/06                 (3)
USD             505      EUR           400    09/20/06                 10
USD             529      EUR           418    09/20/06                  9
USD             632      EUR           500    09/20/06                 11
USD             636      EUR           500    09/20/06                  7
USD             645      EUR           500    09/20/06                 (2)
USD             652      EUR           500    09/20/06                 (9)
USD           1,043      EUR           825    09/20/06                 18
USD           2,606      EUR         2,000    09/20/06                (34)
USD           5,058      EUR         4,000    09/20/06                 87
USD          10,687      EUR         8,200    09/20/06               (142)
USD              44      GBP            24    07/03/06                  1
USD             251      GBP           137    07/03/06                  3
USD             130      GBP            70    07/05/06                 --
USD             140      GBP            76    07/05/06                 --
USD              93      GBP            51    09/20/06                  1
USD             365      GBP           200    09/20/06                  6
USD             373      GBP           200    09/20/06                 (2)
USD             376      GBP           200    09/20/06                 (6)
USD             376      GBP           200    09/20/06                 (6)
USD             896      GBP           484    09/20/06                  2
USD             987      GBP           534    09/20/06                  2

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             987      GBP           534    09/20/06                  2
USD             987      GBP           534    09/20/06                  2
USD           1,223      GBP           664    09/20/06                  7
USD           1,580      GBP           858    09/20/06                  9
USD           1,693      GBP           900    09/20/06                (26)
USD           2,669      GBP         1,449    09/20/06                 16
USD           3,681      GBP         2,000    09/20/06                 25
USD           5,268      GBP         2,800    09/20/06                (81)
USD              30      HKD           229    09/20/06                 --
USD              82      HKD           632    09/20/06                 --
USD              86      HKD           666    09/20/06                 --
USD             102      HKD           788    09/20/06                 --
USD             198      JPY        23,047    07/03/06                  3
USD              29      JPY         3,273    07/05/06                 --
USD              31      JPY         3,519    07/05/06                 --
USD             447      JPY        50,000    09/20/06                 (5)
USD             453      JPY        50,000    09/20/06                (11)
USD             453      JPY        50,000    09/20/06                (11)
USD             455      JPY        50,000    09/20/06                (13)
USD             558      JPY        63,534    09/20/06                  4
USD             857      JPY        97,588    09/20/06                  6
USD           1,360      JPY       150,000    09/20/06                (34)
USD           1,687      JPY       192,135    09/20/06                 11
USD           4,400      JPY       500,000    09/20/06                 20
USD           7,620      JPY       840,000    09/20/06               (195)
USD             265      NOK         1,657    07/03/06                  1
USD              48      NOK           297    09/20/06                 --
USD             134      NOK           830    09/20/06                  1
USD             199      NOK         1,237    09/20/06                  1
USD           4,618      NOK        28,682    09/20/06                 16
USD           8,393      NOK        52,123    09/20/06                 28
USD             350      NZD           570    09/20/06                 (4)
USD             309      SEK         2,263    09/20/06                  7
USD             864      SEK         6,342    09/20/06                 24
USD           1,568      SEK        11,354    09/20/06                 21
USD           3,661      SEK        26,855    09/20/06                 96
USD               8      SGD            12    09/20/06                 --
USD              41      SGD            66    09/20/06                 --
USD             408      SGD           649    09/20/06                  4
USD           3,739      SGD         5,948    09/20/06                 33
AUD               6      USD             4    07/05/06                 --
AUD              10      USD             7    07/05/06                 --
AUD              11      USD             8    07/05/06                 --
AUD              15      USD            11    07/05/06                 --
AUD              18      USD            13    07/05/06                 --

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  33

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
AUD              32      USD            24    07/05/06                 --
AUD             498      USD           366    09/20/06                 (3)
AUD           1,106      USD           813    09/20/06                 (7)
AUD           1,406      USD         1,034    09/20/06                 (9)
AUD           1,436      USD         1,050    09/20/06                (16)
AUD           4,103      USD         3,016    09/20/06                (30)
CHF           1,589      USD         1,298    09/20/06                (14)
CHF           1,589      USD         1,298    09/20/06                (14)
CHF           2,696      USD         2,202    09/20/06                (23)
CHF           3,604      USD         2,932    09/20/06                (43)
CHF           9,008      USD         7,324    09/20/06               (110)
DKK               6      USD             1    09/20/06                 --
DKK              12      USD             2    09/20/06                 --
DKK              56      USD             9    09/20/06                 --
DKK             258      USD            44    09/20/06                 (1)
EUR             107      USD           137    07/05/06                 --
EUR             135      USD           171    07/05/06                 (1)
EUR             239      USD           302    09/20/06                 (5)
EUR             300      USD           382    09/20/06                 (4)
EUR             400      USD           516    09/20/06                  2
EUR             449      USD           565    09/20/06                (12)
EUR             500      USD           633    09/20/06                (10)
EUR             550      USD           708    09/20/06                  1
EUR             700      USD           912    09/20/06                 12
EUR             869      USD         1,099    09/20/06                (19)
EUR           1,700      USD         2,216    09/20/06                 29
EUR           7,000      USD         8,870    09/20/06               (132)
EUR           7,484      USD         9,464    09/20/06               (161)
GBP             160      USD           297    09/20/06                  1
GBP             200      USD           375    09/20/06                  4
GBP             322      USD           587    09/20/06                (10)
GBP             600      USD         1,129    09/20/06                 17
GBP           2,911      USD         5,360    09/20/06                (32)
GBP           3,000      USD         5,536    09/20/06                (22)
HKD             283      USD            36    07/03/06                 --
HKD              19      USD             2    09/20/06                 --
HKD             150      USD            19    09/20/06                 --
HKD             776      USD           100    09/20/06                 --
JPY             865      USD             7    07/03/06                 --
JPY             676      USD             6    07/05/06                 --
JPY             865      USD             8    07/05/06                 --
JPY           1,727      USD            15    07/05/06                 --
JPY           8,683      USD            76    07/05/06                 --
JPY          12,689      USD           111    07/05/06                 --
JPY          13,204      USD           115    07/05/06                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY          21,398      USD           184    07/05/06                 (3)
JPY          17,248      USD           150    09/20/06                 (2)
JPY          50,000      USD           435    09/20/06                 (7)
JPY          57,289      USD           503    09/20/06                 (4)
JPY          75,000      USD           670    09/20/06                  7
JPY         111,176      USD           980    09/20/06                 (2)
JPY         114,241      USD         1,003    09/20/06                 (7)
JPY         117,556      USD         1,032    09/20/06                 (7)
JPY         168,421      USD         1,485    09/20/06                 (4)
JPY         170,000      USD         1,541    09/20/06                 38
JPY         262,233      USD         2,303    09/20/06                (15)
JPY         321,403      USD         2,822    09/20/06                (19)
JPY         389,116      USD         3,432    09/20/06                 (8)
JPY         700,000      USD         6,165    09/20/06                (23)
NOK           1,336      USD           213    09/20/06                 (3)
NOK           1,992      USD           321    09/20/06                 (1)
NOK          14,029      USD         2,254    09/20/06                (13)
NOK          15,249      USD         2,455    09/20/06                 (9)
NZD             570      USD           344    09/20/06                 (2)
SEK           1,388      USD           189    09/20/06                 (5)
SEK           2,585      USD           352    09/20/06                 (9)
SEK          11,573      USD         1,577    09/20/06                (42)
SEK          14,883      USD         2,028    09/20/06                (55)
SEK          16,385      USD         2,231    09/20/06                (62)
SGD              78      USD            49    09/20/06                 --
SGD             297      USD           187    09/20/06                 (2)
SGD           1,260      USD           793    09/20/06                 (6)
SGD           1,423      USD           895    09/20/06                 (8)
SGD           1,754      USD         1,103    09/20/06                (10)
SGD           1,864      USD         1,172    09/20/06                (10)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                (733)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 34  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MCSI Austria                                                    1 Month EUR LIBOR
Local Net Total Return Index     Merrill Lynch      EUR     35     plus 0.15%                12/27/06                    (4)

MCSI Norway                                                     1 Month NOK NIBOR
Local Net Total Return Index     Merrill Lynch      NOK  5,486     plus 0.15%                12/27/06                    (2)
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                                (6)
                                                                                                           ================

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       5.6             18,962
Consumer Discretionary                                       10.0             32,645
Consumer Staples                                              6.4             21,219
Financial Services                                           24.0             77,346
Health Care                                                   7.6             25,643
Integrated Oils                                               7.1             22,890
Materials and Processing                                     11.8             38,004
Miscellaneous                                                 0.9              2,647
Other Energy                                                  0.5              2,024
Producer Durables                                             5.9             19,082
Technology                                                    5.0             15,698
Utilities                                                     7.3             23,631
Options Purchased                                             0.1                371
Short-Term Investments                                        7.6             24,788
Other Securities                                             23.6             76,817
                                                  ---------------    ---------------

Total Investments                                           123.4            401,767
Other Assets and Liabilities, Net                           (23.4)           (76,192)
                                                  ---------------    ---------------

Net Assets                                                  100.0            325,575
                                                  ===============    ===============

                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1                278
Asia                                                          6.7             22,095
Europe                                                       40.8            132,285
Japan                                                        21.7             70,754
Latin America                                                 1.5              5,243
Other Regions                                                 8.7             28,319
United Kingdom                                               20.3             65,976
Other Securities                                             23.6             76,817
                                                  ---------------    ---------------

Total Investments                                           123.4            401,767
Other Assets and Liabilities, Net                           (23.4)           (76,192)
                                                  ---------------    ---------------

Net Assets                                                  100.0            325,575
                                                  ===============    ===============

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  35

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- JUNE 30, 2006 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Australia                                                 3.4
Austria                                                   0.3
Belgium                                                   0.7
Bermuda                                                   0.1
Brazil                                                    0.5
Canada                                                    0.9
Cayman Islands                                             --*
China                                                      --*
Denmark                                                   0.3
Finland                                                   0.9
France                                                    9.8
Germany                                                   6.7
Greece                                                    0.8
Hong Kong                                                 0.9
Indonesia                                                  --*
Ireland                                                   0.9
Italy                                                     3.3
Japan                                                    21.7
Luxembourg                                                0.3
Mexico                                                    0.9
Netherlands                                               3.6
Norway                                                    0.8
Papua New Guinea                                           --*
Singapore                                                 1.1
South Africa                                              0.1
South Korea                                               0.9
Spain                                                     2.9
Sweden                                                    2.3
Switzerland                                               6.8
Taiwan                                                    0.4
United Kingdom                                           20.3
United States                                             0.2
Preferred Stocks                                          0.3
Options Purchased                                         0.1
Short-Term Investments                                    7.6
Other Securities                                         23.6
                                              ---------------
Total Investments                                       123.4
Other Assets and Liabilities, Net                       (23.4)
                                              ---------------

                                                        100.0
                                              ===============

Futures Contracts                                         0.4
Options Written                                          (0.1)
Foreign Currency Exchange Contracts                      (0.2)
Index Swap Contracts                                      (--)*

* Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

 36  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
January 1, 2006               $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2006                 $     1,139.70      $     1,020.28
Expenses Paid During
Period*                       $         4.83      $         4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                 Real Estate Securities Fund  37

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.7%
Apartments - 19.0%
Apartment Investment & Management Co. Class A
   (o)                                                107,925           4,689
Archstone-Smith Trust (o)                             430,072          21,878
AvalonBay Communities, Inc. (o)(N)                    210,700          23,308
BRE Properties, Inc. Class A (o)                       23,100           1,270
Camden Property Trust (o)                             132,800           9,767
Equity Residential (o)                                379,600          16,980
Essex Property Trust, Inc. (o)(N)                      63,450           7,085
GMH Communities Trust (o)(N)                          229,600           3,026
Home Properties, Inc. (o)                              19,800           1,099
Mid-America Apartment Communities, Inc. (o)            27,800           1,550
United Dominion Realty Trust, Inc. (o)(N)             144,600           4,050
                                                                 ------------
                                                                       94,702
                                                                 ------------

Diversified - 6.5%
Colonial Properties Trust (o)                          35,700           1,764
iStar Financial, Inc. (o)(N)                           34,800           1,314
Spirit Finance Corp. (o)(N)                           272,400           3,067
Vornado Realty Trust (o)                              268,914          26,232
                                                                 ------------
                                                                       32,377
                                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)(N)                             31,500             690
                                                                 ------------

Health Care - 3.0%
Health Care REIT, Inc. (o)                             24,100             842
Healthcare Realty Trust, Inc. (o)(N)                   53,800           1,713
LTC Properties, Inc. (o)(N)                            19,800             443
Nationwide Health Properties, Inc. (o)                106,600           2,400
Omega Healthcare Investors, Inc. (o)(N)                86,700           1,146
Ventas, Inc. (o)                                      250,950           8,502
                                                                 ------------
                                                                       15,046
                                                                 ------------
Industrial - 6.7%
AMB Property Corp. (o)                                145,350           7,348
First Potomac Realty Trust (o)(N)                      23,900             712
ProLogis (o)                                          485,100          25,283
                                                                 ------------
                                                                       33,343
                                                                 ------------
Lodging/Resorts - 10.3%
DiamondRock Hospitality Co. (o)                        47,900             709
FelCor Lodging Trust, Inc. (o)                         59,800           1,300
Hilton Hotels Corp.                                   266,900           7,548
Hospitality Properties Trust (o)(N)                    16,500             725
Host Hotels & Resorts, Inc. (o)(N)                    989,296          21,636
Innkeepers USA Trust (o)                               39,000             674
LaSalle Hotel Properties (o)                          104,000           4,815

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (o)         192,532          11,617
Strategic Hotels & Resorts, Inc. (o)(N)                29,000             602
Sunstone Hotel Investors, Inc. (o)                     67,298           1,956
                                                                 ------------
                                                                       51,582
                                                                 ------------

Manufactured Homes - 0.4%
Equity Lifestyle Properties, Inc. (o)                  46,900           2,056
                                                                 ------------

Mixed Industrial/Office - 2.3%
Duke Realty Corp. (o)                                  41,500           1,459
EastGroup Properties, Inc. (o)(N)                      36,600           1,708
Liberty Property Trust (o)(N)                         114,500           5,061
PS Business Parks, Inc. (o)(N)                         53,050           3,130
                                                                 ------------
                                                                       11,358
                                                                 ------------

Office - 19.2%
Alexandria Real Estate Equities, Inc. (o)(N)           27,400           2,430
American Financial Realty Trust (o)                    61,100             592
BioMed Realty Trust, Inc. (o)(N)                      147,440           4,414
Boston Properties, Inc. (o)(N)                        241,950          21,872
Brandywine Realty Trust (o)(N)                        196,886           6,334
Brookfield Properties Corp.                           323,200          10,397
CarrAmerica Realty Corp. (o)                           12,000             535
Columbia Equity Trust, Inc. (o)(N)                     88,900           1,366
Corporate Office Properties Trust (o)(N)               37,050           1,559
Equity Office Properties Trust (o)                    256,400           9,361
Highwoods Properties, Inc. (o)                         74,000           2,677
Kilroy Realty Corp. (o)                                68,000           4,913
Mack-Cali Realty Corp. (o)(N)                         117,300           5,386
Maguire Properties, Inc. (o)(N)                        14,550             512
Reckson Associates Realty Corp. (o)(N)                135,550           5,609
SL Green Realty Corp. (o)(N)                           91,050           9,967
Trizec Properties, Inc. (o)(N)                        268,200           7,681
                                                                 ------------
                                                                       95,605
                                                                 ------------

Regional Malls - 13.7%
CBL & Associates Properties, Inc. (o)                  47,200           1,838
General Growth Properties, Inc. (o)(N)                240,800          10,850
Macerich Co. (The) (o)(N)                             191,300          13,429
Simon Property Group, Inc. (o)(N)                     439,200          36,427
Taubman Centers, Inc. (o)                             144,000           5,890
                                                                 ------------
                                                                       68,434
                                                                 ------------

 38  Real Estate Securities Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Self Storage - 4.3%
Extra Space Storage, Inc. (o)(N)                      114,300           1,856
Public Storage, Inc. (o)                              194,475          14,761
Shurgard Storage Centers, Inc. Class A (o)(N)          25,200           1,575
U-Store-It Trust (o)(N)                               167,200           3,153
                                                                 ------------
                                                                       21,345
                                                                 ------------

Shopping Centers - 9.9%
Acadia Realty Trust (o)                               148,100           3,503
Developers Diversified Realty Corp. (o)(N)            221,000          11,532
Federal Realty Investors Trust (o)(N)                 132,300           9,261
Kimco Realty Corp. (o)                                151,700           5,535
Kite Realty Group Trust (o)                            53,000             826
Pan Pacific Retail Properties, Inc. (o)                49,100           3,406
Regency Centers Corp. (o)                             250,500          15,569
                                                                 ------------
                                                                       49,632
                                                                 ------------

Specialty - 1.3%
Digital Realty Trust, Inc. (o)                        190,200           4,696
Plum Creek Timber Co., Inc. (o)                        55,000           1,953
                                                                 ------------
                                                                        6,649
                                                                 ------------

TOTAL COMMON STOCKS
(cost $322,694)                                                       482,819
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.8%
Frank Russell Investment Company Money Market
   Fund                                            13,911,000          13,911
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $13,911)                                                         13,911
                                                                 ------------

OTHER SECURITIES - 13.4%
State Street Securities Lending
   Quality Trust (X)                               66,946,335          66,946
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $66,946)                                                         66,946
                                                                 ------------

TOTAL INVESTMENTS - 112.9%
(identified cost $403,551)                                            563,676

OTHER ASSETS AND LIABILITIES,
NET - (12.9%)                                                         (64,558)
                                                                 ------------

NET ASSETS - 100.0%                                                   499,118
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund  39

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- JUNE 30, 2006 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Apartments                                               19.0
Diversified                                               6.5
Free Standing Retail                                      0.1
Health Care                                               3.0
Industrial                                                6.7
Lodging/Resorts                                          10.3
Manufactured Homes                                        0.4
Mixed Industrial/Office                                   2.3
Office                                                   19.2
Regional Malls                                           13.7
Self Storage                                              4.3
Shopping Centers                                          9.9
Specialty                                                 1.3
Short-Term Investments                                    2.8
Other Securities                                         13.4
                                              ---------------
Total Investments                                       112.9
Other Assets and Liabilities, Net                       (12.9)
                                              ---------------

                                                        100.0
                                              ===============

See accompanying notes which are an integral part of the financial statements.

 40  Real Estate Securities Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
January 1, 2006               $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2006                 $       991.20      $     1,021.32
Expenses Paid During
Period*                       $         3.46      $         3.51

* Expenses are equal to the Fund's annualized expense ratio of 0.70% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                              Core Bond Fund  41

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 81.3%
Asset-Backed Securities - 3.4%
AAA Trust (E)(p)
   Series 2005-2 Class A1
   5.181% due 11/26/35                                     40              40
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.623% due 07/25/34                                     74              75
ACE Securities Corp. (E)
   Series 2005-SD3 Class A
   5.723% due 08/25/45                                    472             472
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.823% due 02/25/33                                     90              91
   Series 2004-R10 Class A5
   5.713% due 11/25/34                                    104             104
   Series 2004-R8 Class A5
   5.451% due 09/25/34                                    356             357
Argent Securities, Inc. (E)
   Series 2005-W4 Class A2A
   5.221% due 02/25/36                                    402             402
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    190             186
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   5.403% due 06/25/35                                     18              18
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                      7               7
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                     29              29
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                     61              61
   Series 2004-BC1 Class M1 (E)
   5.823% due 02/25/34                                    105             106
   Series 2006-11 Class 1AF4
   6.263% due 07/25/36                                    170             169
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.986% due 03/25/36                                    294             291
GSAA Trust (E)
   Series 2006-2 Class 2A3
   5.351% due 12/25/35                                    320             321
GSAMP Trust (E)
   Series 2003-HE2 Class M1
   5.731% due 08/25/33                                    175             176
   Series 2004-SEA Class A2A
   5.371% due 03/25/34                                    143             143
Heritage Property Investment Trust
   5.125% due 04/15/14                                    150             138

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   6.023% due 12/25/33                                    265             267
   Series 2005-2 Class 2A2
   5.281% due 07/25/35                                    170             170
Indymac Residential Asset Backed Trust (E)
   Series 2006-H2 Class A
   5.485% due 06/28/36                                    667             665
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 07/25/35                                    198             197
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   6.731% due 08/25/33                                    114             115
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   7.181% due 09/25/33                                    200             202
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.611% due 02/25/35                                    215             216
NWA Trust (o)
   Series 1995-2 Class A
   9.250% due 12/21/12                                     98             100
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   6.781% due 04/25/33                                    200             200
   Series 2003-3 Class M3
   7.081% due 06/25/33                                    150             151
   Series 2003-4 Class M2
   6.731% due 07/25/33                                    130             131
Park Place Securities, Inc. (E)
   Series 2005-WCW Class M1
   5.531% due 09/25/35                                    210             211
Parker Hannifin Employee Stock Ownership Trust
   (A)
   6.340% due 07/15/08                                    138             138
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                     85              84
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    230             227
Renaissance Home Equity Loan Trust
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    175             172

 42  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    205             205
   Series 2004-RS1 Class AI2
   3.620% due 07/25/26                                     46              46
Residential Asset Securities Corp.
   Series 2003-KS1 Class M2 (E)
   6.831% due 01/25/33                                     44              45
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                    450             435
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    200             199
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     15              15
Structured Asset Investment Loan Trust (E)
   Series 2003-BC1 Class 3A5
   5.561% due 10/25/33                                     21              21
   Series 2005-3 Class M2
   5.521% due 04/25/35                                    120             120
Structured Asset Securities Corp.
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    400             394
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    107             104
                                                                 ------------
                                                                        8,016
                                                                 ------------

Corporate Bonds and Notes - 11.0%
Abbott Laboratories
   5.600% due 05/15/11                                    155             154
   5.875% due 05/15/16                                     80              79
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                    100             106
Altria Group, Inc.
   7.750% due 01/15/27                                    175             196
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              34
American General Finance Corp.
   4.875% due 05/15/10                                    225             217
American International Group, Inc. (p)
   4.700% due 10/01/10                                    130             125
   5.050% due 10/01/15                                    130             121
American RE Corp.
   Series B
   7.450% due 12/15/26                                    250             266
Americo Life, Inc. (p)
   7.875% due 05/01/13                                     50              50
AmerUs Group Co.
   5.950% due 08/15/15                                    150             145

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ANZ Capital Trust (f)(p)
   4.484% due 12/31/49                                    225             212
AT&T, Inc.
   5.100% due 09/15/14                                     45              42
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    330             336
Ball Corp.
   6.625% due 03/15/18                                     80              75
Bally Total Fitness Holding Corp.
   10.500% due 07/15/11                                   150             157
Bank of America Corp.
   5.875% due 02/15/09                                     80              81
   5.406% due 06/19/09 (E)                                900             900
   7.800% due 02/15/10                                     30              32
BellSouth Corp.
   6.550% due 06/15/34                                     35              33
BNP Paribas Capital
   Trust (f)(p)
   9.003% due 12/29/49                                    450             501
Boeing Capital Corp.
   6.100% due 03/01/11                                     50              51
Boston Scientific Corp.
   5.500% due 11/15/15                                     60              58
   6.400% due 06/15/16                                     60              58
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     25              27
   6.750% due 03/15/29                                     10              11
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    110             108
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    120             130
Cingular Wireless Services, Inc.
   8.750% due 03/01/31                                     45              55
CIT Group, Inc.
   6.875% due 11/01/09                                     45              46
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   5.273% due 03/07/08                                    400             400
Citigroup, Inc.
   3.500% due 02/01/08                                    560             542
   6.500% due 01/18/11                                    130             134
   4.700% due 05/29/15                                     50              46
Citizens Communications Co.
   6.250% due 01/15/13                                     --              --

                                                              Core Bond Fund  43

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Clear Channel Communications, Inc.
   6.250% due 03/15/11                                     50              49
Clorox Co.
   4.200% due 01/15/10                                    100              95
   5.000% due 01/15/15                                     45              42
Columbus Southern Power Co.
   Series A
   5.500% due 03/01/13                                     10              10
Comcast Cable Communications Holdings, Inc.
   9.455% due 11/15/22                                    125             155
Comcast Corp.
   5.900% due 03/15/16                                     20              19
   6.450% due 03/15/37                                     45              42
COX Communications, Inc.
   4.625% due 01/15/10                                    350             334
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/10                                     65              63
   6.500% due 01/15/12                                     25              26
   5.500% due 08/15/13                                     45              44
Credit Suisse USA, Inc.
   5.250% due 03/02/11                                     55              54
Detroit Edison Co.
   6.350% due 10/15/32                                     50              49
Dex Media East Finance Co.
   12.125% due 11/15/12                                   110             123
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     30              30
DPL, Inc.
   6.875% due 09/01/11                                    133             137
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    130             145
Drummond Co., Inc. (p)
   7.375% due 02/15/16                                    230             213
Duke Energy Field Services LLC
   6.875% due 02/01/11                                     20              21
El Paso Corp.
   8.050% due 10/15/30                                    400             401
Eli Lilly & Co.
   6.770% due 01/01/36                                    170             184
Embarq Corp.
   7.995% due 06/01/36                                    100             101
FedEx Corp.
   7.600% due 07/01/97                                     75              82
Financing Corp.
Principal Only STRIP
   Series 10P
   Zero coupon due 11/30/17                               510             273
   Series 15P
   Zero coupon due 03/07/19                                70              35
   Series 2P
   Zero coupon due 11/30/17                                60              32

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 6P
   Zero coupon due 08/03/18                               300             154
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    375             382
   Series C
   7.375% due 11/15/31                                    150             161
Ford Motor Credit Co.
   7.875% due 06/15/10                                  1,000             922
General Electric Capital Corp.
   5.500% due 04/28/11                                    155             154
   Series MTNA
   5.450% due 01/15/13                                    260             256
General Electric Co. (E)
   5.323% due 12/09/08                                    200             200
General Motors Acceptance Corp.
   6.750% due 12/01/14                                    250             232
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    135             123
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    220             229
   5.350% due 01/15/16                                    425             401
Greater Bay Bancorp
   Series B
   5.250% due 03/31/08                                    150             148
Hess Corp.
   6.650% due 08/15/11                                     45              46
   7.300% due 08/15/31                                     70              74
Historic TW, Inc.
   9.125% due 01/15/13                                    205             234
   8.050% due 01/15/16                                    185             203
   6.625% due 05/15/29                                     10              10
HJ Heinz Co.
   6.375% due 07/15/28                                     20              19
HJ Heinz Finance Co.
   6.750% due 03/15/32                                     30              29
HSBC Bank USA NA (E)
   Series BKNT
   5.000% due 09/21/07                                    500             500
HSBC Finance Corp.
   6.375% due 11/27/12                                    160             164
   5.000% due 06/30/15                                     85              78
Innophos Investments Holdings, Inc. (E)
   13.170% due 02/15/15                                   253             253
International Business Machines Corp.
   7.125% due 12/01/96                                    160             172
International Lease Finance Corp.
   5.750% due 06/15/11                                     70              69

 44  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
International Paper Co.
   6.750% due 09/01/11                                    100             103
   5.500% due 01/15/14                                     75              71
iStar Financial, Inc.
   Series B
   5.125% due 04/01/11                                    200             191
ITT Industries, Inc.
   7.400% due 11/15/25                                    100             112
JP Morgan Chase Bank
   Series EMTN
   Zero coupon due 05/16/45                             1,819             568
JPMorgan Chase & Co.
   5.600% due 06/01/11                                     65              65
   5.150% due 10/01/15                                    150             140
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    320             331
KeySpan Corp.
   7.625% due 11/15/10                                    150             159
Kraft Foods, Inc.
   5.625% due 11/01/11                                    600             591
Kroger Co. (The)
   8.000% due 09/15/29                                     15              16
   7.500% due 04/01/31                                     10              11
Lehman Brothers Holdings, Inc.
   5.000% due 01/14/11                                    175             170
   5.500% due 04/04/16                                     65              62
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                     84              81
May Department Stores Co. (The)
   4.800% due 07/15/09                                     50              49
   5.750% due 07/15/14                                     55              53
MedQuest, Inc.
   Series B
   11.875% due 08/15/12                                   185             172
Merrill Lynch & Co., Inc.
   Series MTNC
   4.250% due 02/08/10                                    410             390
Midamerican Energy Holdings Co. (p)
   6.125% due 04/01/36                                    125             117
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    110             106
Monumental Global Funding II (p)
   4.625% due 03/15/10                                     95              92
Morgan Stanley
   5.375% due 10/15/15                                    100              95
   Series GMTN (E)
   5.276% due 02/09/09                                    500             501
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    120             126
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                     45              45

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News America Holdings, Inc.
   7.900% due 12/01/95                                     90              93
   8.250% due 10/17/96                                     20              21
Nisource Finance Corp.
   7.875% due 11/15/10                                    100             107
Norfolk Southern Corp.
   7.700% due 05/15/17                                     20              23
   7.050% due 05/01/37                                     40              44
   7.900% due 05/15/97                                    305             354
   6.000% due 03/15/2105                                  105              93
Occidental Petroleum Corp. (N)
   9.250% due 08/01/19                                     95             121
Ohio Edison Co.
   6.875% due 07/15/36                                    100             102
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     20              19
Pacific Gas & Electric Co.
   4.200% due 03/01/11                                     60              56
   6.050% due 03/01/34                                     65              61
Pemex Project Funding Master Trust (p)
   Series 144a
   5.750% due 12/15/15                                    100              92
Phoenix Life Insurance Co. (p)
   7.150% due 12/15/34                                    150             147
Popular North America, Inc.
   Series MTNE
   3.875% due 10/01/08                                    275             263
Progress Energy, Inc.
   7.100% due 03/01/11                                    100             104
   7.000% due 10/30/31                                     75              77
Qwest Corp.
   7.625% due 06/15/15                                    200             198
RBS Capital Trust I (f)
   5.512% due 09/29/49                                    190             177
Residential Capital Corp.
   6.000% due 02/22/11                                    190             184
Reynolds American, Inc. (p)
   7.625% due 06/01/16                                    105             103
RH Donnelley, Inc.
   10.875% due 12/15/12                                   110             121
Safeway, Inc.
   7.250% due 02/01/31                                     20              20
SB Treasury Co. LLC (f)(p)
   9.400% due 12/29/49                                    350             372
SBC Communications, Inc.
   6.150% due 09/15/34                                     75              69

                                                              Core Bond Fund  45

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Simmons Co.
   10.000% due 12/15/14                                    70              47
Six Flags, Inc.
   9.625% due 06/01/14                                     95              86
Smithfield Foods, Inc.
   Series B
   7.750% due 05/15/13                                    105             103
Southern Copper Corp. (p)
   Series 144a
   7.500% due 07/27/35                                    435             415
Sprint Capital Corp.
   7.625% due 01/30/11                                    350             373
   8.750% due 03/15/32                                    170             205
Symetra Financial Corp. (p)
   6.125% due 04/01/16                                    150             145
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    140             162
   7.875% due 08/01/13                                    305             329
Tronox Worldwide LLC/Tronox Finance Corp. (p)
   9.500% due 12/01/12                                    165             170
Tyson Foods, Inc.
   8.250% due 10/01/11                                     75              79
   6.600% due 04/01/16                                     40              39
Union Pacific Corp.
   6.125% due 01/15/12                                    120             121
Union Planters Corp.
   7.750% due 03/01/11                                     50              54
Verizon Communications, Inc.
   5.550% due 02/15/16                                    190             178
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    420             440
   5.850% due 09/15/35                                    105              91
Wachovia Capital Trust III (f)
   5.800% due 03/15/42                                    190             184
WellPoint, Inc.
   5.850% due 01/15/36                                     40              36
Wells Fargo & Co.
   4.950% due 10/16/13                                     65              61
Wells Fargo Bank NA
   5.750% due 05/16/16                                     80              79
Westvaco Corp.
   8.200% due 01/15/30                                    100             108
Windstream Corp. (p)
   8.125% due 08/01/13                                    155             158
   8.625% due 08/01/16                                    125             128
Wisconsin Central Transport
   6.625% due 04/15/08                                    325             331
Wyeth
   6.950% due 03/15/11                                    390             407
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    245             259
                                                                 ------------
                                                                       25,726
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

International Debt - 4.3%
Abbey National PLC (f)
   6.700% due 06/29/49                                    150             152
America Movil SA de CV
   5.500% due 03/01/14                                    100              92
Argentina Bonos
   Series V
   7.000% due 03/28/11                                     95              90
AXA SA
   8.600% due 12/15/30                                     35              42
BNP Paribas (f)(p)
   5.186% due 06/29/49                                    300             272
Brazilian Government International Bond
   7.875% due 03/07/15                                    100             105
   8.875% due 04/15/24                                    525             583
British Telecommunications PLC
   8.875% due 12/15/30                                    150             184
Colombia Government International Bond (N)
   8.125% due 05/21/24                                    230             233
Conoco Funding Co.
   6.350% due 10/15/11                                    310             319
Deutsche Telekom International Finance BV
   8.250% due 06/15/30                                    155             179
Egypt Government AID Bonds
   4.450% due 09/15/15                                    390             361
EnCana Corp.
   6.500% due 08/15/34                                     35              35
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    110             102
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                120             115
   5.125% due 02/14/11                                    100              97
Falconbridge, Ltd.
   6.000% due 10/15/15                                     70              67
Gaz Capital for Gazprom (p)
   8.625% due 04/28/34                                     80              92
HSBC Holdings PLC
   6.500% due 05/02/36                                     45              44
Intelsat Bermuda, Ltd. (p)
   11.250% due 06/15/16                                   110             113
Intelsat Subsidiary Holding Co., Ltd.
   8.625% due 01/15/15                                     95              95

 46  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ispat Inland ULC
   9.750% due 04/01/14                                    239             263
Kerzner International, Ltd.
   6.750% due 10/01/15                                    255             266
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                     60              57
Mexico Government International Bond
   8.300% due 08/15/31                                    215             248
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    100              98
Panama Government International Bond
   9.375% due 07/23/12                                    100             111
Petrobras International Finance Co.
   8.375% due 12/10/18                                    305             327
Poland Government International Bond
   Series RSTA
   (Step Up, 5.000%, 10/27/06)
   4.750% due 10/27/24                                    200             174
Province of Quebec Canada
   Series PJ
   6.125% due 01/22/11                                    375             383
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                     75              70
Ras Laffan LNG III (p)
   5.838% due 09/30/27                                    250             233
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    255             237
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    700             769
Royal KPN NV
   8.000% due 10/01/10                                     90              95
Russia Government International Bond
   8.250% due 03/31/10                                    178             185
   5.000% due 03/31/30 (p)                                315             335
Santander Financial Issuances
   6.375% due 02/15/11                                    110             112
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    135             144
Sumitomo Mitsui Banking
   Corp. (f)(p)
   5.625% due 07/29/49                                    400             373
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    118             121
Telecom Italia Capital SA
   5.250% due 10/01/15                                    265             240
Telefonica Emisones SAU
   5.714% due 06/19/09 (E)                                300             300
   7.045% due 06/20/36                                     75              75

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telefonica Europe BV
   7.750% due 09/15/10                                    325             345
TELUS Corp.
   8.000% due 06/01/11                                    250             271
Tyco International Group SA
   6.750% due 02/15/11                                    400             413
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     35              36
Vale Overseas, Ltd.
   6.250% due 01/11/16                                    150             143
   8.250% due 01/17/34                                     25              27
Woori Bank (f)(p)
   6.125% due 05/03/16                                    105             103
                                                                 ------------
                                                                        9,926
                                                                 ------------

Loan Agreements - 0.6%
Starbound Reinsurance, Ltd.
   7.230% due 03/31/08                                  1,500           1,500
                                                                 ------------

Mortgage-Backed Securities - 43.6%
ABN Amro Mortgage Corp.
   Series 2003-13 Class A3
   5.500% due 01/25/34                                  1,491           1,388
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   5.563% due 07/25/35                                    392             393
American Home Mortgage Investment Trust (E)
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    191             185
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    465             452
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    300             287
   Series 2005-3 Class A2
   4.501% due 07/10/43                                    150             144
   Series 2005-5 Class A4
   5.115% due 10/10/45                                    500             473
Banc of America Funding Corp.
   Series 2005-D Class A1 (E)
   4.115% due 05/25/35                                    169             163
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                    475             453
   Series 2006-A Class 3A2
   5.948% due 02/20/36                                    243             243

                                                              Core Bond Fund  47

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-A Class 4A1 (E)
   5.563% due 02/20/36                                    527             520
Banc of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     21              21
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    462             446
   Series 2005-L Class 3A1 (E)
   5.457% due 01/25/36                                    260             255
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A2 (E)
   5.773% due 12/25/33                                    277             278
   Series 2003-2 Class CB2 (E)
   5.823% due 04/25/33                                    127             128
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                    253             250
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 6A1
   5.066% due 04/25/33                                     85              84
   Series 2003-8 Class 4A1
   4.666% due 01/25/34                                    176             173
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.407% due 05/25/35                                    354             350
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                     95              92
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                    325             315
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2005-CD1 Class A4
   5.226% due 07/15/44                                  1,000             959
   Series 2006-CD2 Class A4
   5.362% due 01/15/46                                    500             482
Countrywide Alternative Loan Trust
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                    165             162
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2004-16 Class 1A1
   5.723% due 09/25/34                                    508             510
   Series 2005-3 Class 1A2
   5.613% due 04/25/35                                     63              63
   Series 2005-HYB Class 3A2A
   5.250% due 02/20/36                                     92              91
   Series 2006-OA5 Class 2A1
   5.523% due 04/25/46                                    990             991
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.024% due 08/25/35                                    465             458

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    316             318
   Series 1999-CG1 Class S
   Interest Only STRIP
   1.030% due 04/10/23                                  3,592              80
Fannie Mae
   15 Year TBA (I)
   4.500%                                              13,270          12,536
   5.000%                                               1,945           1,873
   30 Year TBA (I)
   4.500%                                                 530             480
   5.000%                                               1,670           1,561
   5.500%                                               2,935           2,818
   6.000%                                               1,940           1,908
   6.500%                                                 825             829
   6.000% due 2016                                         22              22
   4.706% due 2017 (E)                                     86              85
   5.000% due 2017                                        687             663
   6.000% due 2017                                        126             126
   4.000% due 2018                                      1,000             924
   4.500% due 2018                                        388             367
   5.000% due 2018                                        298             287
   4.500% due 2019                                          2               2
   5.000% due 2019                                      1,550           1,495
   4.500% due 2020                                        254             241
   5.000% due 2020                                      1,285           1,239
   8.000% due 2021                                        292             295
   5.481% due 2022 (E)                                    417             420
   5.500% due 2029                                         98              95
   5.431% due 2032 (E)                                    217             217
   6.000% due 2032                                        645             638
   7.000% due 2032                                        291             298
   3.904% due 2033 (E)                                    395             383
   4.654% due 2033 (E)                                    240             237
   5.000% due 2033                                        681             640
   5.481% due 2033 (E)                                    404             406
   5.500% due 2033                                      3,336           3,220
   6.000% due 2033                                        254             249
   5.000% due 2034                                        786             738
   5.500% due 2034                                      5,178           4,989
   5.000% due 2035                                        516             483
   5.500% due 2035                                     24,154          23,233
   6.000% due 2035                                        223             220
   4.926% due 2036 (E)                                    592             592
   5.500% due 2036                                        999             960

 48  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Grantor Trust (E)
   Series 2005-T2 Class 1A1
   5.221% due 11/28/35                                      9               9
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                     60              61
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                     13              12
   Series 2005-63 Class 1A1 (E)
   5.210% due 02/25/45                                     73              72
First Horizon Alternative Mortgage Securities
   Series 2006-FA3 Class A6
   6.000% due 07/25/36                                    265             264
First Horizon Asset Securities, Inc. (E)
   Series 2005-AR5 Class 3A1
   5.523% due 10/25/35                                    136             134
Freddie Mac
   30 Year TBA (I)
   5.000%                                               1,460           1,363
   5.500%                                               1,545           1,484
   6.000%                                                 270             266
   4.000% due 2019                                      1,998           1,846
   4.639% due 2034 (E)                                    280             277
   Series 2000-226 Class F (E)
   5.649% due 11/15/30                                     23              23
   Series 2003-262 Class AB
   2.900% due 11/15/14                                    428             411
   Series 2004-276 Class IP
   Interest Only STRIP
   5.500% due 07/15/23                                    398              23
   Series 2004-281 Class DF (E)
   5.649% due 06/15/23                                    158             159
   5.000% due 08/01/18                                    497             479
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    218              41
   Series 2005-294 Class FA (E)
   5.369% due 03/15/20                                    309             308
   5.000% due 07/01/19                                    942             908
Freddie Mac Gold
   6.000% due 2016                                         39              39
   5.000% due 2018                                        312             301
   5.500% due 2020                                      1,038           1,020
   6.108% due 2030 (E)                                      3               3
   5.000% due 2033                                        246             231
Ginnie Mae I
   30 Year TBA (I)
   5.500%                                                 565             547
   6.000% due 2029                                         17              17

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ginnie Mae II (E)
   4.375% due 2026                                        296             296
   4.750% due 2027                                         20              20
   4.750% due 2032                                        188             187
Government National Mortgage Association (E)
   Series 2000-29 Class F
   5.581% due 09/20/30                                     33              34
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    465             449
Harborview Mortgage Loan Trust
   Series 2005-14 Class 3A1A
   5.319% due 12/19/35                                    137             135
Impac Secured Assets CMN Owner Trust (E)
   Series 2004-3 Class 1A1
   5.281% due 11/25/34                                      2               2
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    371             354
   Series 2006-LDP Class A4
   5.876% due 04/15/45                                    270             269
LB-UBS Commercial Mortgage Trust
   Series 2006-C1 Class A4
   5.156% due 02/15/31                                  1,000             948
   Series 2006-C4 Class A4
   5.900% due 06/15/38                                    105             106
Lehman Mortgage Trust
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                    685             679
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.656% due 06/25/33                                    208             203
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                    170             165
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.439% due 06/15/30                                    281             282
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.110% due 04/25/29                                    109             109
Morgan Stanley Capital I
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    415             401

                                                              Core Bond Fund  49

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MortgageIT Trust (E)
   Series 2005-AR1 Class 1A1
   5.573% due 11/25/35                                    858             860
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.723% due 02/25/34                                     58              58
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.681% due 04/25/34                                     82              82
   Series 2004-QS8 Class A4 (E)
   5.481% due 06/25/34                                    419             421
   Series 2005-QA8 Class NB3
   5.514% due 07/25/35                                    292             289
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                    445             447
Residential Asset Securities Corp. (E)
   Series 2003-KS4 Class AIIB
   5.371% due 06/25/33                                    129             130
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.531% due 02/25/34                                    470             471
Residential Funding Mortgage Security I (E)
   Series 2003-S14 Class A5
   5.481% due 07/25/18                                    244             245
   Series 2003-S5 Class 1A2
   5.531% due 11/25/18                                    236             237
Sequoia Mortgage Trust (E)
   Series 2001-5 Class A
   5.430% due 10/19/26                                    128             128
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                    982             916
Structured Asset Mortgage Investments, Inc. (E)
   Series 2006-AR2 Class A1
   5.311% due 02/25/36                                    938             938
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                    650             637
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C21 Class A4
   5.196% due 10/15/44                                  1,000             957
Wamu Alternative Mortgage Pass-Through
   Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                     90              85
Washington Mutual, Inc.
   Series 2003-S9 Class A2 (E)
   5.631% due 10/25/33                                    426             428

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-AR1 Class 1A1
   4.843% due 10/25/35                                    370             363
   Series 2005-AR1 Class A1A1 (E)
   5.613% due 10/25/45                                     85              85
   5.593% due 12/25/45                                    931             934
   Series 2005-AR6 Class B3 (E)
   5.741% due 04/25/45                                    255             254
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                    535             526
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                    385             376
                                                                 ------------
                                                                      101,780
                                                                 ------------

Municipal Bonds - 0.6%
Eagle Mountain & Saginaw Independent School
   District General Obligation Unlimited, weekly
   demand
   4.750% due 08/15/33                                    600             589
Golden State Tobacco
   Securitization Corp. Revenue Bonds, weekly
   demand
   6.750% due 06/01/39                                    400             447
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   4.375% due 06/01/19                                     65              65
   6.250% due 06/01/43                                    200             217
                                                                 ------------
                                                                        1,318
                                                                 ------------

Non-US Bonds - 0.9%
Argentina Bocon
   2.000% due 01/03/16                           ARS      330             181
Bundesrepublik Deutschland
   Series 03
   4.750% due 07/04/34                           EUR      130             178
Quebec Residual
   Principal Only STRIP
   Zero coupon due 12/01/36                      CAD      490              89
United Kingdom Gilt
   5.750% due 12/07/09                           GBP      400             761
   4.750% due 06/07/10                           GBP      530             978
                                                                 ------------
                                                                        2,187
                                                                 ------------

 50  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Government Agencies - 5.6%
Fannie Mae
   4.200% due 03/24/08                                  2,000           1,955
   3.875% due 02/15/10 (N)                                710             673
Federal Home Loan Bank
   4.800% due 05/02/08                                  3,100           3,064
   Series 577
   4.500% due 09/26/08                                  2,900           2,842
Federal Home Loan Bank System
   Series IY08
   3.400% due 03/18/08                                  1,000             966
Financing Corp.
   Principal Only STRIP
   Series 1
   Zero coupon due 05/11/16                                80              47
   Series 12P
   Zero coupon due 12/06/18                               245             124
   Series 13
   Zero coupon due 12/27/16                               275             155
   Series 13P
   Zero coupon due 12/27/18                               670             336
   Series 16P
   Zero coupon due 04/05/19                               380             188
   Series 19
   Zero coupon due 06/06/16                               230             134
   Series 1P
   Zero coupon due 05/11/18                                95              50
   Series 3P
   Zero coupon due 11/30/17                               170              91
   Series 5P
   Zero coupon due 02/08/18                                65              34
   Series 8P
   Zero coupon due 08/03/18                               605             311
   Series 9P
   Zero coupon due 10/06/17                               310             168
Freddie Mac
   3.450% due 03/12/08                                  1,000             967
   2.750% due 03/15/08                                    210             201
   4.750% due 01/18/11                                    555             539
Residual Funding
   Principal Only STRIP
   Zero coupon due 10/15/20                               600             276
                                                                 ------------
                                                                       13,121
                                                                 ------------

United States Government Treasuries - 11.3%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/12                                  1,061           1,111
   2.000% due 01/15/14                                    218             210
   2.000% due 07/15/14                                    769             741
   2.000% due 01/15/16                                    503             481
   2.375% due 01/15/25                                    427             416
   2.000% due 01/15/26                                    609             558

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Notes
   4.375% due 12/31/07 (N)                              1,735           1,714
   4.625% due 02/29/08 (N)                              3,700           3,666
   4.875% due 05/15/09                                  8,900           8,839
   4.375% due 12/15/10                                  2,275           2,210
   4.250% due 08/15/13 (N)                                800             759
   4.250% due 08/15/15 (N)                              1,570           1,469
   6.000% due 02/15/26 (N)                              1,430           1,549
   4.500% due 02/15/36 (N)                                550             493
United States Treasury Principal
   Principal Only STRIP
   Zero coupon due 11/15/21                             4,770           2,107
                                                                 ------------
                                                                       26,323
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $192,925)                                                       189,897
                                                                 ------------

COMMON STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (E)(A)                                    49             517
                                                                 ------------

TOTAL COMMON STOCKS
(cost $517)                                                               517
                                                                 ------------

PREFERRED STOCKS - 0.2%
Utilities - 0.2%
Rural Cellular Corp. (AE)                                 300             364
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $349)                                                               364
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights
   Series D                                         2,496,000              15
   Series E                                         1,900,000              48
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $21)                                                                 63
                                                                 ------------


                                                              Core Bond Fund  51

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
Eurodollar Futures
   Sep 2006 94.00 Put (33)                              7,755              --
   Dec 2006 91.75 Put (13)                              2,982              --
   Dec 2006 92.00 Put (56)                             12,880               1
   Dec 2006 92.25 Put (36)                              8,303              --
   Dec 2006 92.50 Put (45)                             10,406              --
   Dec 2006 92.75 Put (24)                              5,565              --
   Mar 2007 92.00 Put (9)                               2,070              --
   Mar 2007 92.25 Put (49)                             11,301              --
   Mar 2007 92.50 Put (5)                               1,156              --
   Jun 2007 91.00 Put (59)                             13,423               1
   Jun 2007 91.25 Put (71)                             16,197               1

Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 4.750%
   Aug 2006 0.00 Call (1)                               2,000              --
USD Three Month LIBOR/USD 4.500%
   Oct 2006 0.00 Call (2)                               5,000              --
USD Three Month LIBOR/USD 4.800%
   Dec 2006 0.00 Call (1)                               3,000              --
USD Three Month LIBOR/USD 5.170%
   Feb 2007 0.00 Call (1)                               2,300               3
USD Three Month LIBOR/USD 5.000%
   Mar 2007 0.00 Call (2)                               4,000               3
USD Three Month LIBOR/USD 5.080%
   Apr 2007 0.00 Call (1)                              23,000               3
USD Three Month LIBOR/USD 5.200%
   May 2007 0.00 Call (2)                              10,000              24
USD Three Month LIBOR/USD 5.250%
   Jun 2007 0.00 Call (1)                               5,000              16
USD Three Month LIBOR/USD 5.500%
   Jun 2007 0.00 Call (1)                               4,000              19
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $168)                                                                71
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------

SHORT-TERM INVESTMENTS - 30.4%
Abbey National NA LLC (c)(z)
   5.100% due 07/05/06                                  1,300           1,299
American General Finance Corp. (E)
   Series MTNG
   5.489% due 03/23/07                                    100             100
AT&T, Inc. (p)
   4.214% due 06/05/07                                    300             296
Barclays Bank PLC (z)
   5.036% due 01/29/07                                  1,100           1,103
Barclays US Funding Corp. (c)(z)
   5.055% due 08/16/06                                  2,300           2,285

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BNP Paribas (c)(z)
   5.000% due 08/28/06                                  3,100           3,075
DaimlerChrysler NA Holding Corp. (E)
   Series MTND
   5.503% due 11/17/06                                    600             600
Danske Corp. (c)(z)
   5.080% due 08/24/06                                  2,400           2,382
Dexia Delaware LLC (c)(z)
   5.275% due 07/05/06                                  1,500           1,499
DNB Nor Bank ASA (c)(z)
   4.990% due 08/18/06                                  1,200           1,192
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     30              30
Fannie Mae (E)
   5.312% due 09/22/06                                    400             400
Fannie Mae Discount Note (c)(z)
   4.926% due 08/02/06                                  3,100           3,086
Federal National Mortgage
   Association Discount Note (c)(z)
   4.960% due 08/21/06                                    400             397
Ford Motor Credit Co. (E)
   6.374% due 03/21/07                                    500             498
France Treasury Bill BTF
   Zero coupon due 12/21/06                               550             693
Frank Russell Investment Company
   Money Market Fund                               34,275,000          34,275
Freddie Mac Discount Note (c)(z)
   Series RB
   4.935% due 08/08/06                                    100              99
German Treasury Bills
   Series 0106
   Zero coupon due 07/12/06                               300             383
   Series 0306
   Zero coupon due 09/13/06                               400             509
HBOS Treasury Services PLC (c)(z)
   5.055% due 08/17/06                                  2,100           2,086
Rabobank Capital Funding II (c)(z)
   5.250% due 07/03/06                                  1,500           1,500
Skandinaviska Enskilda Banken (c)(z)
   5.280% due 07/20/06                                  2,500           2,493
Societe Generale North America (c)(z)
   5.260% due 07/05/06                                    500             500
   4.985% due 08/22/06                                  1,400           1,390
   5.100% due 08/24/06                                    800             794

 52  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Societe Generale North America Commercial Paper
   (c)(z)
   5.270% due 07/03/06                                    100             100
Svenska Handelsbanken AB (c)(z)
   5.190% due 09/11/06                                  1,500           1,484
Total Fina ELF Capital (c)(z)
   5.270% due 07/03/06                                  2,500           2,499
UBS Financial Del LLC (c)(z)
   4.990% due 08/22/06                                    700             695
UBS Financial LLC (c)(z)
   5.270% due 07/03/06                                  2,000           1,999
United States Treasury Bills (z)(sec.)
   4.686% due 08/31/06                                     10              10
   4.710% due 08/31/06                                    185             183
   4.715% due 08/31/06                                      5               5
   4.752% due 08/31/06                                     50              50
   4.000% due 09/14/06                                    115             114
   4.720% due 09/14/06                                     55              54
   4.770% due 09/14/06                                     10              10
   4.795% due 09/14/06                                    215             213
   4.930% due 09/14/06                                    315             312
United States Treasury Inflation Indexed Bonds
   (sec.)
   2.898% due 01/15/07                                    127             127
United States Treasury Notes
   7.000% due 07/15/06                                     85              85
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $70,838)                                                         70,904
                                                                 ------------

OTHER SECURITIES - 2.7%
State Street Securities Lending Quality Trust
   (X)                                              6,315,075           6,315
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $6,315)                                                           6,315
                                                                 ------------

TOTAL INVESTMENTS - 114.8%
(identified cost $271,133)                                            268,131

OTHER ASSETS AND LIABILITIES,
NET - (14.8%)                                                         (34,617)
                                                                 ------------

NET ASSETS - 100.0%                                                   233,514
                                                                 ============

                                                              Core Bond Fund  53

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures (CME)
   expiration date 09/06 (31)                               7,318                (21)
   expiration date 12/06 (175)                             41,302               (260)
   expiration date 03/07 (108)                             25,499               (204)
   expiration date 06/07 (93)                              21,969               (153)
   expiration date 09/07 (72)                              17,015               (105)
   expiration date 12/07 (41)                               9,691                (44)
   expiration date 03/08 (20)                               4,728                (13)
Three Month Euro (Euribor) Interest Rate Futures
   (EMU)
   expiration date 09/06 (6)                                  885                  2
Three Month Short Sterling Interest Rate Futures
   (UK)
   expiration date 12/06 (29)                               6,373                  1
United States Treasury Bonds
   expiration date 09/06 (13)                               1,387                (11)
United States Treasury 2 Year Notes
   expiration date 09/06 (52)                              10,545                (12)
United States Treasury 5 Year Notes
   expiration date 09/06 (96)                               9,927                (48)
United States Treasury 10 Year Notes
   expiration date 09/06 (47)                               4,928                (23)

Short Positions
Australian 3 Year Treasury Bond (Australia)
   expiration date 09/06 (7)                                1,345                  1
Australian 10 Year Treasury Bond (Australia)
   expiration date 06/06 (5)                                2,676                  4
Bankers Acceptance Futures (Canada)
   expiration date 12/06 (30)                               6,426                 19
Euro-Bobl Futures (Germany)
   expiration date 09/06 (26)                               3,627                 22
Japanese 10 Year Bond (Japan)
   expiration date 09/06 (3)                                3,455                  6
Long Gilt Futures (UK)
   expiration date 09/06 (9)                                1,813                 12
United States Treasury 5 Year Notes
   expiration date 09/06 (13)                               1,344                 (4)
United States Treasury 10 Year Notes
   expiration date 09/06 (46)                               4,824                 23
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (808)
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Sep 2006 95.50 Call (4)                                    955                 --
   Sep 2006 95.00 Put (3)                                     713                 (4)
   Sep 2006 95.25 Put (19)                                  4,524                (41)
   Sep 2006 95.50 Put (4)                                     955                (11)
   Dec 2006 95.00 Put (11)                                  2,613                (16)
   Dec 2006 95.25 Put (98)                                 23,336               (207)
   Dec 2006 95.50 Put (15)                                  3,581                (41)
   Mar 2007 94.75 Put (4)                                     948                 (4)
   Mar 2007 95.25 Put (4)                                     953                 (8)

Swaptions
(Fund Pay/Fund Receives)
GBP 4.50%/GBP Six Month LIBOR
   Dec 2006 0.00 Put (1)                                    3,698                (22)
USD Three Month LIBOR/USD 4.780%
   Aug 2006 0.00 Call (1)                                   1,000                 --
USD Three Month LIBOR/USD 4.540%
   Oct 2006 0.00 Call (1)                                   1,000                 --
USD Three Month LIBOR/USD 4.560%
   Oct 2006 0.00 Call (1)                                   1,000                 --
USD Three Month LIBOR/USD 4.850%
   Dec 2006 0.00 Call (1)                                   1,000                 (1)
USD Three Month LIBOR/USD 5.240%
   Feb 2007 0.00 Call (1)                                   1,000                 (4)
USD Three Month LIBOR/USD 5.040%
   Mar 2007 0.00 Call (2)                                   2,000                 (5)
USD Three Month LIBOR/USD 5.220%
   Apr 2007 0.00 Call (1)                                   1,000                 (5)
USD Three Month LIBOR/USD 5.300%
   May 2007 0.00 Call (1)                                   2,000                (13)
USD Three Month LIBOR/USD 5.315%
   May 2007 0.00 Call (1)                                   2,200                (14)
USD Three Month LIBOR/USD 5.600%
   Jun 2007 0.00 Call (1)                                   2,000                (22)

United States Treasury Notes
   10 Year Futures
   Aug 2006 106.00 Call (7)                                   742                 (2)
   Aug 2006 108.00 Call (4)                                   432                 --
   Aug 2006 103.00 Put (11)                                 1,133                 (2)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $291)                                                     (422)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 54  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             424      AUD           573    09/20/06                  1
USD             425      AUD           569    09/20/06                 (3)
USD             135      CAD           149    07/27/06                 (2)
USD             417      CAD           467    09/20/06                  3
USD             425      CHF           519    09/20/06                  3
USD             425      CHF           520    09/20/06                  3
USD           1,260      CHF         1,540    09/20/06                  9
USD             111      CNY           859    03/19/07                 (1)
USD             516      EUR           401    07/31/06                 (2)
USD             425      EUR           334    09/20/06                  4
USD             851      EUR           672    09/20/06                 12
USD             165      EUR           130    09/22/06                  2
USD             529      GBP           287    07/27/06                  2
USD             241      GBP           131    08/16/06                  1
USD             351      GBP           190    08/16/06                  1
USD             650      GBP           351    08/16/06                 --
USD             425      GBP           230    09/20/06                  2
USD              69      JPY         7,824    08/15/06                 --
USD              69      JPY         7,827    08/15/06                 --
USD             315      JPY        34,485    08/15/06                (11)
USD           2,187      JPY       239,666    08/15/06                (79)
USD             212      JPY        24,000    09/20/06                 --
USD             323      JPY        35,560    09/20/06                 (9)
USD             537      JPY        59,740    09/20/06                 (9)
USD             563      JPY        64,790    09/20/06                 10
USD             564      JPY        62,810    09/20/06                 (8)
USD             567      JPY        64,150    09/20/06                 --
USD           1,103      JPY       122,990    09/20/06                (15)
USD           1,036      NOK         6,384    09/20/06                 (5)
USD           1,042      NOK         6,384    09/20/06                (10)
USD             425      NZD           683    09/20/06                (10)
USD             425      NZD           690    09/20/06                 (6)
USD             837      SEK         6,060    09/20/06                  9
USD              20      SGD            32    08/24/06                 --
USD              21      SGD            33    08/24/06                 --
USD              21      TWD           642    08/24/06                 (1)
USD              21      TWD           660    08/24/06                 (1)
AUD             576      USD           425    09/20/06                 (2)
BRL           2,105      USD           910    09/05/06                 31
CAD             472      USD           425    09/20/06                  1
CAD             942      USD           851    09/20/06                  3
CHF             524      USD           425    09/20/06                 (7)
EUR             146      USD           183    07/28/06                 (3)
EUR             540      USD           692    07/31/06                 (1)
EUR             360      USD           455    08/31/06                 (8)
EUR             336      USD           425    09/20/06                 (7)
EUR           1,007      USD         1,275    09/20/06                (19)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           1,325      USD         1,676    09/20/06                (26)
EUR             346      USD           439    09/29/06                 (6)
GBP           1,202      USD         2,236    08/16/06                 12
GBP             230      USD           425    09/20/06                 (2)
GBP             677      USD         1,250    09/20/06                 (4)
JPY          14,968      USD           132    08/15/06                  1
JPY          44,650      USD           402    09/20/06                  7
JPY          48,862      USD           425    09/20/06                 (7)
JPY          64,790      USD           577    09/20/06                  4
JPY          65,230      USD           600    09/20/06                 23
JPY          95,147      USD           839    09/20/06                 (1)
JPY         123,890      USD         1,085    09/20/06                (10)
NOK           2,621      USD           425    09/20/06                  2
NZD             686      USD           425    09/20/06                  9
NZD           1,114      USD           689    09/20/06                 13
NZD           1,131      USD           702    09/20/06                 15
NZD           1,131      USD           702    09/20/06                 16
SEK           3,089      USD           425    09/20/06                 (6)
                                                           --------------
Total Unrealized Appreciation (Depreciation) on Open
   Foreign Currency Exchange Contracts                                (82)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                              Core Bond Fund  55

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
                                                                1 Month USD LIBOR minus
Lehman Brothers High Yield       Bear Stearns           1,000      0.200%                    07/01/06                   (12)
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                               (12)
                                                                                                           ================

INTEREST RATE SWAP CONTRACTS
-------------------------------------------------------------------------------------------------

        COUNTER              NOTIONAL
         PARTY                AMOUNT          FUND RECEIVES                  FUND PAYS
-----------------------   --------------   --------------------   -------------------------------
Bank of America             USD    6,500   5.473%                 Three Month LIBOR
Bank of America             USD    1,800   5.548%                 Three Month LIBOR
Bank of America             USD    1,500   5.628%                 Three Month LIBOR
Barclays Bank PLC           USD    1,500   5.000%                 Three Month LIBOR
Barclays Bank PLC           GBP       50   5.000%                 Six Month LIBOR
BNP Paribas                  EUR     500   2.090%                 Consumer Price Index (France)
Lehman Brothers             USD    4,700   5.000%                 Three Month LIBOR
Merrill Lynch               GBP      100   4.000%                 Six Month LIBOR

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($104)

INTEREST RATE SWAP CONT  INTEREST RATE SWAP CONTRACTS
-----------------------  -----------------------------------
                                                 MARKET
        COUNTER            TERMINATION           VALUE
         PARTY                 DATE                $
-----------------------  ----------------   ----------------
Bank of America              06/14/11                    (49)
Bank of America              06/14/16                    (24)
Bank of America              06/16/36                    (37)
Barclays Bank PLC            12/20/08                    (32)
Barclays Bank PLC            06/16/11                     (1)
BNP Paribas                  10/15/10                     (2)
Lehman Brothers              12/20/11                    (89)
Merrill Lynch                12/12/35                      4
                                            ----------------
Total Market Value of O                                 (230)
                                            ================

CREDIT DEFAULT SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL                                                    MARKET
          REFERENCE                  COUNTER         AMOUNT          FUND RECEIVES         TERMINATION          VALUE
            ENTITY                    PARTY             $             FIXED RATE               DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
General Motors Acceptance
   Corp.                         Bear Stearns             400           2.100%               12/20/06                    --
Russia Government
   International Bond            JP Morgan                100           0.460%               06/20/07                    --
                                                                                                           ----------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($0)                                 --
                                                                                                           ================

See accompanying notes which are an integral part of the financial statements.

 56  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- JUNE 30, 2006 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Asset-Backed Securities                                   3.4
Corporate Bonds and Notes                                11.0
International Debt                                        4.3
Loan Agreements                                           0.6
Mortgage-Backed Securities                               43.6
Municipal Bonds                                           0.6
Non-US Bonds                                              0.9
United States Government Agencies                         5.6
United States Government Treasuries                      11.3
Common Stocks                                             0.2
Preferred Stocks                                          0.2
Warrants & Rights                                          --*
Options Purchased                                          --*
Short-Term Investments                                   30.4
Other Securities                                          2.7
                                              ---------------
Total Investments                                       114.8
Other Assets and Liabilities, Net                       (14.8)
                                              ---------------

                                                        100.0
                                              ===============

Futures Contracts                                        (0.3)
Options Written                                          (0.2)
Foreign Currency Exchange Contracts                        --*
Index Swap Contracts                                       --*
Interest Rate Swap Contracts                             (0.1)
Credit Default Swap Contracts                              --*

* Less than .05% of net assets

  See accompanying notes which are an integral part of the financial statements.

                                                              Core Bond Fund  57

RUSSELL INVESTMENT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(S) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PHP - Philippine peso
   AUD - Australian dollar                 HUF - Hungarian forint                  PKR - Pakistani rupee
   BRL - Brazilian real                    IDR - Indonesian rupiah                 PLN - Polish zloty
   CAD - Canadian dollar                   ILS - Israeli shekel                    RUB - Russian ruble
   CHF - Swiss franc                       INR - Indian rupee                      SEK - Swedish krona
   CLP - Chilean peso                      ISK - Iceland krona                     SGD - Singapore dollar
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      SKK - Slovakian koruna
   COP - Colombian peso                    KES - Kenyan schilling                  THB - Thai baht
   CRC - Costa Rica colon                  KRW - South Korean won                  TRY - Turkish lira
   CZK - Czech koruna                      MXN - Mexican peso                      TWD - Taiwanese dollar
   DKK - Danish krone                      MYR - Malaysian ringgit                 USD - United States dollar
   EGP - Egyptian pound                    NOK - Norwegian krone                   VEB - Venezuelan bolivar
   EUR - Euro                              NZD - New Zealand dollar                VND - Vietnamese dong
   GBP - British pound sterling            PEN - Peruvian nouveau sol              ZAR - South African rand

 58  Notes to Schedules of Investments

                      (This page intentionally left blank)

RUSSELL INVESTMENT FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2006 (UNAUDITED)

                                                                              MULTI-STYLE
AMOUNTS IN THOUSANDS                                                          EQUITY FUND
---------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $           370,729
---------------------------------------------------------------------------------------------
Investments, at market***                                                             399,369
Foreign currency holdings*                                                                 --
Unrealized appreciation on foreign currency exchange contracts                             --
Receivables:
      Dividends and interest                                                              351
      Dividends from affiliated money market funds                                         84
      Investments sold                                                                  5,400
      Fund shares sold                                                                     80
      Foreign taxes recoverable                                                            --
      From Adviser                                                                          5
      Daily variation margin on futures contracts                                          21
Prepaid expenses                                                                            2
Interest rate swap contracts, at market value****                                          --
                                                                          -------------------
Total assets                                                                          405,312
                                                                          -------------------

LIABILITIES
Payables:
      Due to custodian                                                                     --
      Investments purchased                                                             5,818
      Fund shares redeemed                                                                102
      Accrued fees to affiliates                                                          235
      Other accrued expenses                                                               35
      Daily variation margin on futures contracts                                          --
Unrealized depreciation on foreign currency exchange contracts                             --
Options written, at market value**                                                         --
Payable upon return of securities loaned                                               30,172
Unrealized depreciation on index swap contracts                                            --
Interest rate swap contracts, at market value****                                          --
                                                                          -------------------
Total liabilities                                                                      36,362
                                                                          -------------------

NET ASSETS                                                                $           368,950
                                                                          ===================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $               866
Accumulated net realized gain (loss)                                                  (37,810)
Unrealized appreciation (depreciation) on:
      Investments                                                                      28,640
      Futures contracts                                                                   324
      Options written                                                                      --
      Index swap contracts                                                                 --
      Interest rate swap contracts                                                         --
      Foreign currency-related transactions                                                --
Shares of beneficial interest                                                             271
Additional paid-in capital                                                            376,659
                                                                          -------------------
NET ASSETS                                                                $           368,950
                                                                          ===================

See accompanying notes which are an integral part of the financial statements.

 60  Statement of Assets and Liabilities

      AGGRESSIVE                          REAL ESTATE
     EQUITY FUND      NON-U.S. FUND     SECURITIES FUND    CORE BOND FUND
-------------------------------------------------------------------------
    $      273,984    $      337,136    $      403,551     $      271,133
-------------------------------------------------------------------------
           293,156           401,767           563,676            268,131
                --             1,314                --                 13
                --               867                --                199
               147               388             1,672              1,317
                40                95                57                182
             1,768             1,159             3,672             16,054
                13               214               315                268
                --                67                --                 --
                12                19                --                  1
               137               504                --                429
                 1                 2                 3                  4
                --                --                --                  4
    --------------    --------------    --------------     --------------
           295,274           406,396           569,395            286,602
    --------------    --------------    --------------     --------------

                --                18                --                158
             1,440             1,616             2,953             45,453
                35                37                --                 69
               169               255               349                116
                29                81                29                 20
                --                --                --                  8
                --             1,600                --                281
                --               391                --                422
            75,954            76,817            66,946              6,315
                --                 6                --                 12
                --                --                --                234
    --------------    --------------    --------------     --------------
            77,627            80,821            70,277             53,088
    --------------    --------------    --------------     --------------

    $      217,647    $      325,575    $      499,118     $      233,514
    ==============    ==============    ==============     ==============
    $          108    $        1,398    $        3,324     $        2,707
            23,047            (1,600)           20,940             (3,387)
            19,172            64,631           160,125             (3,002)
               311             1,181                --               (808)
                --               (91)               --               (131)
                --                (6)               --                (12)
                --                --                --               (126)
                --              (736)               --                (67)
               143               237               258                233
           174,866           260,561           314,471            238,107
    --------------    --------------    --------------     --------------
    $      217,647    $      325,575    $      499,118     $      233,514
    ==============    ==============    ==============     ==============

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Assets and Liabilities  61

RUSSELL INVESTMENT FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

                                                                              MULTI-STYLE
                                                                              EQUITY FUND
---------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share*****                                         $             13.63
      Net assets                                                          $       368,949,593
      Shares outstanding ($.01 par value)                                          27,063,264
---------------------------------------------------------------------------------------------
Amounts in thousands
*     Foreign currency holdings - cost                                    $                --
**    Premiums received on options written                                $                --
***   Securities on loan included in investments                          $            29,463
****  Interest rate swap contracts - premiums paid (received)             $                --
***** Net asset value per share equals net assets divided by shares of beneficial interest outstanding

See accompanying notes which are an integral part of the financial statements.

 62  Statement of Assets and Liabilities

      AGGRESSIVE                          REAL ESTATE
     EQUITY FUND      NON-U.S. FUND     SECURITIES FUND    CORE BOND FUND
-------------------------------------------------------------------------

    $        15.22    $        13.74    $        19.37     $        10.02
    $  217,646,998    $  325,574,818    $  499,118,232     $  233,514,436
        14,302,649        23,688,805        25,767,173         23,296,437
-------------------------------------------------------------------------

    $           --    $        1,305    $           --     $           12
    $           --    $          300    $           --     $          291
    $       75,105    $       76,141    $       66,401     $        6,185
    $           --    $           --    $           --     $         (104)

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Assets and Liabilities  63

RUSSELL INVESTMENT FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)

                                                                              MULTI-STYLE
AMOUNTS IN THOUSANDS                                                          EQUITY FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                           $              2,856
      Dividends from affiliated money market fund                                          425
      Interest                                                                              22
      Securities lending income                                                             16
      Less foreign taxes withheld                                                           --
                                                                          --------------------
Total investment income                                                                  3,319
                                                                          --------------------

EXPENSES
      Management fees                                                                    1,423
      Custodian fees                                                                       116
      Transfer agent fees                                                                    8
      Professional fees                                                                     24
      Trustees' fees                                                                         5
      Printing fees                                                                          3
      Miscellaneous                                                                         10
                                                                          --------------------
      Expenses before reductions                                                         1,589
      Expense reductions                                                                    (1)
                                                                          --------------------
Net expenses                                                                             1,588
                                                                          --------------------
Net investment income (loss)                                                             1,731
                                                                          --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                                                       14,250
      Futures contracts                                                                   (527)
      Options written                                                                       --
      Index swap contracts                                                                  --
      Interest rate swap contracts                                                          --
      Foreign currency-related transactions                                                 --
                                                                          --------------------
Net realized gain (loss)                                                                13,723
                                                                          --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments                                                                       (7,670)
      Futures contracts                                                                    501
      Options written                                                                       --
      Index swap contracts                                                                  --
      Interest rate swap contracts                                                          --
      Foreign currency-related transactions                                                 --
                                                                          --------------------
Net change in unrealized appreciation (depreciation)                                    (7,169)
                                                                          --------------------
Net realized and unrealized gain (loss)                                                  6,554
                                                                          --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $              8,285
                                                                          ====================

See accompanying notes which are an integral part of the financial statements.

 64  Statement of Operations

    AGGRESSIVE EQUITY       NON-U.S.         REAL ESTATE         CORE BOND
          FUND                FUND         SECURITIES FUND          FUND
------------------------------------------------------------------------------
    $            898    $          5,451   $          6,879   $             54
                 269                 577                368                619
                  12                  75                 24              5,210
                 103                 220                  3                 --
                  --                (527)                --                 --
    ----------------    ----------------   ----------------   ----------------
               1,282               5,796              7,274              5,883
    ----------------    ----------------   ----------------   ----------------

               1,062               1,574              2,076                675
                 139                 391                 84                 88
                   5                   7                 11                  5
                  15                  23                 21                 13
                   3                   4                  6                  3
                   2                   3                  4                  2
                   5                   7                 11                  5
    ----------------    ----------------   ----------------   ----------------
               1,231               2,009              2,213                791
                 (57)               (104)                --                 (3)
    ----------------    ----------------   ----------------   ----------------
               1,174               1,905              2,213                788
    ----------------    ----------------   ----------------   ----------------
                 108               3,891              5,061              5,095
    ----------------    ----------------   ----------------   ----------------

              24,329              21,511             22,138             (2,197)
                (168)             (2,557)                --               (257)
                  --                  (4)                --                 69
                  --                 306                 --                  9
                  --                  --                 --               (190)
                  --                 455                 --                168
    ----------------    ----------------   ----------------   ----------------
              24,161              19,711             22,138             (2,398)
    ----------------    ----------------   ----------------   ----------------
             (10,138)                960             34,123             (3,329)
                 472                 860                 --               (882)
                  --                 (92)                --               (172)
                  --                 (51)                --                (12)
                  --                  --                 --               (162)
                  --                (570)                --                (78)
    ----------------    ----------------   ----------------   ----------------
              (9,666)              1,107             34,123             (4,635)
    ----------------    ----------------   ----------------   ----------------
              14,495              20,818             56,261             (7,033)
    ----------------    ----------------   ----------------   ----------------
    $         14,603    $         24,709   $         61,322   $         (1,938)
    ================    ================   ================   ================

  See accompanying notes which are an integral part of the financial statements.

                                                     Statement of Operations  65

RUSSELL INVESTMENT FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                            MULTI-STYLE EQUITY
                                                                                   FUND
                                                                -------------------------------------------
                                                                    SIX MONTHS             FISCAL YEAR
                                                                       ENDED                  ENDED
                                                                   JUNE 30, 2006           DECEMBER 31,
AMOUNTS IN THOUSANDS                                                (UNAUDITED)                2005
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                              $             1,731    $              3,158
      Net realized gain (loss)                                               13,723                  29,276
      Net change in unrealized appreciation (depreciation)                   (7,169)                 (8,211)
                                                                -------------------    --------------------
Net increase (decrease) in net assets from operations                         8,285                  24,223
                                                                -------------------    --------------------

DISTRIBUTIONS
      From net investment income                                             (1,717)                 (3,627)
      From net realized gain                                                     --                      --
                                                                -------------------    --------------------
Net decrease in net assets from distributions                                (1,717)                 (3,627)
                                                                -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
       transactions                                                          12,723                  (3,696)
                                                                -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                  19,291                  16,900

NET ASSETS
      Beginning of period                                                   349,659                 332,759
                                                                -------------------    --------------------

      End of period                                             $           368,950    $            349,659
                                                                ===================    ====================

      Undistributed (overdistributed) net investment income
       included in net assets                                   $               866    $                852

See accompanying notes which are an integral part of the financial statements.

 66  Statement of Changes in Net Assets

          AGGRESSIVE EQUITY                   NON-U.S.                       REAL ESTATE                      CORE BOND
                FUND                            FUND                       SECURITIES FUND                      FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
     SIX MONTHS      FISCAL YEAR     SIX MONTHS      FISCAL YEAR     SIX MONTHS      FISCAL YEAR     SIX MONTHS      FISCAL YEAR
        ENDED           ENDED           ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
    JUNE 30, 2006   DECEMBER 31,    JUNE 30, 2006   DECEMBER 31,    JUNE 30, 2006   DECEMBER 31,    JUNE 30, 2006   DECEMBER 31,
     (UNAUDITED)        2005         (UNAUDITED)        2005         (UNAUDITED)        2005         (UNAUDITED)        2005
---------------------------------------------------------------------------------------------------------------------------------

    $         108   $         404   $       3,891   $       3,842   $       5,061   $       7,632   $       5,095   $       7,313
           24,161          16,846          19,711          23,903          22,138          38,341          (2,398)         (1,000)
           (9,666)         (4,751)          1,107           9,254          34,123           7,220          (4,635)         (2,319)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           14,603          12,499          24,709          36,999          61,322          53,193          (1,938)          3,994
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

               --            (355)         (1,051)         (4,388)         (1,737)         (8,794)         (2,687)         (7,205)
           (3,686)        (18,690)             --              --          (6,355)        (38,314)             --          (1,809)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (3,686)        (19,045)         (1,051)         (4,388)         (8,092)        (47,108)         (2,687)         (9,014)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

            2,438          15,255            (344)         10,884           2,796          57,274          21,365          45,943
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

           13,355           8,709          23,314          43,495          56,026          63,359          16,740          40,923

          204,292         195,583         302,261         258,766         443,092         379,733         216,774         175,851
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    $     217,647   $     204,292   $     325,575   $     302,261   $     499,118   $     443,092   $     233,514   $     216,774
    =============   =============   =============   =============   =============   =============   =============   =============

    $         108   $          --   $       1,398   $      (1,442)  $       3,324   $          --   $       2,707   $         299

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  67

RUSSELL INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
MULTI-STYLE EQUITY FUND
June 30, 2006*                                   13.37               .07                .25            .32
December 31, 2005                                12.60               .12                .79            .91
December 31, 2004                                11.56               .11               1.02           1.13
December 31, 2003                                 9.04               .08               2.51           2.59
December 31, 2002                                11.84               .06              (2.80)         (2.74)
December 31, 2001                                14.13               .07              (2.06)         (1.99)
--------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY FUND
June 30, 2006*                                   14.40               .01               1.07           1.08
December 31, 2005                                14.90               .03                .90            .93
December 31, 2004                                13.47               .02               1.95           1.97
December 31, 2003                                 9.26               .01               4.21           4.22
December 31, 2002                                11.44              (.02)             (2.16)         (2.18)
December 31, 2001                                11.73                --(d)            (.28)          (.28)
--------------------------------------------------------------------------------------------------------------
NON-U.S. FUND
June 30, 2006*                                   12.68               .16               0.94           1.10
December 31, 2005                                11.33               .16               1.38           1.54
December 31, 2004                                 9.76               .11               1.66           1.77
December 31, 2003                                 7.20               .09               2.69           2.78
December 31, 2002                                 8.64               .06              (1.37)         (1.31)
December 31, 2001                                11.15               .06              (2.52)         (2.46)
--------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
June 30, 2006*                                   17.28               .19               2.21           2.40
December 31, 2005                                17.09               .32               1.82           2.14
December 31, 2004                                13.71               .36               4.33           4.69
December 31, 2003                                10.51               .55               3.28           3.83
December 31, 2002                                10.75               .54               (.13)           .41
December 31, 2001                                10.67               .57                .24            .81
--------------------------------------------------------------------------------------------------------------
CORE BOND FUND
June 30, 2006*                                   10.23               .23               (.32)          (.09)
December 31, 2005                                10.50               .38               (.17)           .21
December 31, 2004                                10.47               .24                .24            .48
December 31, 2003                                10.43               .31                .31            .62
December 31, 2002                                10.13               .36                .52            .88
December 31, 2001                                10.07               .54                .18            .72
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
MULTI-STYLE EQUITY FUND
June 30, 2006*                                  (.06)                --             --
December 31, 2005                               (.14)                --             --
December 31, 2004                               (.09)                --             --
December 31, 2003                               (.07)                --             --
December 31, 2002                               (.06)                --             --
December 31, 2001                               (.06)              (.24)            --
----------------------------------------------------------------------------------------
AGGRESSIVE EQUITY FUND
June 30, 2006*                                    --               (.26)            --
December 31, 2005                               (.03)             (1.40)            --
December 31, 2004                               (.02)              (.52)            --
December 31, 2003                               (.01)                --             --
December 31, 2002                                 --                 --             --
December 31, 2001                                 --(d)              --           (.01)
----------------------------------------------------------------------------------------
NON-U.S. FUND
June 30, 2006*                                  (.04)                --             --
December 31, 2005                               (.19)                --             --
December 31, 2004                               (.20)                --             --
December 31, 2003                               (.22)                --             --
December 31, 2002                               (.13)                --             --
December 31, 2001                               (.04)                --           (.01)
----------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
June 30, 2006*                                  (.07)              (.24)            --
December 31, 2005                               (.37)             (1.58)            --
December 31, 2004                               (.36)              (.95)            --
December 31, 2003                               (.61)                --           (.02)
December 31, 2002                               (.57)              (.08)            --
December 31, 2001                               (.55)              (.18)            --
----------------------------------------------------------------------------------------
CORE BOND FUND
June 30, 2006*                                  (.12)                --             --
December 31, 2005                               (.37)              (.11)            --
December 31, 2004                               (.26)              (.19)            --
December 31, 2003                               (.38)              (.20)            --
December 31, 2002                               (.30)              (.28)            --
December 31, 2001                               (.60)              (.06)            --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 68  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,         (%)             NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.06)             13.63                2.42            368,950
          (.14)             13.37                7.27            349,659
          (.09)             12.60                9.81            332,759
          (.07)             11.56               28.86            296,767
          (.06)              9.04              (23.19)           206,794
          (.30)             11.84              (14.21)           251,730
-----------------------------------------------------------------------------
          (.26)             15.22                7.45            217,647
         (1.43)             14.40                6.36            204,292
          (.54)             14.90               14.73            195,583
          (.01)             13.47               45.60            166,385
            --               9.26              (19.06)            97,794
          (.01)             11.44               (2.36)           111,693
-----------------------------------------------------------------------------
          (.04)             13.74                8.72            325,575
          (.19)             12.68               13.69            302,261
          (.20)             11.33               18.30            258,766
          (.22)              9.76               38.78            206,619
          (.13)              7.20              (15.15)           137,840
          (.05)              8.64              (22.03)           154,494
-----------------------------------------------------------------------------
          (.31)             19.37               13.97            499,118
         (1.95)             17.28               12.96            443,092
         (1.31)             17.09               34.88            379,733
          (.63)             13.71               37.21            254,691
          (.65)             10.51                3.80            160,176
          (.73)             10.75                7.84            111,982
-----------------------------------------------------------------------------
          (.12)             10.02                (.88)           233,514
          (.48)             10.23                2.01            216,774
          (.45)             10.50                4.66            175,851
          (.58)             10.47                6.15            147,202
          (.58)             10.43                8.84            140,280
          (.66)             10.13                7.41            109,971
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
            .87                 .87                 .95                65.19
            .83                 .87                 .94               130.00
            .87                 .88                 .96               123.29
            .87                 .95                 .82               107.67
            .92                 .99                 .61               145.90
            .92                 .99                 .57               131.67
---------------------------------------------------------------------------------
           1.05                1.10                 .10                89.26
            .99                1.13                 .21               130.09
           1.05                1.17                 .17               150.26
           1.06                1.26                 .10               138.95
           1.25                1.36                (.17)              139.24
           1.25                1.38                 .01               180.38
---------------------------------------------------------------------------------
           1.15                1.21                2.35                41.37
           1.12                1.26                1.41                87.98
           1.15                1.28                1.11                73.45
           1.16                1.41                1.14                50.29
           1.30                1.48                 .77                60.98
           1.30                1.43                 .64                79.79
---------------------------------------------------------------------------------
            .91                 .91                2.07                29.52
            .91                 .91                1.86                64.24
            .92                 .92                2.43                47.21
            .95                 .95                4.66                38.84
            .99                 .99                5.01                55.43
           1.06                1.06                5.35                55.13
---------------------------------------------------------------------------------
            .70                 .70                4.53               130.50
            .70                 .72                3.70               192.66
            .70                 .73                2.41               216.23
            .71                 .78                2.86               232.64
            .80                 .80                3.52               207.60
            .80                 .88                5.25               205.62
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  69

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended June 30, 2006 (Unaudited).
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   Less than $.01 per share.
(e) May reflect amounts waived and/or reimbursed by FRIMCo as the investment adviser and transfer agent.

See accompanying notes which are an integral part of the financial statements.

 70  Notes to Financial Highlights

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Funds (the "Investment Company") is a series investment company with five different investment portfolios referred to as Funds. These financial statements report on all five of the Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security Valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Frank Russell Investment Management Company ("FRIMCo" or "Adviser"). On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

                                               Notes to Financial Statements  71

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and Distributions to Shareholders

   For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays income distributions annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

 72  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by FRIMCo. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Capital Gains Taxes

   The Non-U.S. Fund may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which it invests. The Non-U.S. Fund may record a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2006. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Non-U.S. Fund, if applicable. The amounts related to capital gains taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Fund. The Non-U.S. Fund had no deferred tax liability or capital gains taxes for the period ended June 30, 2006.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-U.S. and Core Bond Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts").

                                               Notes to Financial Statements  73
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RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   The Non-U.S. and Core Bond Funds may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Non-U.S. and Core Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 2006 are presented on the Schedule of Investments for the Non-U.S. and Core Bond Funds.

   Forward Commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Loan Agreements

   The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended June 30, 2006, there were no unfunded loan commitments in the Core Bond Fund.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

 74  Notes to Financial Statements

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NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Futures Contracts

   The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   The Core Bond Fund may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Core Bond Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Core Bond Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Core Bond Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Core Bond Fund's custodian. To the extent that the Core Bond Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Core Bond Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Core Bond Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Investments in Emerging Markets

   Investing in emerging markets may involve special risks and considerations for the Non-U.S. Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in

                                               Notes to Financial Statements  75

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended June 30, 2006, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

FUNDS                       PURCHASES               SALES
----------------------------------------------------------------
Multi-Style Equity     $       237,823,114   $       226,464,631
Aggressive Equity              190,249,207           193,412,851
Non-U.S.                       126,031,580           128,724,906

----------------------------------------------------------------
FUNDS                       PURCHASES               SALES
Real Estate
   Securities          $       140,256,274   $       143,162,227
Core Bond                      130,044,888            77,064,199

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

   FUND                                        PURCHASES               SALES
   --------------------------------------------------------------------------------
   Core Bond                              $       127,144,350   $       172,296,109

   Written Options Contracts

   Transactions in written options contracts for the period ended June 30, 2006 were as follows:

                                                       NON-U.S. FUND                                 CORE BOND FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding December 31, 2005                          11    $            42,642                    183    $           184,555
   Opened                                                132                642,963                    112                175,123
   Closed                                                (81)              (354,576)                    (2)               (13,663)
   Expired                                                (5)               (30,794)                   (97)               (55,074)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding June 30, 2006                              57    $           300,235                    196    $           290,941
                                         ===================    ===================    ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Corporation ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedule of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan

 76  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   As of June 30, 2006, the non-cash collateral received for the securities on loan in the Aggressive Equity and Non-US Funds was $29,323 and $1,594,604, respectively. The non-cash collateral consists of a pool of US Government securities.

4. RELATED PARTY TRANSACTIONS, FEES AND EXPENSES

   Manager

   FRIMCo manages all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation services to FRIMCo.

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company ("FRIC") Money Market Fund. FRIC is a registered investment company that employs the same investment adviser as the Investment Company. On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). As of June 30, 2006, $99,696,000 of the Money Market Fund's net assets represents investments by the Funds.

   The management fees are based upon the average daily net assets of each Fund and the rates specified in the table below are payable monthly and total $6,809,746 for the period ended June 30, 2006.

   FUNDS                                      ANNUAL RATE
   ----------------------------------------------------------
   Multi-Style Equity                            0.78%
   Aggressive Equity                             0.95
   Non-U.S.                                      0.95
   Real Estate Securities                        0.85
   Core Bond                                     0.60

   FRIMCo has contractually agreed to waive, at least until April 30, 2007, a portion of its management fee for each Fund, up to the full amount of its fee, equal to the amount by which the Fund's total operating expenses exceed a specified percentage of a Fund's average net assets on an annual basis and to reimburse each Fund for all remaining expenses, after fee waivers, that exceed such percentages. There were no contractual reimbursements for the period ended June 30, 2006. The expense caps and management fees waived for the period ended June 30, 2006 were as follows:

                                                                  MANAGEMENT FEES
   FUNDS                                      EXPENSE CAP             WAIVED
   --------------------------------------------------------------------------------
   Multi-Style Equity                            0.87%          $                --
   Aggressive Equity                             1.05                        56,508
   Non-U.S.                                      1.15                       103,159
   Real Estate Securities                        1.10                            --
   Core Bond                                     0.70                           295

   FRIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

                                               Notes to Financial Statements  77

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. For the period ended June 30, 2006, the Funds' custodian fees were reduced by the following amounts under these arrangements:

                                            CUSTODY CREDIT
   FUNDS                                        AMOUNT
   ----------------------------------------------------------
   Multi-Style Equity                     $               725
   Aggressive Equity                                      893
   Non-U.S.                                               624
   Real Estate Securities                                 382
   Core Bond                                            2,594

   Transfer Agent

   FRIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Funds. FRIMCo retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds for the period ended June 30, 2006 were $35,931.

   Distributor

   Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FRIMCo, is the principal underwriter for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

   Brokerage Commissions

   The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") (On July 1, 2006, Frank Russell Securities, Inc. changed its name to Russell Implementation Services) and its global network of unaffiliated correspondent brokers. FRS is a registered broker and investment adviser and an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used (i) to obtain research services for FRIMCo to assist it in its capacity as a manager of managers, (ii) to generate commission rebates to the Funds on whose behalf the trades were made, (iii) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions, or (iv) to execute portfolio securities transactions selected by money managers. Effective January 1, 2006, the Funds began transitioning trades used to obtain research services and to generate commission rebates from FRS and LJR (as defined and described more fully below). During the transition, some of these trades may continue to be executed through FRS. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo recommended targets for the amount of trading that money managers allocated through FRS based upon asset class, investment style and other factors. Research services provided to FRIMCo by FRS or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non-affiliated brokers.

   Effective January 1, 2006, the Funds began effecting transactions though Lynch, Jones & Ryan, Inc. ("LJR") and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or FRIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for FRIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to FRIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be generally obtained

 78  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   from unaffiliated third parties at market rates. Research provided to FRIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

   FRS, LJR or other brokers also may rebate to the Funds a portion of commissions earned on certain trading by the Funds through FRS, LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

   Amounts retained by FRS for the period ended June 30, 2006 were as follows:

   FUNDS                                        AMOUNT
   ----------------------------------------------------------
   Multi-Style Equity                     $               118
   Aggressive Equity                                      426
   Real Estate Securities                                  42

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to FRIMCo.

   Accrued fees payable to affiliates as of June 30, 2006 were as follows:

                                MULTI-STYLE EQUITY   AGGRESSIVE EQUITY      NON-U.S.      REAL ESTATE SECURITIES     CORE BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Management fees                $      233,248      $      167,972     $      253,381       $      345,939       $      115,046
   Transfer agent fees                     1,305                 768              1,154                1,765                  831
   Trustee fees                              736                 336                471                1,282                  504
                                  --------------      --------------     --------------       --------------       --------------
                                  $      235,289      $      169,076     $      255,006       $      348,986       $      116,381
                                  ==============      ==============     ==============       ==============       ==============

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 Funds, and Russell Investment Funds ("RIF"), which has five Funds. Each of the Trustees is a Trustee of both FRIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 ($5,000 prior to January 1, 2006) for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting or Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. During the period, the Audit Committee Chair was paid a fee of $12,000 per year and the Nominating and Governance Committee chair and Investment Committee chair were each paid a fee of $6,000 per year. The chairperson of the Board receives an additional $52,000 per year.

5. FEDERAL INCOME TAXES

   At December 31, 2005, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

   FUNDS                                 10/31/09           10/31/10           10/31/11           10/31/12            TOTALS
   ------------------------------------------------------------------------------------------------------------------------------
   Multi-Style Equity                $      2,793,373   $     42,288,325   $      3,302,725   $             --   $     48,384,423
   Non-U.S.                                        --         14,535,990          5,528,524                 --         20,064,514
   Core Bond                                       --                 --                 --            305,131            305,131

                                               Notes to Financial Statements  79

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   At June 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                                REAL ESTATE
                                  MULTI-STYLE EQUITY   AGGRESSIVE EQUITY       NON-U.S.          SECURITIES         CORE BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments             $    370,051,691    $    273,929,360    $    339,770,452   $    403,436,366   $    271,076,490
                                   ================    ================    ================   ================   ================
   Unrealized Appreciation         $     39,840,453    $     27,512,709    $     65,913,088   $    161,668,164   $        877,928
   Unrealized Depreciation              (10,523,085)         (8,286,359)         (3,916,261)        (1,428,453)        (3,823,048)
                                   ----------------    ----------------    ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)               $     29,317,368    $     19,226,350    $     61,996,827   $    160,239,711   $     (2,945,120)
                                   ================    ================    ================   ================   ================

   As permitted by tax regulations, the Core Bond Fund intends to defer a net realized capital loss of $255,270 incurred from November 1, 2005 to December 31, 2005.

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
                                                  -----------------   -----------------   -----------------   -----------------
   Multi-Style Equity
      Proceeds from shares sold                               1,548               3,229   $          21,413   $          41,168
      Proceeds from reinvestment of
         distributions                                          122                 288               1,717               3,627
      Payments for shares redeemed                             (758)             (3,769)            (10,407)            (48,491)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             912                (252)  $          12,723   $          (3,696)
                                                  =================   =================   =================   =================
   Aggressive Equity
      Proceeds from shares sold                                 868               1,195   $          13,462   $          17,241
      Proceeds from reinvestment of
         distributions                                          240               1,312               3,685              19,045
      Payments for shares redeemed                             (990)             (1,447)            (14,709)            (21,031)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             118               1,060   $           2,438   $          15,255
                                                  =================   =================   =================   =================
   Non-U.S.
      Proceeds from shares sold                               2,097               3,350   $          28,698   $          38,487
      Proceeds from reinvestment of
         distributions                                           80                 372               1,051               4,388
      Payments for shares redeemed                           (2,320)             (2,719)            (30,093)            (31,991)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                            (143)              1,003   $            (344)  $          10,884
                                                  =================   =================   =================   =================
   Real Estate Securities
      Proceeds from shares sold                               1,825               4,011   $          34,005   $          68,272
      Proceeds from reinvestment of
         distributions                                          436               2,759               8,092              47,108
      Payments for shares redeemed                           (2,130)             (3,350)            (39,301)            (58,106)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             131               3,420   $           2,796   $          57,274
                                                  =================   =================   =================   =================
   Core Bond
      Proceeds from shares sold                               2,542               4,891   $          25,786   $          50,716
      Proceeds from reinvestment of
         distributions                                          266                 875               2,687               9,014
      Payments for shares redeemed                             (703)             (1,326)             (7,108)            (13,787)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                           2,105               4,440   $          21,365   $          45,943
                                                  =================   =================   =================   =================

 80  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

7. RECORD OWNERSHIP

   As of June 30, 2006, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. Northwestern Mutual Life Insurance Company separate accounts were the largest shareholder in each Fund.

   FUNDS                                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Multi-Style Equity                              2                   84.6
   Aggressive Equity                               3                   87.7
   Non-U.S.                                        3                   91.8
   Real Estate Securities                          2                   82.6
   Core Bond                                       2                   87.6

8. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by FRIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Aggressive Equity Fund - 0.2%
   Diamondrock Hospitality Co.                  06/26/04            20,800             10.00               208               309
                                                                                                                  --------------
                                                                                                                             309
                                                                                                                  ==============
   Core Bond Fund - 0.3%
   DG Funding Trust                             11/03/04                49         10,537.12               516               516
   Parker Hannifin Employee Stock
      Ownership Trust                           03/09/99           137,847            100.00               138               138
                                                                                                                  --------------
                                                                                                                             654
                                                                                                                  ==============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

9. DIVIDENDS

   On July 3, 2006, the Funds declared the following dividends from net investment income payable on July 7, 2006 to shareholders on record July 5, 2006.

                                            NET INVESTMENT
   FUNDS                                        INCOME
   ----------------------------------------------------------
   Multi-Style Equity                     $            0.0320
   Aggressive Equity                                   0.0076
   Real Estate Securities                              0.1111
   Core Bond                                           0.1155

                                               Notes to Financial Statements  81

RUSSELL INVESTMENT FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) at the Securities and Exchange Commission's public reference room.

The Board has delegated to FRIMCo, as RIF's investment manager, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

 82  Shareholder Requests for Additional Information

RUSSELL INVESTMENT FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the management agreement with FRIMCo (the "FRIMCo Agreement") and the portfolio management contract with each Money Manager of the Funds (collectively, the "portfolio management contracts") at a meeting held on April 18, 2006. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds' shares, and the management of the Funds by FRIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of independent counsel, also requested and the Board considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Funds, including information requested by the Independent Trustees; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds; and (3) an analysis of the Third-Party Information prepared by FRIMCo (the "FRIMCo Analysis" and, with the other information requested by the Independent Trustees or provided by FRIMCo in connection with the Board's consideration of the portfolio management contracts, the "Agreement Renewal Information") addressing, among other things, performance and expense differentials between certain Funds and their respective Comparable Funds. The Independent Trustees also received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 17, 2006, the Independent Trustees met in person to review the Agreement Renewal Information in a private session with independent counsel at which no representatives of FRIMCo or management were present. At the April 18 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the FRIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analysis received from FRIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. FRIMCo has engaged multiple Money Managers for all Funds.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the FRIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund have been allocated among the multiple Money Managers selected by FRIMCo, subject to Board approval, for that Fund. FRIMCo manages directly a portion of certain Fund's assets as described below and otherwise exercises investment discretion over the portion of each Fund's assets that FRIMCo determines not to allocate to the Money Managers and for each Fund's cash reserves by selecting the individual portfolio securities for those portions of assets. FRIMCo may also directly manage portions of a Fund during transitions between Money Managers.

FRIMCo is responsible for selecting Money Managers for each Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for a Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. The performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

                         Basis for Approval of Investment Advisory Contracts  83

RUSSELL INVESTMENT FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

The Board also considered that the prospectus for the Funds and other public disclosures emphasize to investors FRIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Funds' Money Managers, and describe the manner in which the Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

The Board also considered the special expertise of FRIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager-of-managers strategy of each such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the FRIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

2. The management fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by FRIMCo as to expenses incurred by the Fund; and

5. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from each Fund.

At the April 18 Board meeting, FRIMCo and management reviewed the reasonableness of the Funds' management fees. In discussing whether the Funds' performance supported these fees, FRIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including strategies which seek to achieve a lower tracking error (i.e. the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to FRIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower relative performance than that of some of their respective Comparable Funds. FRIMCo stated that the strategies pursued by the Funds are intended to result in less volatile, more moderate returns relative to each Fund's performance benchmark rather than more volatile, more extreme returns than its Comparable Funds may experience over time.

On the basis of the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the Board meeting by FRIMCo, the Board, in respect of each Fund, found the management fee charged by FRIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds, after giving effect to waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds. The Board also determined that the relative expense ratio of each Fund was comparable to those of its Comparable Funds; FRIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and FRIMCo's profitability with respect to each Fund was not excessive in light of the nature, scope and quality of the services provided by FRIMCo.

The Board concluded that the performance of the Funds supported continuation of the FRIMCo Agreement, again based upon the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the Board meeting by FRIMCo. In evaluating performance, the Board considered each Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. In evaluating the Funds' performance, the Board also considered FRIMCo's investment strategy of managing the Funds in a risk aware manner.

The Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. In its deliberations, the Board noted its findings reached at a meeting held on February 28, 2006 that the management fees for each Fund appropriately reflect any economies of scale realized by that Fund. Its findings at the earlier meeting were based upon information and analyses prepared by FRIMCo, including information as to variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds.

The Trustees considered that fees payable to FRIMCo by institutional clients with investment objectives similar to those of the Funds are lower, and may, in some cases, be substantially lower, than the rates paid by the Funds. FRIMCo reviewed with the Trustees the differences in the scope of services it provides to institutional clients and the Funds. For example, institutional clients have fewer

 84  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

administrative needs than the Funds. It was further noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

In voting to approve the continuation of the FRIMCo Agreement on its current terms and conditions for each Fund, the Board, after considering the foregoing and other relevant factors, determined that continuation of the FRIMCo Agreement was in the best interests of the Funds and their respective shareholders.

With respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from FRIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; FRIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and FRIMCo or Russell Fund Distributors, Inc., the Funds' underwriter; and FRIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. FRIMCo recommended that each Money Manager be retained at its current fee rate. FRIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with FRIMCo; FRIMCo is aware of the fees charged by Money Managers to other clients; and FRIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted FRIMCo's explanation in light of the Board's findings as to the aggregate management fees paid by each Fund and the fact that each Money Manager's fee is paid by FRIMCo.

Based substantially upon FRIMCo's recommendations together with the information received from FRIMCo in support of its recommendations, the Board concluded that the fees paid to the Money Managers of each Fund were reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Fund was in the best interests of the Fund and its shareholders.

At a meeting held on May 23, 2006, the Board of Trustees received a proposal from FRIMCo to effect a money manager change for the Multi-Style Equity Fund and the Core Bond Fund. In the case of each such Fund, the Trustees approved the terms of the proposed portfolio management contract with the successor Money Manager based substantially upon FRIMCo's recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and FRIMCo or Russell Fund Distributors, Inc., the Fund's underwriter; FRIMCo's explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with money managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiation with FRIMCo; FRIMCo's awareness of the fees charged by the Money Manager to other clients; and FRIMCo's belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 18, 2006 meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the implementation of the proposed money manager change because the money managers' investment advisory fee is paid by FRIMCo.

During 2005 and 2006, the Trustees received proposals from FRIMCo to manage directly approximately up to 10% of the assets of the Multi-Style Equity Fund and the Non-U.S. Fund (each a "Participating Fund") utilizing a "select holdings strategy" pursuant to the terms of the FRIMCo Agreement, the actual allocation to be determined by each Participating Fund's FRIMCo portfolio manager. Under this strategy, FRIMCo analyzes the holdings of a Participating Fund's Money Managers to identify particular stocks that are concurrently overweighted by the Money Managers. FRIMCo uses a proprietary model to rank these stocks. Based on this ranking, FRIMCo will purchase additional shares of certain stocks for the Participating Fund. The strategy is designed to increase the Participating Fund's exposure to stocks that are collectively viewed as attractive by multiple Money Managers of a Participating Fund. Implementation of this strategy includes periodic rebalancing of the Participating Fund's holdings. In connection with FRIMCo's proposals, the Trustees received and considered information from FRIMCo regarding the potential enhancements to the Participating Fund's performance based upon FRIMCo's experience in employing the same strategy for other types of investment accounts under its management. The Trustees also considered that FRIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by FRIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, considered FRIMCo's advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in implementing and carrying out the select holdings strategy; the limited amount of assets that would be managed directly by FRIMCo pursuant to the select holdings strategy; and the fact that the aggregate management fees paid by the Participating Fund would not increase as a result of the implementation of the select holdings strategy. FRIMCo has advised the Board that the select holdings strategy has been implemented for the Multi-Style Equity Fund, although a reasonable period of time is needed to evaluate fairly its impact on the Participating Fund's performance, and it may be implemented in the Non-U.S. Fund sometime in the future. Based upon the information

                         Basis for Approval of Investment Advisory Contracts  85

RUSSELL INVESTMENT FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

received from FRIMCo during 2005 and 2006 in connection with its select holdings strategy proposals, the Agreement Renewal Information and additional discussion at the April 18 meeting concerning the select holdings strategy, the Board in the case of the Participating Funds concluded that the management fees paid to FRIMCo by each such Fund under the FRIMCo Agreement in connection with the select holdings strategy continue to be reasonable in light of the nature and anticipated quality of the management services to be rendered by FRIMCo.

In their deliberations, the Trustees did not identify any particular information as to the FRIMCo Agreement or, other than FRIMCo's recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

 86  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - Chairman of the Board, FRC          39         None
  Phillips,           2002              successor is     - 1990-2003, President, FRC
  Born January 20,                      duly elected     - 1993-2003, CEO, FRC
  1948                                  and qualified    - Trustee, FRIC and RIF
                                                         - Director, FRTC; Frank
  909 A Street                                             Russell Investments (Suisse)
  Tacoma, Washington                                       S.A. (global investment
  98402-1616                                               services); Frank Russell
                                                           Company Limited (consultant
                                                           to institutional investors
                                                           in Europe
                                                           and the UK)
                                                         - Chairman of the Board and
                                                           President, Russell 20-20
                                                           Association; and Frank
                                                           Russell Investments
                                                           (Delaware), Inc. (general
                                                           partner in various limited
                                                           partnerships ("FRIDI"))
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 **Thaddas L. Alston  Trustee since     Appointed until  - Senior Vice President, Larco        39         None
   Born April 7,      2006              successor is       Investments, Ltd.
 1945                                   duly elected
                                        and qualified
   909 A Street
   Tacoma,
 Washington
   98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - President, Anderson                 39         None
 Born October 15,     1984              successor is       Management Group LLC
 1931                                   duly elected       (private investments
                      Chairman of the   and qualified      consulting)
 909 A Street         Nominating and                     - February 2002 to June 2005,
 Tacoma, Washington   Governance        Appointed until    Lead Trustee, FRIC and RIF
 98402-1616           Committee since   successor is
                      2006              duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------



 * Mr. Phillips is also an officer and/or director of one or more affiliates of FRIC and RIF and is therefore an interested trustee.
**  Mr. Alston was elected to the Board of Trustees effective May 1, 2006.

                              Disclosure of Information about Fund Directors  87

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         39         - Trustee, WM
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Group of Funds
 1954                                   duly elected       services)                                        (investment
                      Chairperson       and qualified    - Director and Chairman of the                     company);
 909 A Street         since 2005                           Audit Committee, Avista                        - Director,
 Tacoma, Washington                     Annual             Corp.                                            Avista Corp
 98402-1616                                              - Trustee and Chairman of the
                                                           Operations and Distribution
                                                           Committee, WM Group of Funds
                                                         - February 2002 to June 2005,
                                                           Chairman of the Audit
                                                           Committee, FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        39         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                                        duly elected       Financial Officer, Waddell &
 909 A Street         Chairman of       and qualified      Reed Financial, Inc.
 Tacoma, Washington   Audit Committee                    - 2003, Retired
 98402-1616           since 2005        Appointed until  - 2001-2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 39         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  39         None
 Tennison, Jr.,       2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jack Thompson,       Trustee since     Appointed until  - September 2003 to present,          39         - Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit
 909 A Street                           and qualified      Committee, Sparx Japan Fund
 Tacoma, Washington                                      - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------



Mr. Michael Phillips is the Chairman of the Board of Frank Russell Company which controls FRIMCo, the investment adviser of the Funds. He is also an Interested Trustee of the Funds. On May 26, 2005, Mr. Phillips became a director of Simpson Investment Company, a privately held company. Mr. Raymond P. Tennison, Jr., an Independent Trustee of the Funds is the President of Simpson Investment Company.

 88  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  39         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
 TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            39         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant
                      1999                                 to institutional investors
  909 A Street                                             ("FRC"));
  Tacoma, Washington                                       and FRIMCo
  98402-1616                                             - Chairman Emeritus, FRIC and
                                                           RIF; Frank Russell
                                                           Securities, Inc.
                                                           (broker-dealer and
                                                           investment adviser ("FRS"));
                                                           Russell 20-20 Association
                                                           (non-profit corporation);
                                                           and Frank Russell Trust
                                                           Company (non-depository
                                                           trust company ("FRTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  39         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  39         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.

                              Disclosure of Information about Fund Directors  89

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  39         None
 Born October 6,      since 2006                         - Trustee of FRIC and RIF
 1930                                                      until 2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  39         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 90  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers,                Chief Compliance  Until removed    - Chief Compliance Officer, FRIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, FRIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, FRIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, FRIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President, Russell
 Tacoma, Washington                                                  Insurance Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, FRIC and
 Born November 26, 1963         Chief Accounting  is chosen and      RIF
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo, FRTC and RFD
 909 A Street                   1998              Trustees         - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, FRIC, RIF, FRC, FRTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, FRIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, FRIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary since   Until successor  - General Counsel and Managing Director of Law and
 Born October 8, 1941           1994              is chosen and      Government Affairs, Secretary, FRC
                                                  qualified by
 909 A Street                                     Trustees
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  91

RUSSELL INVESTMENT FUNDS

909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Karl J. Ege, Secretary

MANAGER AND TRANSFER AND DIVIDEND DISBURSING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF JUNE 30, 2006

Multi-Style Equity Fund
 Ark Asset Management Co., Inc., New York, NY
 DePrince, Race & Zollo, Inc., Orlando, FL
 Institutional Capital LLC, Chicago, IL
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Montag & Caldwell, Inc., Atlanta, GA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Aggressive Equity Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Geewax, Terker & Company, Chadds Ford, PA
 Goldman Sachs Asset Management, L.P., New York, NY
 Gould Investment Partners, LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Nicholas-Applegate Capital Management LLC, San Diego, CA
 Tygh Capital Management, Inc., Portland, OR

Non-U.S. Fund
 AQR Capital Management, LLC, Greenwich, CT
 Fidelity Management & Research Company, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA
 Wellington Management Company, LLP, Boston, MA

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 Heitman Real Estate Securities LLC, Chicago, IL
 INVESCO Institutional (N.A.), Inc., through its INVESCO Real Estate Division,
   Dallas, TX
 RREEF America L.L.C., Chicago, IL

Core Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Goldman Sachs Asset Management, L.P., New York, NY

 Pacific Investment Management Company LLC, Newport Beach, CA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 92  Manager, Money Managers and Service Providers

(FRANK RUSSELL LOGO)

RUSSELL INVESTMENT FUNDS
909 A Street
Tacoma, Washington 98402
800-787-7354
Fax: 253-591-3495
                                                               36-08-072 (06/06)
www.russell.com

ITEM 2. CODE OF ETHICS. [ANNUAL REPORT ONLY]

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. [ANNUAL REPORT ONLY]

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. [ANNUAL REPORT ONLY]

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. [NOT APPLICABLE]

ITEM 6. [SCHEDULE OF INVESTMENTS IS INCLUDED AS PART OF THE REPORT TO SHAREHOLDERS FILED UNDER ITEM 1 OF THIS FORM]

ITEMS 7-9. [NOT APPLICABLE]

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES

         (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

         (b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

ITEM 12. EXHIBIT LIST

         (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RUSSELL INVESTMENT FUNDS

By:      /s/ Greg J. Stark
    ----------------------------------------------------------------------------
         Greg J. Stark
         Principal Executive Officer and Chief Executive Officer

Date:  August 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Greg J. Stark
    ----------------------------------------------------------------------------
         Greg J. Stark
         Principal Executive Officer and Chief Executive Officer

Date:  August 14, 2006


By:      /s/ Mark E. Swanson
    ----------------------------------------------------------------------------
         Mark E. Swanson
         Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:  August 14, 2006